Supplement Dated August 13, 2018
To The Prospectus Dated April 30, 2018

Jackson Variable Series Trust

Effective August 13, 2018, the following investment options will be available in your variable annuity product(s):

•	JNL iShares Tactical Growth Fund
•	JNL iShares Tactical Moderate Fund
•	JNL iShares Tactical Moderate Growth Fund
•	JNL/American Funds Global Growth Fund
•	JNL/American Funds Growth Fund
•	JNL/DFA U.S. Small Cap Fund
•	JNL/Eaton Vance Global Macro Absolute Return Advantage Fund
•	JNL/Epoch Global Shareholder Yield Fund
•	JNL/Lazard International Strategic Equity Fund
•	JNL/Neuberger Berman Currency Fund
•	JNL/Nicholas Convertible Arbitrage Fund
•	JNL/PPM America Long Short Credit Fund
•	JNL/The London Company Focused U.S. Equity Fund
•	JNL/WCM Focused International Equity Fund

Summary Prospectus – April 30, 2018, as amended August 13, 2018

JNL iShares Tactical Growth Fund
(formerly, JNL Tactical ETF Growth Fund)
Class A

Before you invest, you may want to review the Fund's Prospectus, which contains more information about the Fund and its risks.  You can find the Fund's Prospectus and other information about the Fund, including the Statement of Additional Information ("SAI") and most recent reports to shareholders, online at http://hosted.prospectus.com/Jackson/JacksonVariableSeriesTrust. You can also get this information at no cost by calling 1-800-644-4565 (Annuity and Life Service Center), 1-800-599-5651 (NY Annuity and Life Service Center), 1-800-777-7779 (for contracts purchased through a bank or financial institution) or 1-888-464-7779 (for NY contracts purchased through a bank or financial institution), or by sending an email request to ProspectusRequest@jackson.com.  The current Prospectus and SAI, both dated April 30, 2018, are incorporated by reference into (which means they legally are a part of) this Summary Prospectus.

Investment Objective.  The investment objective of the JNL iShares Tactical Growth Fund (the "Fund") is to seek long-term growth of capital through investment in exchange-traded funds ("Underlying ETFs").
Expenses.  This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
The expenses do not reflect the expenses of the variable insurance contracts or the separate account through which you indirectly invest in the Fund, whichever may be applicable, and the total expenses would be higher if they were included.
Shareholder Fees
(fees paid directly from your investment)
 Not Applicable
Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Class A
Management Fee	0.20%
Distribution and/or Service (12b-1) Fees	0.30%
Other Expenses[1]	0.16%
Acquired Fund Fees and Expenses[2]	0.21%
Total Annual Fund Operating Expenses[3]	0.87%

[1]	"Other Expenses" include an Administrative Fee of 0.15% which is payable to Jackson National Asset Management, LLC ("JNAM" or "Adviser").
[2]
Acquired Fund Fees and Expenses are the indirect expenses of investing in other investment companies.  Accordingly, the expense ratio presented in the Financial Highlights section of the prospectus will not correlate to the Total Annual Fund Operating Expenses disclosed above.

[3]	Expense information has been restated to reflect current fees.

Expense Example. This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the variable insurance contracts or the separate account through which you indirectly invest in the Fund, whichever may be applicable, and the total expenses would be higher if they were included. The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return; (2) redemption at the end of each time period and (3) that the Fund operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
JNL iShares Tactical Growth Fund Class A
1 year	3 years	5 years	10 years
$89	$278	$482	$1,073

Portfolio Turnover (% of average value of portfolio).  The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs.  These costs, which are not reflected in Annual Fund Operating Expenses or in the Expense Example above, affect the Fund's performance.
Period
1/1/2017 - 12/31/2017	29%

Principal Investment Strategies. Under normal market conditions, the Fund seeks to achieve its investment objective primarily through investing at least 80% of its assets (net assets plus the amount of any borrowings made for investment purposes) in underlying exchange-traded funds ("ETFs").  An ETF is an investment fund that is traded on a stock exchange and holds an underlying basket of securities generally designed to track an index.  ETFs can be bought and sold through the trading day in the secondary market or at net asset value directly with an authorized participant.  The Fund will only invest in ETFs that have received an order for exemptive relief from the limits set forth in Section 12 of the Investment Company Act of 1940, as amended (the "1940 Act").  A list of such ETFs will be provided by the Adviser upon request.
Final allocations are determined by the Adviser through the use of both internal and external resources.  BNY Mellon Asset Management North America Corporation ("BNYM AMNA"), the Fund's sub-adviser (the "Sub-Adviser"), is responsible for managing the investment of portfolio assets solely according to the instructions (including the specific Underlying ETFs and the corresponding weights of such Underlying ETFs) provided by the Adviser.  The Sub-Adviser executes transactions in the Underlying ETFs, as required, to closely replicate the allocation instructions received from the Adviser.  The Fund's allocations are rebalanced periodically based on the allocation instructions provided by the Adviser.
During the month, when cash inflows and outflows occur, the Sub-Adviser makes new purchases and sales based on the Fund's current existing market weights.
Under normal market conditions, the Adviser allocates approximately 60% to 100% (with a target allocation of 80%) of the Fund's assets to Underlying ETFs that invest primarily in equity securities, 0% to 40% (with a target allocation of 20%) of the Fund's assets to Underlying ETFs that invest primarily in fixed income securities and/or cash alternatives, and up to 15% (with a target allocation of 0%) of the Fund's assets to Underlying ETFs that invest primarily in alternative assets and strategies.  The Adviser may also allocate the Fund's assets to securities and derivative contracts to meet the Fund's allocation targets.
The Fund may also invest in a range of securities and derivative contracts, including indexes, swap agreements, futures, currency forwards, and U.S. Treasury securities, and cash equivalents including, without limitation, commercial paper, repurchase agreements, and time deposits, as instructed by the Adviser.
The Fund may invest, directly or through ETFs, in securities that have exposure to foreign currencies through their underlying investments, such as in companies that trade in or receive revenues in foreign currencies.
The Fund may invest, directly or through ETFs, in illiquid or thinly traded securities.
The Fund may invest, directly or through ETFs, in bank loans.
The Fund may lend its securities to increase its income.
The Sub-Adviser may invest in ETFs in excess of the 1940 Act limits on investment in other investment companies as instructed by the Adviser.
The Fund is "non-diversified" under the Investment Company Act of 1940, as amended (the "1940 Act"), and may invest more of its assets in fewer issuers than "diversified" mutual funds.
Principal Risks of Investing in the Fund.  An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund's shares will change, and you could lose money by investing in the Fund. The principal risks associated with investing in the Fund include:
•
Allocation risk – The Fund's ability to achieve its investment objective depends upon the investment manager's analysis of such factors as macroeconomic trends, outlooks for various industries and asset class valuations, and its ability to select an appropriate mix of asset classes  and Underlying ETFs based on its analysis of such factors.  The Fund is subject to the risk of changes in market, investment, and economic conditions in the selection and percentages of allocations among Underlying ETFs.

•
Counterparty risk – Transactions involving a counterparty are subject to the credit risk of the counterparty. A Fund that enters into contracts with counterparties, such as repurchase or reverse repurchase agreements or over-the-counter ("OTC") derivatives contracts, or that lends its securities, runs the risk that the counterparty will be unable or unwilling to make timely settlement payments or otherwise honor its obligations. If a counterparty fails to meet its contractual obligations, files for bankruptcy, or otherwise experiences a business interruption, the Fund could suffer losses, including monetary losses, miss investment opportunities or be forced to hold investments it would prefer to sell. Counterparty risk is heightened during unusually adverse market conditions.

•
Currency risk – Investments in foreign currencies, securities that trade in or receive revenues in foreign currencies, or derivatives that provide exposure to foreign currencies are subject to the risk that those currencies may decline in value or, in the case of hedging positions, that the currency may decline in value relative to the currency being hedged. Currency exchange rates can be volatile and may be affected by a number of factors, such as the general economics of a country, the actions (or inaction) of U.S. and foreign governments or central banks, the imposition of currency controls, and speculation. A decline in the value of a foreign currency versus the U.S. dollar reduces the value in U.S. dollars of investments denominated in that foreign currency.

•
Derivatives risk – Investments in derivatives, which are financial instruments whose value depends on, or is derived from, the value of underlying assets, reference rates, or indices, can be highly volatile and may be subject to transaction costs and certain risks, such as unanticipated changes in securities prices and global currency investment.  Derivatives also are subject to leverage risk, liquidity risk, interest rate risk, market risk, counterparty risk, and credit risk.  They also involve the risk of mispricing or improper valuation and the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, interest rate or index. Gains or losses from derivatives can be substantially greater than the derivatives' original cost.  Certain derivatives transactions may subject an Underlying Fund to counterparty risk.

•
Exchange-traded funds investing risk – An investment in an ETF generally presents the following risks:  (i) the same primary risks as an investment in a conventional fund (i.e., one that is not exchange-traded) that has the same investment objectives, strategies and policies; (ii) the risk that an ETF may fail to accurately track the market segment or index that underlies its investment objective; (iii) price fluctuation, resulting in a loss to the Fund; (iv) the risk that an ETF may trade at a discount to its net asset value; (v) the risk that an active market for an ETF's shares may not develop or be maintained; and (vi) the risk that an ETF may no longer meet the listing requirements of any applicable exchanges on which that ETF is listed. When the Fund invests in an ETF, shareholders of the Fund bear their proportionate share of the ETF's fees and expenses as well as their share of the Fund's fees and expenses.

•
Fixed-income risk – The price of fixed-income securities responds to economic developments, particularly interest rate changes, as well as to perceptions about the credit risk of individual issuers.  Rising interest rates generally will cause the price of bonds and other fixed-income debt securities to fall.  Falling interest rates may cause an issuer to redeem, call or refinance a security before its stated maturity, which may result in the Fund having to reinvest the proceeds in lower yielding securities.  Bonds and other fixed-income debt securities are subject to credit risk, which is the possibility that the credit strength of an issuer will weaken and/or an issuer of a fixed-income security will fail to make timely payments of principal or interest and the security will go into default.

•
Foreign regulatory risk – The Adviser is an indirect wholly owned subsidiary of Prudential plc, a publicly traded company incorporated in the United Kingdom and is not affiliated in any manner with Prudential Financial Inc., a company whose principal place of business is in the United States of America.  Through its ownership structure, the Adviser has a number of global financial industry affiliates.  As a result of this structure, and the asset management and financial industry business activities of the Adviser and its affiliates, the Adviser and the Fund may be prohibited or limited in effecting transactions in certain securities.  Additionally, the Adviser and the Fund may encounter trading limitations or restrictions because of aggregation issues or other foreign regulatory requirements.  Foreign regulators or foreign laws may impose position limits on securities held by the Fund, and the Fund may be limited as to which securities it may purchase or sell, as well as the timing of such purchases or sales.  These foreign regulatory limits may increase the Fund's expenses and may limit the Fund's performance.

•
Leverage risk – Certain transactions, such as reverse repurchase agreements, futures, forwards, swaps, or other derivative instruments, include the use of leverage and may cause the Fund to liquidate portfolio positions at disadvantageous times to satisfy its obligations or to meet asset segregation requirements.  The effect of using leverage is to amplify the Fund's gains and losses in comparison to the amount of the Fund's assets (that is, assets other than borrowed assets) at risk, which may cause the Fund's portfolio to be more volatile. If the Fund uses leverage, the Fund has the risk of capital losses that exceed the net assets of the Fund.

•
Liquidity risk – Investments in securities that are difficult to purchase or sell (illiquid or thinly-traded securities) may reduce returns if an Underlying Fund is unable to sell the securities at an advantageous time or price or achieve its desired level of exposure to a certain sector.  Liquidity risk arises, for example, from small average trading volumes, trading restrictions, or temporary suspensions of trading. To meet redemption requests, an Underlying Fund may be forced to sell securities at an unfavorable time and/or under unfavorable conditions.

•
Market risk – Portfolio securities may decline in value due to factors affecting securities markets generally, such as real or perceived adverse economic, political, or regulatory conditions, inflation, changes in interest or currency rates or adverse investor sentiment, among others. Adverse market conditions may be prolonged and may not have the same impact on all types of securities.  The values of securities may fall due to factors affecting a particular issuer, industry or the securities market as a whole.

•
Non-diversification risk – The Fund is non-diversified, as defined by the 1940 Act, and as such may invest in the securities of a limited number of issuers and may invest a greater percentage of its assets in a particular issuer.  Therefore, a decline in the market price of a particular security held by the Fund may affect the Fund's performance more than if the Fund were a diversified investment company.

•
Securities lending risk – Securities lending involves the risk of loss of rights in the collateral or delay in recovery of the collateral if the borrower fails to return the security loaned or becomes insolvent.

•
Settlement risk – Settlement risk is the risk that a settlement in a transfer system does not take place as expected.  Loan transactions often settle on a delayed basis compared with securities and the Fund may not receive proceeds from the sale of a loan for a substantial period after the sale, potentially impacting the ability of the Fund to make additional investments or meet redemption obligations.  In order to meet short-term liquidity needs, the Fund may draw on its cash or other short-term positions, maintain short-term or other liquid assets sufficient to meet reasonably anticipated redemptions, or maintain a credit facility.

Performance.  The performance information shown provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns compared with those of broad-based securities market indices and a composite index which have investment characteristics similar to those of the Fund. Performance results include the effect of expense waiver/reduction arrangements for some or all of the periods shown. If such arrangements had not been in place, performance for those periods would have been lower. The Fund's past performance is not necessarily an indication of how the Fund will perform in the future.
The returns shown in the bar chart and table do not include charges that will be imposed by variable insurance products.  If these amounts were reflected, returns would be less than those shown.
Annual Total Returns as of December 31
Class A
Best Quarter (ended 9/30/2013): 6.33%; Worst Quarter (ended 9/30/2015): -7.09%

Average Annual Total Returns as of 12/31/2017
	1 year	5 year	Life of Fund (February 06, 2012)
JNL iShares Tactical Growth Fund (Class A)	19.35%	9.91%	9.46%
Dow Jones Moderately Aggressive Index (reflects no deduction for fees, expenses, or taxes)	19.08%	10.30%	9.71%
80% MSCI All Country World Index (Net), 20% Bloomberg Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)	19.62%	9.10%	8.79%
MSCI All Country World Index (Net) (reflects no deduction for fees, expenses, or taxes)	23.97%	10.80%	10.32%
Bloomberg Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)	3.54%	2.10%	2.37%

Portfolio Management.
Investment Adviser to the Fund:
 Jackson National Asset Management, LLC
Sub-Adviser:
 BNY Mellon Asset Management North America Corporation ("BNYM AMNA")
Portfolio Managers:
Name:	Joined Fund Management Team In:	Title:
William Harding, CFA	April 2015	Senior Vice President, Chief Investment Officer and Portfolio Manager, JNAM
Sean Hynes, CFA, CAIA	April 2015	Assistant Vice President and Portfolio Manager, JNAM
Mark Pliska, CFA	April 2015	Portfolio Manager, JNAM
Karen Q. Wong, CFA	March 2012	Managing Director, BNYM AMNA
Richard A. Brown, CFA	March 2012	Managing Director, BNYM AMNA
Thomas J. Durante, CFA	March 2012	Managing Director, BNYM AMNA

Purchase and Redemption of Fund Shares
Only separate accounts of Jackson National Life Insurance Company ("Jackson") or Jackson National Life Insurance Company of New York ("Jackson NY") and series, including fund of funds, of registered investment companies in which either or both of those insurance companies invest may purchase shares of the Fund. You may invest indirectly in the Fund through your purchase of a variable annuity or life insurance contract issued by a separate account of Jackson or Jackson NY that invests directly, or through a fund of funds, in this Fund.  Any minimum initial or subsequent investment requirements and redemption procedures are governed by the applicable separate account through which you invest indirectly.
This Fund serves as an underlying investment by insurance companies, affiliated investment companies, and retirement plans for funding variable annuity and life insurance contracts and retirement plans.
Tax Information
The Fund's shareholders are separate accounts of Jackson or Jackson NY and mutual funds owned directly or indirectly by such separate accounts.  Accordingly, the Fund's dividends and other distributions generally are not taxable to you, the contract owner or plan participant, but no further discussion is included about the U.S. federal income tax consequences to you.  You should consult the prospectus of the appropriate separate account or description of the plan for a discussion of the U.S. federal income tax consequences to you of your contract, policy or plan.
Payments to Broker-Dealers and Financial Intermediaries
If you invest in the Fund under a variable insurance contract or a plan that offers a variable insurance contract as a plan option through a broker-dealer or other financial intermediary (such as a financial institution), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary's Website for more information.

Summary Prospectus – April 30, 2018, as amended August 13, 2018

JNL iShares Tactical Moderate Fund
(formerly, JNL Tactical ETF Moderate Fund)
Class A

Before you invest, you may want to review the Fund's Prospectus, which contains more information about the Fund and its risks.  You can find the Fund's Prospectus and other information about the Fund, including the Statement of Additional Information ("SAI") and most recent reports to shareholders, online at http://hosted.prospectus.com/Jackson/JacksonVariableSeriesTrust. You can also get this information at no cost by calling 1-800-644-4565 (Annuity and Life Service Center), 1-800-599-5651 (NY Annuity and Life Service Center), 1-800-777-7779 (for contracts purchased through a bank or financial institution) or 1-888-464-7779 (for NY contracts purchased through a bank or financial institution), or by sending an email request to ProspectusRequest@jackson.com.  The current Prospectus and SAI, both dated April 30, 2018, are incorporated by reference into (which means they legally are a part of) this Summary Prospectus.

Investment Objective.  The investment objective of the JNL iShares Tactical Moderate Fund (the "Fund") is to seek long-term growth of capital through investment in exchange-traded funds ("Underlying ETFs").
Expenses.  This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
The expenses do not reflect the expenses of the variable insurance contracts or the separate account through which you indirectly invest in the Fund, whichever may be applicable, and the total expenses would be higher if they were included.
Shareholder Fees
(fees paid directly from your investment)
 Not Applicable
Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Class A
Management Fee	0.20%
Distribution and/or Service (12b-1) Fees	0.30%
Other Expenses[1]	0.15%
Acquired Fund Fees and Expenses[2]	0.20%
Total Annual Fund Operating Expenses[3]	0.85%

[1]	"Other Expenses" include an Administrative Fee of 0.15% which is payable to Jackson National Asset Management, LLC ("JNAM" or "Adviser").
[2]
Acquired Fund Fees and Expenses are the indirect expenses of investing in other investment companies.  Accordingly, the expense ratio presented in the Financial Highlights section of the prospectus will not correlate to the Total Annual Fund Operating Expenses disclosed above.

[3]	Expense information has been restated to reflect current fees.

Expense Example. This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the variable insurance contracts or the separate account through which you indirectly invest in the Fund, whichever may be applicable, and the total expenses would be higher if they were included. The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return; (2) redemption at the end of each time period and (3) that the Fund operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
JNL iShares Tactical Moderate Fund Class A
1 year	3 years	5 years	10 years
$87	$271	$471	$1,049

Portfolio Turnover (% of average value of portfolio).  The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs.  These costs, which are not reflected in Annual Fund Operating Expenses or in the Expense Example above, affect the Fund's performance.
Period
1/1/2017 - 12/31/2017	37%

Principal Investment Strategies. Under normal market conditions, the Fund seeks to achieve its investment objective primarily through investing at least 80% of its assets (net assets plus the amount of any borrowings made for investment purposes) in a diversified group of underlying exchange-traded funds ("ETFs").  An ETF is an investment fund that is traded on a stock exchange and holds an underlying basket of securities generally designed to track an index.  ETFs can be bought and sold through the trading day in the secondary market or at net asset value directly with an authorized participant.  The Fund will only invest in ETFs that have received an order for exemptive relief from the limits set forth in Section 12 of the Investment Company Act of 1940, as amended (the "1940 Act").  A list of such ETFs will be provided by the Adviser upon request.
Final allocations are determined by the Adviser through the use of both internal and external resources.  BNY Mellon Asset Management North America Corporation ("BNYM AMNA"), the Fund's sub-adviser (the "Sub-Adviser"), is responsible for managing the investment of portfolio assets solely according to the instructions (including the specific Underlying ETFs and the corresponding weights of such Underlying ETFs) provided by the Adviser.  The Sub-Adviser executes transactions in the Underlying ETFs, as required, to closely replicate the allocation instructions received from the Adviser.  The Fund's allocations are rebalanced periodically, generally monthly, based on the allocation instructions provided by the Adviser.
During the month, when cash inflows and outflows occur, the Sub-Adviser makes new purchases and sales based on the Fund's current existing market weights.
Under normal market conditions, the Adviser allocates approximately 20% to 60% (with a target allocation of 40%) of the Fund's assets to Underlying ETFs that invest primarily in equity securities, 40% to 80% (with a target allocation of 60%) of the Fund's assets to Underlying ETFs that invest primarily in fixed income securities and/or cash alternatives, and up to 15% (with a target allocation of 0%) of the Fund's assets to Underlying ETFs that invest primarily in alternative assets and strategies.  The Adviser may also allocate the Fund's assets to securities and derivative contracts to meet the Fund's allocation targets.
The Fund may also invest in a range of securities and derivative contracts, including indexes, swap agreements, futures, currency forwards, and U.S. Treasury securities, and cash equivalents including, without limitation, commercial paper, repurchase agreements, and time deposits, as instructed by the Adviser.
The Fund may invest, directly or through ETFs, in securities that have exposure to foreign currencies through their underlying investments, such as in companies that trade in or receive revenues in foreign currencies.
The Fund may invest, directly or through ETFs, in illiquid or thinly traded securities.
The Fund may invest, directly or through ETFs, in bank loans.
The Fund may lend its securities to increase its income.
The Sub-Adviser may invest in ETFs in excess of the 1940 Act limits on investment in other investment companies as instructed by the Adviser.
The Fund is "non-diversified" under the Investment Company Act of 1940, as amended (the "1940 Act"), and may invest more of its assets in fewer issuers than "diversified" mutual funds.
Principal Risks of Investing in the Fund.  An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund's shares will change, and you could lose money by investing in the Fund. The principal risks associated with investing in the Fund include:
•
Allocation risk – The Fund's ability to achieve its investment objective depends upon the investment manager's analysis of such factors as macroeconomic trends, outlooks for various industries and asset class valuations, and its ability to select an appropriate mix of asset classes  and Underlying ETFs based on its analysis of such factors.  The Fund is subject to the risk of changes in market, investment, and economic conditions in the selection and percentages of allocations among Underlying ETFs.

•
Counterparty risk – Transactions involving a counterparty are subject to the credit risk of the counterparty. A Fund that enters into contracts with counterparties, such as repurchase or reverse repurchase agreements or over-the-counter ("OTC") derivatives contracts, or that lends its securities, runs the risk that the counterparty will be unable or unwilling to make timely settlement payments or otherwise honor its obligations. If a counterparty fails to meet its contractual obligations, files for bankruptcy, or otherwise experiences a business interruption, the Fund could suffer losses, including monetary losses, miss investment opportunities or be forced to hold investments it would prefer to sell. Counterparty risk is heightened during unusually adverse market conditions.

•
Currency risk – Investments in foreign currencies, securities that trade in or receive revenues in foreign currencies, or derivatives that provide exposure to foreign currencies are subject to the risk that those currencies may decline in value or, in the case of hedging positions, that the currency may decline in value relative to the currency being hedged. Currency exchange rates can be volatile and may be affected by a number of factors, such as the general economics of a country, the actions (or inaction) of U.S. and foreign governments or central banks, the imposition of currency controls, and speculation. A decline in the value of a foreign currency versus the U.S. dollar reduces the value in U.S. dollars of investments denominated in that foreign currency.

•
Derivatives risk – Investments in derivatives, which are financial instruments whose value depends on, or is derived from, the value of underlying assets, reference rates, or indices, can be highly volatile and may be subject to transaction costs and certain risks, such as unanticipated changes in securities prices and global currency investment.  Derivatives also are subject to leverage risk, liquidity risk, interest rate risk, market risk, counterparty risk, and credit risk.  They also involve the risk of mispricing or improper valuation and the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, interest rate or index. Gains or losses from derivatives can be substantially greater than the derivatives' original cost.  Certain derivatives transactions may subject an Underlying Fund to counterparty risk.

•
Exchange-traded funds investing risk – An investment in an ETF generally presents the following risks:  (i) the same primary risks as an investment in a conventional fund (i.e., one that is not exchange-traded) that has the same investment objectives, strategies and policies; (ii) the risk that an ETF may fail to accurately track the market segment or index that underlies its investment objective; (iii) price fluctuation, resulting in a loss to the Fund; (iv) the risk that an ETF may trade at a discount to its net asset value; (v) the risk that an active market for an ETF's shares may not develop or be maintained; and (vi) the risk that an ETF may no longer meet the listing requirements of any applicable exchanges on which that ETF is listed. When the Fund invests in an ETF, shareholders of the Fund bear their proportionate share of the ETF's fees and expenses as well as their share of the Fund's fees and expenses.

•
Fixed-income risk – The price of fixed-income securities responds to economic developments, particularly interest rate changes, as well as to perceptions about the credit risk of individual issuers.  Rising interest rates generally will cause the price of bonds and other fixed-income debt securities to fall.  Falling interest rates may cause an issuer to redeem, call or refinance a security before its stated maturity, which may result in the Fund having to reinvest the proceeds in lower yielding securities.  Bonds and other fixed-income debt securities are subject to credit risk, which is the possibility that the credit strength of an issuer will weaken and/or an issuer of a fixed-income security will fail to make timely payments of principal or interest and the security will go into default.

•
Foreign regulatory risk – The Adviser is an indirect wholly owned subsidiary of Prudential plc, a publicly traded company incorporated in the United Kingdom and is not affiliated in any manner with Prudential Financial Inc., a company whose principal place of business is in the United States of America.  Through its ownership structure, the Adviser has a number of global financial industry affiliates.  As a result of this structure, and the asset management and financial industry business activities of the Adviser and its affiliates, the Adviser and the Fund may be prohibited or limited in effecting transactions in certain securities.  Additionally, the Adviser and the Fund may encounter trading limitations or restrictions because of aggregation issues or other foreign regulatory requirements.  Foreign regulators or foreign laws may impose position limits on securities held by the Fund, and the Fund may be limited as to which securities it may purchase or sell, as well as the timing of such purchases or sales.  These foreign regulatory limits may increase the Fund's expenses and may limit the Fund's performance.

•
Leverage risk – Certain transactions, such as reverse repurchase agreements, futures, forwards, swaps, or other derivative instruments, include the use of leverage and may cause the Fund to liquidate portfolio positions at disadvantageous times to satisfy its obligations or to meet asset segregation requirements.  The effect of using leverage is to amplify the Fund's gains and losses in comparison to the amount of the Fund's assets (that is, assets other than borrowed assets) at risk, which may cause the Fund's portfolio to be more volatile. If the Fund uses leverage, the Fund has the risk of capital losses that exceed the net assets of the Fund.

•
Liquidity risk – Investments in securities that are difficult to purchase or sell (illiquid or thinly-traded securities) may reduce returns if an Underlying Fund is unable to sell the securities at an advantageous time or price or achieve its desired level of exposure to a certain sector.  Liquidity risk arises, for example, from small average trading volumes, trading restrictions, or temporary suspensions of trading. To meet redemption requests, an Underlying Fund may be forced to sell securities at an unfavorable time and/or under unfavorable conditions.

•
Market risk – Portfolio securities may decline in value due to factors affecting securities markets generally, such as real or perceived adverse economic, political, or regulatory conditions, inflation, changes in interest or currency rates or adverse investor sentiment, among others. Adverse market conditions may be prolonged and may not have the same impact on all types of securities.  The values of securities may fall due to factors affecting a particular issuer, industry or the securities market as a whole.

•
Non-diversification risk – The Fund is non-diversified, as defined by the 1940 Act, and as such may invest in the securities of a limited number of issuers and may invest a greater percentage of its assets in a particular issuer.  Therefore, a decline in the market price of a particular security held by the Fund may affect the Fund's performance more than if the Fund were a diversified investment company.

•
Securities lending risk – Securities lending involves the risk of loss of rights in the collateral or delay in recovery of the collateral if the borrower fails to return the security loaned or becomes insolvent.

•
Settlement risk – Settlement risk is the risk that a settlement in a transfer system does not take place as expected.  Loan transactions often settle on a delayed basis compared with securities and the Fund may not receive proceeds from the sale of a loan for a substantial period after the sale, potentially impacting the ability of the Fund to make additional investments or meet redemption obligations.  In order to meet short-term liquidity needs, the Fund may draw on its cash or other short-term positions, maintain short-term or other liquid assets sufficient to meet reasonably anticipated redemptions, or maintain a credit facility.

Performance.  The performance information shown provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns compared with those of broad-based securities market indices and a composite index which have investment characteristics similar to those of the Fund. Performance results include the effect of expense waiver/reduction arrangements for some or all of the periods shown.  If such arrangements had not been in place, performance for those periods would have been lower. The Fund's past performance is not necessarily an indication of how the Fund will perform in the future.
The returns shown in the bar chart and table do not include charges that will be imposed by variable insurance products.  If these amounts were reflected, returns would be less than those shown.
Annual Total Returns as of December 31
Class A
Best Quarter (ended 9/30/2013): 3.27%; Worst Quarter (ended 9/30/2015): -3.54%
Average Annual Total Returns as of 12/31/2017
	1 year	5 year	Life of Fund (February 06, 2012)
JNL iShares Tactical Moderate Fund (Class A)	11.45%	5.52%	5.43%
Dow Jones Moderately Conservative Index (reflects no deduction for fees, expenses, or taxes)	10.91%	5.60%	5.46%
40% MSCI All Country World Index (Net), 60% Bloomberg Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)	11.32%	5.63%	5.63%
MSCI All Country World Index (Net) (reflects no deduction for fees, expenses, or taxes)	23.97%	10.80%	10.32%
Bloomberg Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)	3.54%	2.10%	2.37%

Portfolio Management.
Investment Adviser to the Fund:
 Jackson National Asset Management, LLC
Sub-Adviser:
 BNY Mellon Asset Management North America Corporation ("BNYM AMNA")
Portfolio Managers:
Name:	Joined Fund Management Team In:	Title:
William Harding, CFA	April 2015	Senior Vice President, Chief Investment Officer and Portfolio Manager, JNAM
Sean Hynes, CFA, CAIA	April 2015	Assistant Vice President and Portfolio Manager, JNAM
Mark Pliska, CFA	April 2015	Portfolio Manager, JNAM
Karen Q. Wong, CFA	March 2012	Managing Director, BNYM AMNA
Richard A. Brown, CFA	March 2012	Managing Director, BNYM AMNA
Thomas J. Durante, CFA	March 2012	Managing Director, BNYM AMNA

Purchase and Redemption of Fund Shares
Only separate accounts of Jackson National Life Insurance Company ("Jackson") or Jackson National Life Insurance Company of New York ("Jackson NY") and series, including fund of funds, of registered investment companies in which either or both of those insurance companies invest may purchase shares of the Fund. You may invest indirectly in the Fund through your purchase of a variable annuity or life insurance contract issued by a separate account of Jackson or Jackson NY that invests directly, or through a fund of funds, in this Fund.  Any minimum initial or subsequent investment requirements and redemption procedures are governed by the applicable separate account through which you invest indirectly.
This Fund serves as an underlying investment by insurance companies, affiliated investment companies, and retirement plans for funding variable annuity and life insurance contracts and retirement plans.
Tax Information
The Fund's shareholders are separate accounts of Jackson or Jackson NY and mutual funds owned directly or indirectly by such separate accounts.  Accordingly, the Fund's dividends and other distributions generally are not taxable to you, the contract owner or plan participant, but no further discussion is included about the U.S. federal income tax consequences to you.  You should consult the prospectus of the appropriate separate account or description of the plan for a discussion of the U.S. federal income tax consequences to you of your contract, policy or plan.
Payments to Broker-Dealers and Financial Intermediaries
If you invest in the Fund under a variable insurance contract or a plan that offers a variable insurance contract as a plan option through a broker-dealer or other financial intermediary (such as a financial institution), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary's Website for more information.

Summary Prospectus – April 30, 2018, as amended August 13, 2018

JNL iShares Tactical Moderate Growth Fund
(formerly, JNL Tactical ETF Moderate Growth Fund)
Class A

Before you invest, you may want to review the Fund's Prospectus, which contains more information about the Fund and its risks.  You can find the Fund's Prospectus and other information about the Fund, including the Statement of Additional Information ("SAI") and most recent reports to shareholders, online at http://hosted.prospectus.com/Jackson/JacksonVariableSeriesTrust. You can also get this information at no cost by calling 1-800-644-4565 (Annuity and Life Service Center), 1-800-599-5651 (NY Annuity and Life Service Center), 1-800-777-7779 (for contracts purchased through a bank or financial institution) or 1-888-464-7779 (for NY contracts purchased through a bank or financial institution), or by sending an email request to ProspectusRequest@jackson.com.  The current Prospectus and SAI, both dated April 30, 2018, are incorporated by reference into (which means they legally are a part of) this Summary Prospectus.

Investment Objective.  The investment objective of the JNL iShares Tactical Moderate Growth Fund (the "Fund") is to seek long-term growth of capital through investment in exchange-traded funds ("Underlying ETFs").
Expenses.  This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
The expenses do not reflect the expenses of the variable insurance contracts or the separate account through which you indirectly invest in the Fund, whichever may be applicable, and the total expenses would be higher if they were included.
Shareholder Fees
(fees paid directly from your investment)
 Not Applicable
Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Class A
Management Fee	0.20%
Distribution and/or Service (12b-1) Fees	0.30%
Other Expenses[1]	0.16%
Acquired Fund Fees and Expenses[2]	0.20%
Total Annual Fund Operating Expenses[3]	0.86%

[1]	"Other Expenses" include an Administrative Fee of 0.15% which is payable to Jackson National Asset Management, LLC ("JNAM" or "Adviser").
[2]
Acquired Fund Fees and Expenses are the indirect expenses of investing in other investment companies.  Accordingly, the expense ratio presented in the Financial Highlights section of the prospectus will not correlate to the Total Annual Fund Operating Expenses disclosed above.

[3]	Expense information has been restated to reflect current fees.

Expense Example. This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the variable insurance contracts or the separate account through which you indirectly invest in the Fund, whichever may be applicable, and the total expenses would be higher if they were included. The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return; (2) redemption at the end of each time period and (3) that the Fund operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
JNL iShares Tactical Moderate Growth Fund Class A
1 year	3 years	5 years	10 years
$88	$274	$477	$1,061

Portfolio Turnover (% of average value of portfolio).  The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs.  These costs, which are not reflected in Annual Fund Operating Expenses or in the Expense Example above, affect the Fund's performance.
Period
1/1/2017 - 12/31/2017	37%

Principal Investment Strategies. Under normal market conditions, the Fund seeks to achieve its investment objective primarily through investing at least 80% of its assets (net assets plus the amount of any borrowings made for investment purposes) in a diversified group of underlying exchange-traded funds ("ETFs").  An ETF is an investment fund that is traded on a stock exchange and holds an underlying basket of securities generally designed to track an index.  ETFs can be bought and sold through the trading day in the secondary market or at net asset value directly with an authorized participant.  The Fund will only invest in ETFs that have received an order for exemptive relief from the limits set forth in Section 12 of the Investment Company Act of 1940, as amended (the "1940 Act").  A list of such ETFs will be provided by the Adviser upon request.
Final allocations are determined by the Adviser through the use of both internal and external resources. BNY Mellon Asset Management North America Corporation ("BNYM AMNA"), the Fund's sub-adviser (the "Sub-Adviser"), is responsible for managing the investment of portfolio assets solely according to the instructions (including the specific Underlying ETFs and the corresponding weights of such Underlying ETFs) provided by the Adviser.  The Sub-Adviser executes transactions in the Underlying ETFs, as required, to closely replicate the allocation instructions received from the Adviser.  The Fund's allocations are rebalanced periodically based on the allocation instructions provided by the Adviser.
During the month, when cash inflows and outflows occur, the Sub-Adviser makes new purchases and sales based on the Fund's current existing market weights.
Under normal market conditions, the Adviser allocates approximately 40% to 80% (with a target allocation of 60%) of the Fund's assets to Underlying ETFs that invest primarily in equity securities, 20% to 60% (with a target allocation of 40%) of the Fund's assets to Underlying ETFs that invest primarily in fixed income securities and/or cash alternatives, and up to 15% (with a target allocation of 0%) of the Fund's assets to Underlying ETFs that invest primarily in alternative assets and strategies.  The Adviser may also allocate the Fund's assets to securities and derivative contracts to meet the Fund's allocation targets.
The Fund may also invest in a range of securities and derivative contracts, including indexes, swap agreements, futures, currency forwards, and U.S. Treasury securities, and cash equivalents including, without limitation, commercial paper, repurchase agreements, and time deposits, as instructed by the Adviser.
The Fund may invest, directly or through ETFs, in securities that have exposure to foreign currencies through their underlying investments, such as in companies that trade in or receive revenues in foreign currencies.
The Fund may invest, directly or through ETFs, in illiquid or thinly traded securities.
The Fund may invest, directly or through ETFs, in bank loans.
The Fund may lend its securities to increase its income.
The Sub-Adviser may invest in ETFs in excess of the 1940 Act limits on investment in other investment companies as instructed by the Adviser.
The Fund is "non-diversified" under the Investment Company Act of 1940, as amended (the "1940 Act"), and may invest more of its assets in fewer issuers than "diversified" mutual funds.
Principal Risks of Investing in the Fund.  An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund's shares will change, and you could lose money by investing in the Fund. The principal risks associated with investing in the Fund include:
•
Allocation risk – The Fund's ability to achieve its investment objective depends upon the investment manager's analysis of such factors as macroeconomic trends, outlooks for various industries and asset class valuations, and its ability to select an appropriate mix of asset classes  and Underlying ETFs based on its analysis of such factors.  The Fund is subject to the risk of changes in market, investment, and economic conditions in the selection and percentages of allocations among Underlying ETFs.

•
Counterparty risk – Transactions involving a counterparty are subject to the credit risk of the counterparty. A Fund that enters into contracts with counterparties, such as repurchase or reverse repurchase agreements or over-the-counter ("OTC") derivatives contracts, or that lends its securities, runs the risk that the counterparty will be unable or unwilling to make timely settlement payments or otherwise honor its obligations. If a counterparty fails to meet its contractual obligations, files for bankruptcy, or otherwise experiences a business interruption, the Fund could suffer losses, including monetary losses, miss investment opportunities or be forced to hold investments it would prefer to sell. Counterparty risk is heightened during unusually adverse market conditions.

•
Currency risk – Investments in foreign currencies, securities that trade in or receive revenues in foreign currencies, or derivatives that provide exposure to foreign currencies are subject to the risk that those currencies may decline in value or, in the case of hedging positions, that the currency may decline in value relative to the currency being hedged. Currency exchange rates can be volatile and may be affected by a number of factors, such as the general economics of a country, the actions (or inaction) of U.S. and foreign governments or central banks, the imposition of currency controls, and speculation. A decline in the value of a foreign currency versus the U.S. dollar reduces the value in U.S. dollars of investments denominated in that foreign currency.

•
Derivatives risk – Investments in derivatives, which are financial instruments whose value depends on, or is derived from, the value of underlying assets, reference rates, or indices, can be highly volatile and may be subject to transaction costs and certain risks, such as unanticipated changes in securities prices and global currency investment.  Derivatives also are subject to leverage risk, liquidity risk, interest rate risk, market risk, counterparty risk, and credit risk.  They also involve the risk of mispricing or improper valuation and the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, interest rate or index. Gains or losses from derivatives can be substantially greater than the derivatives' original cost.  Certain derivatives transactions may subject an Underlying Fund to counterparty risk.

•
Exchange-traded funds investing risk – An investment in an ETF generally presents the following risks:  (i) the same primary risks as an investment in a conventional fund (i.e., one that is not exchange-traded) that has the same investment objectives, strategies and policies; (ii) the risk that an ETF may fail to accurately track the market segment or index that underlies its investment objective; (iii) price fluctuation, resulting in a loss to the Fund; (iv) the risk that an ETF may trade at a discount to its net asset value; (v) the risk that an active market for an ETF's shares may not develop or be maintained; and (vi) the risk that an ETF may no longer meet the listing requirements of any applicable exchanges on which that ETF is listed. When the Fund invests in an ETF, shareholders of the Fund bear their proportionate share of the ETF's fees and expenses as well as their share of the Fund's fees and expenses.

•
Fixed-income risk – The price of fixed-income securities responds to economic developments, particularly interest rate changes, as well as to perceptions about the credit risk of individual issuers.  Rising interest rates generally will cause the price of bonds and other fixed-income debt securities to fall.  Falling interest rates may cause an issuer to redeem, call or refinance a security before its stated maturity, which may result in the Fund having to reinvest the proceeds in lower yielding securities.  Bonds and other fixed-income debt securities are subject to credit risk, which is the possibility that the credit strength of an issuer will weaken and/or an issuer of a fixed-income security will fail to make timely payments of principal or interest and the security will go into default.

•
Foreign regulatory risk – The Adviser is an indirect wholly owned subsidiary of Prudential plc, a publicly traded company incorporated in the United Kingdom and is not affiliated in any manner with Prudential Financial Inc., a company whose principal place of business is in the United States of America.  Through its ownership structure, the Adviser has a number of global financial industry affiliates.  As a result of this structure, and the asset management and financial industry business activities of the Adviser and its affiliates, the Adviser and the Fund may be prohibited or limited in effecting transactions in certain securities.  Additionally, the Adviser and the Fund may encounter trading limitations or restrictions because of aggregation issues or other foreign regulatory requirements.  Foreign regulators or foreign laws may impose position limits on securities held by the Fund, and the Fund may be limited as to which securities it may purchase or sell, as well as the timing of such purchases or sales.  These foreign regulatory limits may increase the Fund's expenses and may limit the Fund's performance.

•
Leverage risk – Certain transactions, such as reverse repurchase agreements, futures, forwards, swaps, or other derivative instruments, include the use of leverage and may cause the Fund to liquidate portfolio positions at disadvantageous times to satisfy its obligations or to meet asset segregation requirements.  The effect of using leverage is to amplify the Fund's gains and losses in comparison to the amount of the Fund's assets (that is, assets other than borrowed assets) at risk, which may cause the Fund's portfolio to be more volatile. If the Fund uses leverage, the Fund has the risk of capital losses that exceed the net assets of the Fund.

•
Liquidity risk – Investments in securities that are difficult to purchase or sell (illiquid or thinly-traded securities) may reduce returns if an Underlying Fund is unable to sell the securities at an advantageous time or price or achieve its desired level of exposure to a certain sector.  Liquidity risk arises, for example, from small average trading volumes, trading restrictions, or temporary suspensions of trading. To meet redemption requests, an Underlying Fund may be forced to sell securities at an unfavorable time and/or under unfavorable conditions.

•
Market risk – Portfolio securities may decline in value due to factors affecting securities markets generally, such as real or perceived adverse economic, political, or regulatory conditions, inflation, changes in interest or currency rates or adverse investor sentiment, among others. Adverse market conditions may be prolonged and may not have the same impact on all types of securities.  The values of securities may fall due to factors affecting a particular issuer, industry or the securities market as a whole.

•
Non-diversification risk – The Fund is non-diversified, as defined by the 1940 Act, and as such may invest in the securities of a limited number of issuers and may invest a greater percentage of its assets in a particular issuer.  Therefore, a decline in the market price of a particular security held by the Fund may affect the Fund's performance more than if the Fund were a diversified investment company.

•
Securities lending risk – Securities lending involves the risk of loss of rights in the collateral or delay in recovery of the collateral if the borrower fails to return the security loaned or becomes insolvent.

•
Settlement risk – Settlement risk is the risk that a settlement in a transfer system does not take place as expected.  Loan transactions often settle on a delayed basis compared with securities and the Fund may not receive proceeds from the sale of a loan for a substantial period after the sale, potentially impacting the ability of the Fund to make additional investments or meet redemption obligations.  In order to meet short-term liquidity needs, the Fund may draw on its cash or other short-term positions, maintain short-term or other liquid assets sufficient to meet reasonably anticipated redemptions, or maintain a credit facility.

Performance.  The performance information shown provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns compared with those of broad-based securities market indices and a composite index which have investment characteristics similar to those of the Fund. Performance results include the effect of expense waiver/reduction arrangements for some or all of the periods shown. If such arrangements had not been in place, performance for those periods would have been lower. The Fund's past performance is not necessarily an indication of how the Fund will perform in the future.
The returns shown in the bar chart and table do not include charges that will be imposed by variable insurance products.  If these amounts were reflected, returns would be less than those shown.
Annual Total Returns as of December 31
Class A
Best Quarter (ended 9/30/2013): 5.10%; Worst Quarter (ended 9/30/2015): -5.24%
Average Annual Total Returns as of 12/31/2017
	1 year	5 year	Life of Fund (February 06, 2012)
JNL iShares Tactical Moderate Growth Fund (Class A)	15.72%	8.08%	7.74%
Dow Jones Moderate Index (reflects no deduction for fees, expenses, or taxes)	15.15%	8.11%	7.73%
60% MSCI All Country World Index (Net), 40% Bloomberg Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)	15.41%	7.37%	7.22%
MSCI All Country World Index (Net) (reflects no deduction for fees, expenses, or taxes)	23.97%	10.80%	10.32%
Bloomberg Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)	3.54%	2.10%	2.37%

Portfolio Management.
Investment Adviser to the Fund:
 Jackson National Asset Management, LLC
Sub-Adviser:
 BNY Mellon Asset Management North America Corporation ("BNYM AMNA")
Portfolio Managers:
Name:	Joined Fund Management Team In:	Title:
William Harding, CFA	April 2015	Senior Vice President, Chief Investment Officer and Portfolio Manager, JNAM
Sean Hynes, CFA, CAIA	April 2015	Assistant Vice President and Portfolio Manager, JNAM
Mark Pliska, CFA	April 2015	Portfolio Manager, JNAM
Karen Q. Wong, CFA	March 2012	Managing Director, BNYM AMNA
Richard A. Brown, CFA	March 2012	Managing Director, BNYM AMNA
Thomas J. Durante, CFA	March 2012	Managing Director, BNYM AMNA

Purchase and Redemption of Fund Shares
Only separate accounts of Jackson National Life Insurance Company ("Jackson") or Jackson National Life Insurance Company of New York ("Jackson NY") and series, including fund of funds, of registered investment companies in which either or both of those insurance companies invest may purchase shares of the Fund. You may invest indirectly in the Fund through your purchase of a variable annuity or life insurance contract issued by a separate account of Jackson or Jackson NY that invests directly, or through a fund of funds, in this Fund.  Any minimum initial or subsequent investment requirements and redemption procedures are governed by the applicable separate account through which you invest indirectly.
This Fund serves as an underlying investment by insurance companies, affiliated investment companies, and retirement plans for funding variable annuity and life insurance contracts and retirement plans.
Tax Information
The Fund's shareholders are separate accounts of Jackson or Jackson NY and mutual funds owned directly or indirectly by such separate accounts.  Accordingly, the Fund's dividends and other distributions generally are not taxable to you, the contract owner or plan participant, but no further discussion is included about the U.S. federal income tax consequences to you.  You should consult the prospectus of the appropriate separate account or description of the plan for a discussion of the U.S. federal income tax consequences to you of your contract, policy or plan.
Payments to Broker-Dealers and Financial Intermediaries
If you invest in the Fund under a variable insurance contract or a plan that offers a variable insurance contract as a plan option through a broker-dealer or other financial intermediary (such as a financial institution), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary's Website for more information.

Summary Prospectus – April 30, 2018

JNL/American Funds® Global Growth Fund
Class A

Before you invest, you may want to review the Fund's Prospectus, which contains more information about the Fund and its risks.  You can find the Fund's Prospectus and other information about the Fund, including the Statement of Additional Information ("SAI") and most recent reports to shareholders, online at http://hosted.prospectus.com/Jackson/JacksonVariableSeriesTrust. You can also get this information at no cost by calling 1-800-644-4565 (Annuity and Life Service Center), 1-800-599-5651 (NY Annuity and Life Service Center), 1-800-777-7779 (for contracts purchased through a bank or financial institution) or 1-888-464-7779 (for NY contracts purchased through a bank or financial institution), or by sending an email request to ProspectusRequest@jackson.com.  The current Prospectus and SAI, both dated April 30, 2018, are incorporated by reference into (which means they legally are a part of) this Summary Prospectus.

Investment Objective.  The investment objective of the JNL/American Funds® Global Growth Fund (the "Fund") is to seek long-term growth of capital through exclusive investment in Class 1 shares of the American Funds Insurance Series® - Global Growth FundSM (the "Master Fund").
Expenses.  This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
The expenses do not reflect the expenses of the variable insurance contracts or the separate account through which you indirectly invest in the Fund, whichever may be applicable, and the total expenses would be higher if they were included.
Shareholder Fees
(fees paid directly from your investment)
 Not Applicable
Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Class A1
Management Fee	1.22%
Distribution and/or Service (12b-1) Fees	0.30%
Other Expenses[2]	0.13%
Total Annual Fund Operating Expenses[3]	1.65%
Less Waiver/Reimbursement[4]	0.60%
Total Annual Fund Operating Expenses After Waiver/Reimbursement[3]	1.05%

[1]	The fee table and the example reflect the expenses of both the Fund and the Master Fund.
[2]	"Other Expenses" include an Administrative Fee of 0.10% which is payable to Jackson National Asset Management, LLC ("JNAM" or "Adviser").
[3]	Expense information has been restated to reflect current fees.
[4]
JNAM has entered into a contractual agreement with the Fund under which it will waive a portion of its management fee for such time as the Fund is operated as a Feeder Fund, because during that time, the Adviser will not be providing the portfolio management portion of the advisory and management services.  This fee waiver will continue as long as the Fund is part of a master-feeder fund structure, but in any event, the waiver will continue for at least one year from the date of this Prospectus, and continue thereafter unless the Board of Trustees approves a change in or elimination of the waiver.

Expense Example. (1) This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the variable insurance contracts or the separate account through which you indirectly invest in the Fund, whichever may be applicable, and the total expenses would be higher if they were included. The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return; (2) redemption at the end of each time period and (3) that the Fund operating expenses remain the same. The example also assumes that the contractual expense limitation agreement is not renewed.   Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
JNL/American Funds Global Growth Fund Class A
1 year	3 years	5 years	10 years
$107	$462	$840	$1,904
(1)  The example reflects the aggregate expenses of both the Fund and the Master Fund.
Portfolio Turnover (% of average value of portfolio).  The Fund, which operates as a "feeder fund," does not pay transaction costs, such as commissions, when it buys and sells shares of the Master Fund (or "turns over" its portfolio). The Master Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs.  These costs, which are not reflected in Annual Fund Operating Expenses or in the Expense Example above, affect the Fund's and Master Fund's performance. The following table shows the Master Fund's portfolio turnover rate during the most recent fiscal year.
Period	Master Fund
1/1/2017 - 12/31/2017	31%

Principal Investment Strategies. The Fund operates as a "feeder fund" and seeks to achieve its goal by investing all of its assets in Class 1 shares of the Master Fund.
The Master Fund invests primarily in common stocks of companies around the world that have the potential for growth.  As a fund that seeks to invest globally, the Master Fund will allocate its assets among securities of companies domiciled in various countries, including the United States and foreign countries, including emerging market countries.  Under normal market conditions, the Master Fund will invest significantly in issuers domiciled outside the United States (i.e., at least 40% of its net assets, unless market conditions are not deemed favorable by the Master Fund, in which case the Master Fund would invest at least 30% of its net assets in issuers domiciled outside of the United States).  The Master Fund expects to be invested in numerous countries (no fewer than three countries).
Although the Master Fund focuses on investments in medium to larger capitalization companies, the Master Fund's investments are not limited to a particular capitalization size.
Principal Risks of Investing in the Fund.  An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund's shares will change, and you could lose money by investing in the Fund. The principal risks associated with investing in the Master Fund include:
•
Accounting risk – The Master Fund bases investment selections, in part, on information drawn from the financial statements of issuers. Financial statements may not be accurate, may reflect differing approaches with respect to auditing and reporting standards and may affect the ability of the Master Fund's investment manager to identify appropriate investment opportunities.

•
Company risk – Investments in U.S. and/or foreign-traded equity securities may fluctuate more than the values of other types of securities in response to changes in a particular company's financial condition.

•
Currency risk – Investments in foreign currencies, securities that trade in or receive revenues in foreign currencies, or derivatives that provide exposure to foreign currencies are subject to the risk that those currencies may decline in value or, in the case of hedging positions, that the currency may decline in value relative to the currency being hedged. Currency exchange rates can be volatile and may be affected by a number of factors, such as the general economics of a country, the actions (or inaction) of U.S. and foreign governments or central banks, the imposition of currency controls, and speculation. A decline in the value of a foreign currency versus the U.S. dollar reduces the value in U.S. dollars of investments denominated in that foreign currency.

•
Emerging markets and less developed countries risk – Emerging market and less developed countries generally are located in Asia, the Middle East, Eastern Europe, Central and South America and Africa.  Investments in, or exposure to, securities that are tied economically to emerging market and less developed countries are subject to all of the risks of investments in, or exposure to, foreign securities, generally to a greater extent than in developed markets, among other risks.  Investments in securities that are tied economically to emerging markets involve greater risk from economic and political systems that typically are less developed, and likely to be less stable, than those in more advanced countries.  The Fund also will be subject to the risk of adverse foreign currency rate fluctuations.  Emerging market and less developed countries may also have economies that are predominantly based on only a few industries or dependent on revenues from particular commodities. The risks of nationalization, expropriation or other confiscation of assets of non-U.S. issuers is also greater in emerging and less developed countries. As a result of these risks, investments in securities tied economically to emerging markets tend to be more volatile than investments in securities of developed countries.

•
Equity securities risk – Common and preferred stocks represent equity ownership in a company.  Stock markets are volatile, and equity securities generally have greater price volatility than fixed-income securities.  The price of equity or equity-related securities will fluctuate and can decline and reduce the value of a portfolio investing in equity or equity-related securities.  The value of equity or equity-related securities purchased by the Master Fund could decline if the financial condition of the companies the Master Fund invests in decline or if overall market and economic conditions deteriorate.  They may also decline due to factors that affect a particular industry or industries, such as labor shortages or an increase in production costs and competitive conditions within an industry.  In addition, they may decline due to general market conditions that are not specifically related to a company or industry, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or generally adverse investor sentiment.

•
European investment risk – Investing in Europe involves many of the same risks as investing in foreign securities.  In addition, Europe includes both developed and emerging markets and investments by the Fund will be subject to the risks associated with investments in such markets. Performance is expected to be closely tied to social, political, and economic conditions within Europe and to be more volatile than the performance of more geographically diversified funds. Additionally, the United Kingdom's intended departure from the EU, commonly known as "Brexit," may have significant political and financial consequences for Eurozone markets, including greater market volatility and illiquidity, currency fluctuations, deterioration in economic activity, a decrease in business confidence and an increased likelihood of a recession in the United Kingdom and the EU.

•
Foreign regulatory risk – The Adviser is an indirect wholly owned subsidiary of Prudential plc, a publicly traded company incorporated in the United Kingdom and is not affiliated in any manner with Prudential Financial Inc., a company whose principal place of business is in the United States of America.  Through its ownership structure, the Adviser has a number of global financial industry affiliates.  As a result of this structure, and the asset management and financial industry business activities of the Adviser and its affiliates, the Adviser and the Fund may be prohibited or limited in effecting transactions in certain securities.  Additionally, the Adviser and the Fund may encounter trading limitations or restrictions because of aggregation issues or other foreign regulatory requirements.  Foreign regulators or foreign laws may impose position limits on securities held by the Fund, and the Fund may be limited as to which securities it may purchase or sell, as well as the timing of such purchases or sales.  These foreign regulatory limits may increase the Fund's expenses and may limit the Fund's performance.

•
Foreign securities risk – Investments in, or exposure to, foreign securities involve risks not typically associated with U.S. investments. These risks include, among others, adverse fluctuations in foreign currency values, possible imposition of foreign withholding or other taxes on income payable on the securities, as well as adverse political, social and economic developments, such as political upheaval, acts of terrorism, financial troubles, or natural disasters. Many foreign securities markets, especially those in emerging market countries, are less stable, smaller, less liquid, and less regulated than U.S. securities markets, and the costs of trading in those markets is often higher than in U.S. securities markets. There may also be less publicly available information about issuers of foreign securities compared to issuers of U.S. securities. In addition, the economies of certain foreign markets may not compare favorably with the economy of the United States with respect to issues such as growth of gross national product, reinvestment of capital, resources and balance of payments position.

•
Investment style risk – The returns from a certain investment style may be lower than the returns from the overall stock market. Growth stock prices frequently reflect projections of future earnings or revenues, and if earnings growth expectations are not met, their stock prices will likely fall, which may reduce the value of a Fund's investment in those stocks. Over market cycles, different investment styles may sometimes outperform other investment styles (for example, growth investing may outperform value investing).

•
Issuer risk – The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the market as a whole.  A security's value may decline for reasons that directly relate to the issuer, such as management performance, corporate governance, financial leverage and reduced demand for the issuer's goods or services.

•
Large-capitalization investing risk – Large-capitalization stocks as a group could fall out of favor with the market, which may cause the Fund to underperform funds that focus on other types of stocks.

•
Managed portfolio risk – As an actively managed portfolio, the value of the Master Fund's investments could decline because the financial condition of an issuer may change (due to such factors as management performance, reduced demand or overall market changes), financial markets may fluctuate or overall prices may decline, or the Master Fund's Adviser's investment techniques could fail to achieve the Master Fund's investment objective or negatively affect the Master Fund's investment performance.

•
Market risk – Portfolio securities may decline in value due to factors affecting securities markets generally, such as real or perceived adverse economic, political, or regulatory conditions, inflation, changes in interest or currency rates or adverse investor sentiment, among others. Adverse market conditions may be prolonged and may not have the same impact on all types of securities.  The values of securities may fall due to factors affecting a particular issuer, industry or the securities market as a whole.

•	Mid-capitalization investing risk – The prices of securities of mid-capitalization companies may be more volatile than those of larger, more established companies.
•
Stock risk – Stock markets may experience significant short-term volatility and may fall sharply at times. Different stock markets may behave differently from each other and U.S. stock markets may move in the opposite direction from one or more foreign stock markets.  The prices of individual stocks generally do not all move in the same direction at the same time and a variety of factors can affect the price of a particular company's stock.

Performance.  The performance information shown provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns compared with those of a broad-based securities market index which has investment characteristics similar to those of the Fund. Performance results include the effect of expense waiver/reduction arrangements for some or all of the periods shown.  If such arrangements had not been in place, performance for those periods would have been lower. The Fund's past performance is not necessarily an indication of how the Fund will perform in the future.
The returns shown in the bar chart and table do not include charges that will be imposed by variable insurance products.  If these amounts were reflected, returns would be less than those shown.
Annual Total Returns as of December 31
Class A
Best Quarter (ended 3/31/2017): 9.63%; Worst Quarter (ended 9/30/2015): -7.53%
Average Annual Total Returns as of 12/31/2017
	1 year	Life of Fund (September 16, 2013)
JNL/American Funds® Global Growth Fund (Class A)	31.19%	11.18%
MSCI All Country World Index (Net) (reflects no deduction for fees, expenses, or taxes)	23.97%	9.15%

Portfolio Management.
Investment Adviser to the Fund:
 Jackson National Asset Management, LLC
Currently, JNAM provides those services that are normally provided by a fund's investment adviser with the exception of portfolio management.  See the Additional Information About Each Fund section for more information regarding management of the Fund.
Investment Adviser to the Master Fund:
 Capital Research and Management Company ("CRMC")
Portfolio Managers:
Name:	Joined Fund Management Team In:	Title:
Patrice Collette	November 2015	Partner, Capital World Investors SM ("CWI) [1]
Paul Flynn	January 2017	Partner, CWI
Jonathan Knowles	September 2013	Partner, CWI
1 CWI is a division of CRMC
Purchase and Redemption of Fund Shares
Only separate accounts of Jackson National Life Insurance Company ("Jackson") or Jackson National Life Insurance Company of New York ("Jackson NY") and series, including fund of funds, of registered investment companies in which either or both of those insurance companies invest may purchase shares of the Fund. You may invest indirectly in the Fund through your purchase of a variable annuity or life insurance contract issued by a separate account of Jackson or Jackson NY that invests directly, or through a fund of funds, in this Fund.  Any minimum initial or subsequent investment requirements and redemption procedures are governed by the applicable separate account through which you invest indirectly.
This Fund serves as an underlying investment by insurance companies, affiliated investment companies, and retirement plans for funding variable annuity and life insurance contracts and retirement plans.
Tax Information
The Fund's shareholders are separate accounts of Jackson or Jackson NY and mutual funds owned directly or indirectly by such separate accounts.  Accordingly, the Fund's dividends and other distributions generally are not taxable to you, the contract owner or plan participant, but no further discussion is included about the U.S. federal income tax consequences to you.  You should consult the prospectus of the appropriate separate account or description of the plan for a discussion of the U.S. federal income tax consequences to you of your contract, policy or plan.
Payments to Broker-Dealers and Financial Intermediaries
If you invest in the Fund under a variable insurance contract or a plan that offers a variable insurance contract as a plan option through a broker-dealer or other financial intermediary (such as a financial institution), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary's Website for more information.

Summary Prospectus – April 30, 2018

JNL/American Funds® Growth Fund
Class A

Before you invest, you may want to review the Fund's Prospectus, which contains more information about the Fund and its risks.  You can find the Fund's Prospectus and other information about the Fund, including the Statement of Additional Information ("SAI") and most recent reports to shareholders, online at http://hosted.prospectus.com/Jackson/JacksonVariableSeriesTrust. You can also get this information at no cost by calling 1-800-644-4565 (Annuity and Life Service Center), 1-800-599-5651 (NY Annuity and Life Service Center), 1-800-777-7779 (for contracts purchased through a bank or financial institution) or 1-888-464-7779 (for NY contracts purchased through a bank or financial institution), or by sending an email request to ProspectusRequest@jackson.com.  The current Prospectus and SAI, both dated April 30, 2018, are incorporated by reference into (which means they legally are a part of) this Summary Prospectus.

Investment Objective.  The JNL/American Funds® Growth Fund (the "Fund" or "Feeder Fund") seeks growth of capital through exclusive investment in Class 1 shares of the American Funds Insurance Series® - Growth FundSM (the "Master Fund").
Expenses.  This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
The expenses do not reflect the expenses of the variable insurance contracts or the separate account through which you indirectly invest in the Fund, whichever may be applicable, and the total expenses would be higher if they were included.
Shareholder Fees
(fees paid directly from your investment)
 Not Applicable
Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Class A1
Management Fee	1.08%
Distribution and/or Service (12b-1) Fees	0.30%
Other Expenses[2]	0.12%
Total Annual Fund Operating Expenses[3]	1.50%
Less Waiver/Reimbursement[4]	0.55%
Total Annual Fund Operating Expenses After Waiver/Reimbursement[3]	0.95%

[1]	The fee table and the example reflect the expenses of both the Fund and the Master Fund.
[2]	"Other Expenses" include an Administrative Fee of 0.10% which is payable to Jackson National Asset Management, LLC ("JNAM" or "Adviser").
[3]	Expense information has been restated to reflect current fees.
[4]
JNAM has entered into a contractual agreement with the Fund under which it will waive a portion of its management fee for such time as the Fund is operated as a Feeder Fund, because during that time, the Adviser will not be providing the portfolio management portion of the advisory and management services.  This fee waiver will continue as long as the Fund is part of a master-feeder fund structure, but in any event, the waiver will continue for at least one year from the date of this Prospectus, and continue thereafter unless the Board of Trustees approves a change in or elimination of the waiver.

Expense Example. (1) This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the variable insurance contracts or the separate account through which you indirectly invest in the Fund, whichever may be applicable, and the total expenses would be higher if they were included. The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return; (2) redemption at the end of each time period and (3) that the Fund operating expenses remain the same. The example also assumes that the contractual expense limitation agreement is not renewed.  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
JNL/American Funds Growth Fund Class A
1 year	3 years	5 years	10 years
$97	$420	$766	$1,744
(1)  The example reflects the aggregate expenses of both the Fund and the Master Fund.
Portfolio Turnover (% of average value of portfolio).  The Fund, which operates as a "feeder fund," does not pay transaction costs, such as commissions, when it buys and sells shares of the Master Fund (or "turns over" its portfolio). The Master Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs.  These costs, which are not reflected in Annual Fund Operating Expenses or in the Expense Example above, affect the Fund's and Master Fund's performance. The following table shows the Master Fund's portfolio turnover rate during the most recent fiscal year.
Period	Master Fund
1/1/2017 - 12/31/2017	24%

Principal Investment Strategies. The Fund operates as a "feeder fund" and seeks to achieve its goal by investing all of its assets in Class 1 shares of the Master Fund.
The Master Fund invests primarily in common stocks and seeks to invest in companies that the Master Fund's investment adviser believes offer superior opportunities for growth of capital.  The Master Fund may invest up to 25% of its assets in common stocks and other securities (including convertible and nonconvertible preferred stocks, bonds, and other debt securities) of issuers domiciled outside the U.S.
Although the Master Fund focuses on investments in medium to larger capitalization companies, the Master Fund's investments are not limited to a particular capitalization size.
Principal Risks of Investing in the Fund.  An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund's shares will change, and you could lose money by investing in the Fund. The principal risks associated with investing in the Master Fund include:
•
Accounting risk – The Master Fund bases investment selections, in part, on information drawn from the financial statements of issuers. Financial statements may not be accurate, may reflect differing approaches with respect to auditing and reporting standards and may affect the ability of the Master Fund's investment manager to identify appropriate investment opportunities.

•
Company risk – Investments in U.S. and/or foreign-traded equity securities may fluctuate more than the values of other types of securities in response to changes in a particular company's financial condition.

•
Equity securities risk – Common and preferred stocks represent equity ownership in a company.  Stock markets are volatile, and equity securities generally have greater price volatility than fixed-income securities.  The price of equity or equity-related securities will fluctuate and can decline and reduce the value of a portfolio investing in equity or equity-related securities.  The value of equity or equity-related securities purchased by the Master Fund could decline if the financial condition of the companies the Master Fund invests in decline or if overall market and economic conditions deteriorate.  They may also decline due to factors that affect a particular industry or industries, such as labor shortages or an increase in production costs and competitive conditions within an industry.  In addition, they may decline due to general market conditions that are not specifically related to a company or industry, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or generally adverse investor sentiment.

•
Foreign regulatory risk – The Adviser is an indirect wholly owned subsidiary of Prudential plc, a publicly traded company incorporated in the United Kingdom and is not affiliated in any manner with Prudential Financial Inc., a company whose principal place of business is in the United States of America.  Through its ownership structure, the Adviser has a number of global financial industry affiliates.  As a result of this structure, and the asset management and financial industry business activities of the Adviser and its affiliates, the Adviser and the Fund may be prohibited or limited in effecting transactions in certain securities.  Additionally, the Adviser and the Fund may encounter trading limitations or restrictions because of aggregation issues or other foreign regulatory requirements.  Foreign regulators or foreign laws may impose position limits on securities held by the Fund, and the Fund may be limited as to which securities it may purchase or sell, as well as the timing of such purchases or sales.  These foreign regulatory limits may increase the Fund's expenses and may limit the Fund's performance.

•
Foreign securities risk – Investments in, or exposure to, foreign securities involve risks not typically associated with U.S. investments. These risks include, among others, adverse fluctuations in foreign currency values, possible imposition of foreign withholding or other taxes on income payable on the securities, as well as adverse political, social and economic developments, such as political upheaval, acts of terrorism, financial troubles, or natural disasters. Many foreign securities markets, especially those in emerging market countries, are less stable, smaller, less liquid, and less regulated than U.S. securities markets, and the costs of trading in those markets is often higher than in U.S. securities markets. There may also be less publicly available information about issuers of foreign securities compared to issuers of U.S. securities. In addition, the economies of certain foreign markets may not compare favorably with the economy of the United States with respect to issues such as growth of gross national product, reinvestment of capital, resources and balance of payments position.

•
Investment style risk – The returns from a certain investment style may be lower than the returns from the overall stock market. Growth stock prices frequently reflect projections of future earnings or revenues, and if earnings growth expectations are not met, their stock prices will likely fall, which may reduce the value of a Fund's investment in those stocks.  Over market cycles, different investment styles may sometimes outperform other investment styles (for example, growth investing may outperform value investing).

•
Issuer risk – The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the market as a whole.  A security's value may decline for reasons that directly relate to the issuer, such as management performance, corporate governance, financial leverage and reduced demand for the issuer's goods or services.

•
Large-capitalization investing risk – Large-capitalization stocks as a group could fall out of favor with the market, which may cause the Fund to underperform funds that focus on other types of stocks.

•
Managed portfolio risk – As an actively managed portfolio, the value of the Master Fund's investments could decline because the financial condition of an issuer may change (due to such factors as management performance, reduced demand or overall market changes), financial markets may fluctuate or overall prices may decline, or the Master Fund's Adviser's investment techniques could fail to achieve the Master Fund's investment objective or negatively affect the Master Fund's investment performance.

•
Market risk – Portfolio securities may decline in value due to factors affecting securities markets generally, such as real or perceived adverse economic, political, or regulatory conditions, inflation, changes in interest or currency rates or adverse investor sentiment, among others. Adverse market conditions may be prolonged and may not have the same impact on all types of securities.  The values of securities may fall due to factors affecting a particular issuer, industry or the securities market as a whole.

•
Stock risk – Stock markets may experience significant short-term volatility and may fall sharply at times. Different stock markets may behave differently from each other and U.S. stock markets may move in the opposite direction from one or more foreign stock markets.  The prices of individual stocks generally do not all move in the same direction at the same time and a variety of factors can affect the price of a particular company's stock.

Performance.  The performance information shown provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns compared with those of a broad-based securities market index which has investment characteristics similar to those of the Fund. Performance results include the effect of expense waiver/reduction arrangements for some or all of the periods shown. If such arrangements had not been in place, performance for those periods would have been lower.  The Fund's past performance is not necessarily an indication of how the Fund will perform in the future.
The returns shown in the bar chart and table do not include charges that will be imposed by variable insurance products.  If these amounts were reflected, returns would be less than those shown.
Annual Total Returns as of December 31
Class A
Best Quarter (ended 3/31/2017): 9.11%; Worst Quarter (ended 9/30/2015): -6.62%
Average Annual Total Returns as of 12/31/2017
	1 year	5 year	Life of Fund (February 06, 2012)
JNL/American Funds® Growth Fund (Class A)	27.87%	15.71%	14.43%
S&P 500 Index (reflects no deduction for fees, expenses, or taxes)	21.83%	15.79%	14.77%

Portfolio Management.
Investment Adviser to the Fund:
 Jackson National Asset Management, LLC
Currently, JNAM provides those services that are normally provided by a fund's investment adviser with the exception of portfolio management.  See the Additional Information About Each Fund section for more information regarding management of the Fund.
Investment Adviser to the Master Fund:
 Capital Research and Management Company ("CRMC")
Portfolio Managers:
Name:	Joined Fund Management Team In:	Title:
Mark L. Casey	May 2017	Partner, Capital World InvestorsSM ("CWI")[1]
Michael T. Kerr	March 2012	Partner, CWI
Andraz Razen	April 2015	Partner, CWI
Martin Romo	February 2016	Partner, CWI
Alan J. Wilson	April 2014	Partner, CWI
1 CWI is a division of CRMC
Purchase and Redemption of Fund Shares
Only separate accounts of Jackson National Life Insurance Company ("Jackson") or Jackson National Life Insurance Company of New York ("Jackson NY") and series, including fund of funds, of registered investment companies in which either or both of those insurance companies invest may purchase shares of the Fund. You may invest indirectly in the Fund through your purchase of a variable annuity or life insurance contract issued by a separate account of Jackson or Jackson NY that invests directly, or through a fund of funds, in this Fund.  Any minimum initial or subsequent investment requirements and redemption procedures are governed by the applicable separate account through which you invest indirectly.
This Fund serves as an underlying investment by insurance companies, affiliated investment companies, and retirement plans for funding variable annuity and life insurance contracts and retirement plans.
Tax Information
The Fund expects to be treated as a partnership for U.S. federal income tax purposes, and does not expect to make regular distributions (other than in redemption of Fund shares) to shareholders, which generally are the participating insurance companies investing in the Fund through separate accounts of Jackson or Jackson NY and mutual funds owned directly or indirectly by such separate accounts.  You should consult the prospectus of the appropriate separate account or description of the plan for a discussion of the U.S. federal income tax consequences to you of your contract, policy, or plan.
Payments to Broker-Dealers and Financial Intermediaries
If you invest in the Fund under a variable insurance contract or a plan that offers a variable insurance contract as a plan option through a broker-dealer or other financial intermediary (such as a financial institution), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary's Website for more information.

Summary Prospectus – April 30, 2018

JNL/DFA U.S. Small Cap Fund
Class A

Before you invest, you may want to review the Fund's Prospectus, which contains more information about the Fund and its risks.  You can find the Fund's Prospectus and other information about the Fund, including the Statement of Additional Information ("SAI") and most recent reports to shareholders, online at http://hosted.prospectus.com/Jackson/JacksonVariableSeriesTrust. You can also get this information at no cost by calling 1-800-644-4565 (Annuity and Life Service Center), 1-800-599-5651 (NY Annuity and Life Service Center), 1-800-777-7779 (for contracts purchased through a bank or financial institution) or 1-888-464-7779 (for NY contracts purchased through a bank or financial institution), or by sending an email request to ProspectusRequest@jackson.com.  The current Prospectus and SAI, both dated April 30, 2018, are incorporated by reference into (which means they legally are a part of) this Summary Prospectus.

Investment Objective.  The investment objective of the JNL/DFA U.S. Small Cap Fund (the "Fund") is to achieve long-term capital appreciation.
Expenses.  This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
The expenses do not reflect the expenses of the variable insurance contracts or the separate account through which you indirectly invest in the Fund, whichever may be applicable, and the total expenses would be higher if they were included.
Shareholder Fees
(fees paid directly from your investment)
 Not Applicable
Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Class A
Management Fee	0.60%
Distribution and/or Service (12b-1) Fees	0.30%
Other Expenses[1]	0.16%
Total Annual Fund Operating Expenses[2]	1.06%

[1]	"Other Expenses" include an Administrative Fee of 0.15% which is payable to Jackson National Asset Management, LLC ("JNAM" or "Adviser").
[2]	Expense information has been restated to reflect current fees.

Expense Example. This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the variable insurance contracts or the separate account through which you indirectly invest in the Fund, whichever may be applicable, and the total expenses would be higher if they were included. The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return; (2) redemption at the end of each time period and (3) that the Fund operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
JNL/DFA U.S. Small Cap Fund Class A
1 year	3 years	5 years	10 years
$108	$337	$585	$1,294

Portfolio Turnover (% of average value of portfolio).  The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs.  These costs, which are not reflected in Annual Fund Operating Expenses or in the Expense Example above, affect the Fund's performance.
Period
1/1/2017 - 12/31/2017	61%

Principal Investment Strategies. The Fund, using a market capitalization weighted approach, purchases a broad and diverse group of the common stocks of U.S. small-capitalization companies.  A company's market capitalization is the number of its shares outstanding times its price per share.  In general, the higher the relative market capitalization of the U.S. small-capitalization company, the greater its representation in the Fund.  Dimensional Fund Advisors LP, the Fund's sub-adviser ("Sub-Adviser") may adjust the representation in the Fund of an eligible company, or exclude a company, after considering such factors as free float, momentum, trading strategies, liquidity, profitability and other factors that the Sub-Adviser determines to be appropriate, given market conditions.  In assessing profitability, the Sub-Adviser may consider different ratios, such as that of earnings or profits from operations relative to book value or assets.
As a non-fundamental policy, under normal circumstances, the Fund will invest at least 80% of its assets (net assets plus the amount of any borrowings made for investment purposes) in securities of U.S. small-capitalization companies.  As of the date of this Prospectus, for the purposes of the Fund, the Sub-Adviser considers small-capitalization companies to be companies whose market capitalizations are generally in the lowest 10% of total market capitalization or companies whose market capitalizations are smaller than the 1,000th largest U.S. company, whichever results in the higher market capitalization break.  Total market capitalization is based on the market capitalization of U.S. operating companies listed on the New York Stock Exchange ("NYSE"), NYSE American LLC, Nasdaq Global Market®, Nasdaq Capital Market®, or such other securities exchanges deemed appropriate by the Sub-Adviser.  Under the Sub-Adviser's market capitalization guidelines described above, based on market capitalization data as of December 31, 2017, the market capitalization of a small-capitalization company would be $5.28 billion or below. This dollar amount will change due to market conditions.
The Fund may purchase or sell futures contracts and options on futures contracts for equity securities and indices, to adjust market exposure based on actual or expected cash inflows to or outflows from the Fund. The Fund, however, does not intend to sell futures contracts to establish short positions in individual securities or to use derivatives for purposes of speculation or leveraging investment returns.
Principal Risks of Investing in the Fund.  An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund's shares will change, and you could lose money by investing in the Fund. The principal risks associated with investing in the Fund include:
•
Accounting risk – The Fund bases investment selections, in part, on information drawn from the financial statements of issuers. Financial statements may not be accurate, may reflect differing approaches with respect to auditing and reporting standards and may affect the ability of the Fund's investment manager to identify appropriate investment opportunities.

•
Company risk – Investments in U.S. and/or foreign-traded equity securities may fluctuate more than the values of other types of securities in response to changes in a particular company's financial condition.

•
Derivatives risk – Investments in derivatives, which are financial instruments whose value depends on, or is derived from, the value of underlying assets, reference rates, or indices, can be highly volatile and may be subject to transaction costs and certain risks, such as unanticipated changes in securities prices and global currency investment.  Derivatives also are subject to leverage risk, liquidity risk, interest rate risk, market risk, counterparty risk, and credit risk.  They also involve the risk of mispricing or improper valuation and the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, interest rate or index. Gains or losses from derivatives can be substantially greater than the derivatives' original cost.  Certain derivatives transactions may subject the Fund to counterparty risk.

•
Equity securities risk – Common and preferred stocks represent equity ownership in a company.  Stock markets are volatile, and equity securities generally have greater price volatility than fixed-income securities.  The price of equity or equity-related securities will fluctuate and can decline and reduce the value of a portfolio investing in equity or equity-related securities.  The value of equity or equity-related securities purchased by the Fund could decline if the financial condition of the companies the Fund invests in decline or if overall market and economic conditions deteriorate.  They may also decline due to factors that affect a particular industry or industries, such as labor shortages or an increase in production costs and competitive conditions within an industry.  In addition, they may decline due to general market conditions that are not specifically related to a company or industry, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or generally adverse investor sentiment.

•
Foreign regulatory risk – The Adviser is an indirect wholly owned subsidiary of Prudential plc, a publicly traded company incorporated in the United Kingdom and is not affiliated in any manner with Prudential Financial Inc., a company whose principal place of business is in the United States of America.  Through its ownership structure, the Adviser has a number of global financial industry affiliates.  As a result of this structure, and the asset management and financial industry business activities of the Adviser and its affiliates, the Adviser and the Fund may be prohibited or limited in effecting transactions in certain securities.  Additionally, the Adviser and the Fund may encounter trading limitations or restrictions because of aggregation issues or other foreign regulatory requirements.  Foreign regulators or foreign laws may impose position limits on securities held by the Fund, and the Fund may be limited as to which securities it may purchase or sell, as well as the timing of such purchases or sales.  These foreign regulatory limits may increase the Fund's expenses and may limit the Fund's performance.

•
Liquidity risk – Investments in securities that are difficult to purchase or sell (illiquid or thinly-traded securities) may reduce returns if the Fund is unable to sell the securities at an advantageous time or price or achieve its desired level of exposure to a certain sector.  Liquidity risk arises, for example, from small average trading volumes, trading restrictions, or temporary suspensions of trading. To meet redemption requests, the Fund may be forced to sell securities at an unfavorable time and/or under unfavorable conditions.

•
Managed portfolio risk – As an actively managed portfolio, the value of the Fund's investments could decline because the financial condition of an issuer may change (due to such factors as management performance, reduced demand or overall market changes), financial markets may fluctuate or overall prices may decline, or the Fund's Sub-Adviser's investment techniques could fail to achieve the Fund's investment objective or negatively affect the Fund's investment performance.

•
Market risk – Portfolio securities may decline in value due to factors affecting securities markets generally, such as real or perceived adverse economic, political, or regulatory conditions, inflation, changes in interest or currency rates or adverse investor sentiment, among others. Adverse market conditions may be prolonged and may not have the same impact on all types of securities.  The values of securities may fall due to factors affecting a particular issuer, industry or the securities market as a whole.

•
Portfolio turnover risk – Active trading, including investments made on a shorter-term basis or in derivative instruments or in instruments with a maturity of one year or less at the time of acquisition, may increase transaction costs, which may reduce performance.

•
Sector risk – Companies with similar characteristics may be grouped together in broad categories called sectors. Sector risk is the risk that securities of companies within specific sectors of the economy can perform differently than the overall market. For example, this may be due to changes in the regulatory or competitive environment or changes in investor perceptions regarding a sector. Because the Fund may allocate relatively more assets to certain sectors than others, the Fund's performance may be more susceptible to any developments which affect those sectors emphasized by the Fund.  In addition, the Fund could underperform other funds investing in similar sectors or comparable benchmarks because of the investment manager's choice of securities within such sector.

•
Securities lending risk – Securities lending involves the risk of loss of rights in the collateral or delay in recovery of the collateral if the borrower fails to return the security loaned or becomes insolvent.

•
Small-capitalization investing risk – Investing in smaller companies, some of which may be newer companies or start-ups, generally involves greater risks than investing in larger, more established ones. The securities of companies with smaller market capitalizations often are less widely held and trade less frequently and in lesser quantities, and their market prices often fluctuate more, than the securities of companies with larger market capitalizations.

•
Stock risk – Stock markets may experience significant short-term volatility and may fall sharply at times. Different stock markets may behave differently from each other and U.S. stock markets may move in the opposite direction from one or more foreign stock markets.  The prices of individual stocks generally do not all move in the same direction at the same time and a variety of factors can affect the price of a particular company's stock.

Performance.  The performance information shown provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns compared with those of broad-based securities market indices which have investment characteristics similar to those of the Fund. Performance information prior to September 25, 2017 reflects the Fund's results using its prior principal investment strategy. The Fund's past performance is not necessarily an indication of how the Fund will perform in the future.
The returns shown in the bar chart and table do not include charges that will be imposed by variable insurance products.  If these amounts were reflected, returns would be less than those shown.
Effective September 25, 2017, for consistency with the Fund's principal investment strategies, the Fund replaced the Russell Microcap Index with the MSCI USA Small Cap Index as the Fund's primary benchmark.
Annual Total Returns as of December 31
Class A
.....
Best Quarter (ended 12/31/2016): 13.49%; Worst Quarter (ended 9/30/2015): -11.48%
Average Annual Total Returns as of 12/31/2017
	1 year	5 year	Life of Fund (September 10, 2012)
JNL/DFA U.S. Small Cap Fund (Class A)	10.15%	14.26%	13.62%
MSCI USA Small Cap Index (Gross) (reflects no deduction for fees, expenses, or taxes)	17.30%	15.02%	14.59%
Russell Microcap Index (reflects no deduction for fees, expenses, or taxes)	13.16%	14.29%	13.88%

Portfolio Management.
Investment Adviser to the Fund:
 Jackson National Asset Management, LLC
Sub-Adviser:
 Dimensional Fund Advisors LP ("DFA")
Portfolio Managers:
Name:	Joined Fund Management Team In:	Title:
Joseph H. Chi, CFA	September 2012	Senior Portfolio Manager and Vice President, DFA
Jed S. Fogdall	September 2012	Senior Portfolio Manager and Vice President, DFA
Joel P. Schneider	July 2015	Senior Portfolio Manager and Vice President, DFA

Purchase and Redemption of Fund Shares
Only separate accounts of Jackson National Life Insurance Company ("Jackson") or Jackson National Life Insurance Company of New York ("Jackson NY") and series, including fund of funds, of registered investment companies in which either or both of those insurance companies invest may purchase shares of the Fund. You may invest indirectly in the Fund through your purchase of a variable annuity or life insurance contract issued by a separate account of Jackson or Jackson NY that invests directly, or through a fund of funds, in this Fund.  Any minimum initial or subsequent investment requirements and redemption procedures are governed by the applicable separate account through which you invest indirectly.
This Fund serves as an underlying investment by insurance companies, affiliated investment companies, and retirement plans for funding variable annuity and life insurance contracts and retirement plans.
Tax Information
The Fund's shareholders are separate accounts of Jackson or Jackson NY and mutual funds owned directly or indirectly by such separate accounts.  Accordingly, the Fund's dividends and other distributions generally are not taxable to you, the contract owner or plan participant, but no further discussion is included about the U.S. federal income tax consequences to you.  You should consult the prospectus of the appropriate separate account or description of the plan for a discussion of the U.S. federal income tax consequences to you of your contract, policy or plan.
Payments to Broker-Dealers and Financial Intermediaries
If you invest in the Fund under a variable insurance contract or a plan that offers a variable insurance contract as a plan option through a broker-dealer or other financial intermediary (such as a financial institution), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary's Website for more information.

Summary Prospectus – April 30, 2018, as amended August 13, 2018

JNL/Eaton Vance Global Macro Absolute Return Advantage Fund
Class A

Before you invest, you may want to review the Fund's Prospectus, which contains more information about the Fund and its risks.  You can find the Fund's Prospectus and other information about the Fund, including the Statement of Additional Information ("SAI") and most recent reports to shareholders, online at http://hosted.prospectus.com/Jackson/JacksonVariableSeriesTrust. You can also get this information at no cost by calling 1-800-644-4565 (Annuity and Life Service Center), 1-800-599-5651 (NY Annuity and Life Service Center), 1-800-777-7779 (for contracts purchased through a bank or financial institution) or 1-888-464-7779 (for NY contracts purchased through a bank or financial institution), or by sending an email request to ProspectusRequest@jackson.com.  The current Prospectus and SAI, both dated April 30, 2018, are incorporated by reference into (which means they legally are a part of) this Summary Prospectus.

Investment Objective.  The investment objective of the JNL/Eaton Vance Global Macro Absolute Return Advantage Fund (the "Fund") is to seek total return.
Expenses.  This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
The expenses do not reflect the expenses of the variable insurance contracts or the separate account through which you indirectly invest in the Fund, whichever may be applicable, and the total expenses would be higher if they were included.
Shareholder Fees
(fees paid directly from your investment)
 Not Applicable
Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Class A
Management Fee	0.78%
Distribution and/or Service (12b-1) Fees	0.30%
Other Expenses[1,2]	0.28%
Acquired Fund Fees and Expenses[3]	0.01%
Total Annual Fund Operating Expenses[4]	1.37%

[1]	"Other Expenses" include an Administrative Fee of 0.15% which is payable to Jackson National Asset Management, LLC ("JNAM" or "Adviser").
[2]
"Other Expenses" are based on amounts incurred during the period ended December 31, 2017. The amount includes the costs associated with the Fund's short sales on equity securities.  When a cash dividend is declared on a security for which the Fund holds a short position, the Fund incurs the obligation to pay an amount equal to that dividend to the lender of the shorted security.  In addition, the Fund incurs borrowing fees related to short sale transactions.  The annualized ratios of dividend expense on short sales and borrowing fees related to short sales to assets for the period were 0.10%. The Fund's actual dividend expense and borrowing fees on securities sold short in future periods may be significantly higher or lower than the amounts above due to, among other factors, the extent of the Fund's short positions, the actual dividends paid with respect to the securities the Fund sells short, and the actual timing of the Fund's short sale transactions, each of which is expected to vary over time.  The annualized ratios of dividend expense on short sales and borrowing fees related to short sales have been restated to reflect current fees.

[3]
Acquired Fund Fees and Expenses are the indirect expenses of investing in other investment companies.  Accordingly, the expense ratio presented in the Financial Highlights section of the prospectus will not correlate to the Total Annual Fund Operating Expenses disclosed above.

[4]	Expense information has been restated to reflect current fees.

Expense Example. This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the variable insurance contracts or the separate account through which you indirectly invest in the Fund, whichever may be applicable, and the total expenses would be higher if they were included. The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return; (2) redemption at the end of each time period and (3) that the Fund operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
JNL/Eaton Vance Global Macro Absolute Return Advantage Fund Class A
1 year	3 years	5 years	10 years
$139	$434	$750	$1,646

Portfolio Turnover (% of average value of portfolio).  The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs.  These costs, which are not reflected in Annual Fund Operating Expenses or in the Expense Example above, affect the Fund's performance.
Period
1/1/2017 - 12/31/2017	78%

Principal Investment Strategies.  The Fund seeks its investment objective by investing in securities, derivatives and other instruments to establish long and short investment exposures around the world. Total return is defined as income plus capital appreciation. The Fund normally invests in multiple countries and may have significant exposure to foreign currencies and investments. The Fund's long and short investments primarily are sovereign exposures, including sovereign debt, currencies, and interest rates. The Fund may also invest in corporate debt and equity issuers, both foreign and domestic, including banks. The Fund's investments may be highly focused in a geographic region or country and typically a portion will be invested in emerging market and less developed countries. The Fund may invest in securities that are illiquid or thinly traded.
In seeking its investment objective, the Fund may invest in fixed income securities, a wide variety of derivative instruments, equity securities, and commodities. The Fund expects to achieve certain exposures primarily through derivative transactions, including (but not limited to): forward foreign currency exchange contracts; futures on securities, indices, currencies, and other investments; options; and interest rate swaps, cross-currency swaps, total return swaps, swap futures, and credit default swaps, which may create economic leverage in the Fund. The Fund may engage in derivative transactions to enhance total return, to seek to hedge against fluctuations in securities prices, interest rates or currency exchange rates, to change the effective duration of its portfolio, to manage certain investment risks and/or as a substitute for the purchase or sale of securities, or currencies. The Fund may engage in repurchase agreements, reverse repurchase agreements, forward commitments, and short sales. The Fund frequently has significant exposure to foreign investments and derivatives.
The Fund employs an "absolute return" investment approach. Absolute return strategies benchmark their performance primarily against short-term cash instruments, adjusting to compensate for the amount of investment risk assumed.  Relative return strategies, by contrast, seek to outperform a designated stock, bond or other market index, and measure their performance primarily in relation to such benchmark. Over time, the investment performance of absolute return strategies typically is intended to be substantially independent of longer term movements in the stock and bond market.
In managing the Fund, Eaton Vance Management, the Fund's sub-adviser (the "Sub-Adviser"), utilizes macroeconomic and political analysis to identify investment opportunities throughout the world, including both developed and emerging markets. The Sub-Adviser seeks to identify countries and currencies it believes have potential to outperform investments in other countries and currencies, and to anticipate changes in global economies, markets, political conditions and other factors for this purpose.
Under normal market conditions, the Fund will invest a significant amount of its net assets (at least 40%, unless the Sub-Adviser deems market conditions to be unfavorable, in which case the Fund will invest at least 30%) in securities of foreign companies.  Generally, foreign companies are companies organized outside the U.S. and that trade primarily in non-U.S. securities markets.  The Fund will normally invest in companies located in at least three countries outside of the U.S.
Generally, the Fund invests in futures contracts, futures-related instruments, forwards, swaps and options to provide exposure to asset classes including, but not limited to, global developed and emerging equity, fixed-income and currencies (collectively, "Instruments").  The Fund will also seek to gain exposure to commodity related instruments primarily by investing in JNL/Eaton Vance Global Macro Absolute Return Advantage Fund Ltd. ("Subsidiary"), which invests primarily in those futures and swaps (as described more fully below). These Instruments may be used for investment or speculative purposes, hedging or as a substitute for investing in conventional securities.  The Fund may also invest in fixed-income securities, money market instruments, and cash.  There are no geographic limits on the market exposure of the Fund's assets.  This flexibility allows Sub-Adviser to look for investments or gain exposure to asset classes and markets around the world, including emerging markets, that it believes will enhance the Fund's ability to meet its objective.
The Fund may invest up to 25% of the value of its total assets in the Subsidiary. The Subsidiary is a wholly owned and controlled subsidiary of the Fund, organized under the laws of the Cayman Islands as an exempted company. Generally, the Subsidiary invests primarily in precious metals, commodity futures and swaps on commodity futures, but it may also invest in financial futures, option and swap contracts, fixed-income securities, pooled investment vehicles, including those that are not registered pursuant to the 1940 Act, and other investments intended to serve as margin or collateral for the Subsidiary's derivative positions. The Fund invests in the Subsidiary in order to gain exposure to the commodities markets within the limitations of the federal tax laws, rules and regulations that apply to regulated investment companies ("RICs").
The Fund is "non-diversified" under the Investment Company Act of 1940, as amended (the "1940 Act"), and may invest more of its assets in fewer issuers than "diversified" mutual funds.
Principal Risks of Investing in the Fund.  An investment in the Fund is not guaranteed.  (In the descriptions of risks related to investments in commodities - except those describing U.S. federal income tax risks - references to the "Fund" include the Subsidiary as well.) As with any mutual fund, the value of the Fund's shares will change, and you could lose money by investing in the Fund. The principal risks associated with investing in the Fund include:
•
Commodities regulatory risk – Commodity-related operating companies typically are subject to significant foreign, federal, state and local government regulation in virtually every aspect of their operations, including how facilities are constructed, maintained and operated, environmental and safety controls, and the prices they may charge for the products and services they provide. The U.S. Commodity Futures Trading Commission ("CFTC") and the exchanges on which futures contracts are traded are authorized to take extraordinary actions in the event of a market emergency, including, for example, increasing margin requirements, establishing daily limits and suspending trading. In addition, compliance with certain CFTC requirements may increase the Fund's expenses.  Future regulatory developments may impact the Fund's ability to invest in commodity-linked derivatives.

•
Commodity risk – Commodity prices can be extremely volatile and may be directly or indirectly affected by many factors, including changes in overall market movements, real or perceived inflationary trends, commodity index volatility, changes in interest rates or currency exchange rates, population growth and changing demographics, and factors affecting a particular industry or commodity, such as drought, floods, or other weather conditions, livestock disease, trade embargoes, competition from substitute products, transportation bottlenecks or shortages, fluctuations in supply and demand, tariffs, and international regulatory, political, and economic developments (e.g., regime changes and changes in economic activity levels).

•
Commodity-linked derivatives risk – The value of a commodity-linked derivative investment is typically based upon the price movements of a commodity, a commodity futures contract or commodity index, or some other readily measurable economic variable. The value of commodity-linked derivative instruments may be affected by changes in overall market movements, volatility of the underlying benchmark, changes in interest rates, or factors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargoes, tariffs and international economic, volatility in the spot market, and political and regulatory developments. The value of commodity-linked derivatives will rise or fall in response to changes in the underlying commodity or related index.  Investments in commodity-linked derivatives may be subject to greater volatility than non-derivative based investments. A liquid secondary market may not exist for certain commodity-linked derivatives, and there can be no assurance that one will develop.  Commodity-linked derivatives also may be subject to credit and interest rate risks that generally affect the values of fixed-income securities. Therefore, at maturity, the Fund may receive more or less principal than it originally invested. The Fund may also receive interest payments that are more or less than the stated coupon interest payments.

•
Concentration risk – The Fund may concentrate its investments in certain securities.  To the extent that the Fund focuses on particular countries, regions, industries, sectors, issuers, types of investment or limited number of securities from time to time, the Fund may be subject to greater risks of adverse economic, business or political developments in the area of focus than a fund that invests in a wider variety of countries, regions, industries, sectors or investments.

•
Corporate loan, sovereign entity loan, and bank loan risk – Commercial banks, sovereign entities, and other financial institutions or institutional investors make corporate loans to companies or sovereign entities that need capital to grow, restructure, or for infrastructure projects. These instruments are commonly referred to as "loans" or "bank loans." Borrowers generally pay interest on corporate loans at "floating" rates that change in response to changes in market interest rates such as the London Interbank Offered Rate ("LIBOR") or the prime rates of U.S. banks. As a result, the value of such loan investments is generally less exposed to the adverse effects of interest rate fluctuations than investments that pay a fixed rate of interest.  However, the market for certain loans may not be sufficiently liquid, and the Fund may have difficulty selling them. It may take longer than seven days for transactions in loans to settle. Certain loans may be classified as "illiquid" securities.  Additionally, because a loan may not be considered a security, the Fund may not be afforded the same legal protections afforded securities under federal securities laws. Thus, the Fund generally must rely on contractual provisions in the loan agreement and common-law fraud protections under applicable state law.

•
Counterparty risk – Transactions involving a counterparty are subject to the credit risk of the counterparty. A Fund that enters into contracts with counterparties, such as repurchase or reverse repurchase agreements or over-the-counter ("OTC") derivatives contracts, or that lends its securities, runs the risk that the counterparty will be unable or unwilling to make timely settlement payments or otherwise honor its obligations. If a counterparty fails to meet its contractual obligations, files for bankruptcy, or otherwise experiences a business interruption, the Fund could suffer losses, including monetary losses, miss investment opportunities or be forced to hold investments it would prefer to sell. Counterparty risk is heightened during unusually adverse market conditions.

•
Credit risk – The price of a debt instrument can decline in response to changes in the financial condition of the issuer, borrower, guarantor, counterparty, or other entity responsible for payment. The Fund could lose money if the issuer or guarantor of a fixed-income security, or the counterparty to a derivatives contract, repurchase agreement or a loan of portfolio securities, is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations.

•
Currency risk – Investments in foreign currencies, securities that trade in or receive revenues in foreign currencies, or derivatives that provide exposure to foreign currencies are subject to the risk that those currencies may decline in value or, in the case of hedging positions, that the currency may decline in value relative to the currency being hedged. Currency exchange rates can be volatile and may be affected by a number of factors, such as the general economics of a country, the actions (or inaction) of U.S. and foreign governments or central banks, the imposition of currency controls, and speculation. A decline in the value of a foreign currency versus the U.S. dollar reduces the value in U.S. dollars of investments denominated in that foreign currency.

•
Currency transaction risk – Non-U.S. currency forward contracts, options, swaps, or other derivatives contracts on non-U.S. currencies involve a risk of loss if currency exchange rates move against the Fund. Forward contracts may not be guaranteed by an exchange or clearinghouse and a default by the counterparty may result in a loss to the Fund. Governmental authorities may impose credit controls to limit the level of forward trading to the detriment of the Fund. Neither the U.S. Commodities Future Trading Commission nor the U.S. banking authorities regulate forward currency transactions through banks. In respect of such trading, the Fund is subject to the risk of bank failure or the inability of or refusal by a bank to perform with respect to such contracts.

•
Debt securities ratings risk – The use of credit ratings in evaluating debt securities can involve certain risks, including the risk that the credit rating may not reflect the issuer's current financial condition or events since the security was last rated by a rating agency. Credit ratings may be influenced by conflicts of interest or based on historical data that no longer apply or are accurate.

•
Derivatives risk – Investments in derivatives, which are financial instruments whose value depends on, or is derived from, the value of underlying assets, reference rates, or indices, can be highly volatile and may be subject to transaction costs and certain risks, such as unanticipated changes in securities prices and global currency investment.  Derivatives also are subject to leverage risk, liquidity risk, interest rate risk, market risk, counterparty risk, and credit risk.  They also involve the risk of mispricing or improper valuation and the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, interest rate or index. Gains or losses from derivatives can be substantially greater than the derivatives' original cost.  Certain derivatives transactions may subject the Fund to counterparty risk.

•
Emerging markets and less developed countries risk – Emerging market and less developed countries generally are located in Asia, the Middle East, Eastern Europe, Central and South America and Africa.  Investments in, or exposure to, securities that are tied economically to emerging market and less developed countries are subject to all of the risks of investments in, or exposure to, foreign securities, generally to a greater extent than in developed markets, among other risks.  Investments in securities that are tied economically to emerging markets involve greater risk from economic and political systems that typically are less developed, and likely to be less stable, than those in more advanced countries.  The Fund also will be subject to the risk of adverse foreign currency rate fluctuations.  Emerging market and less developed countries may also have economies that are predominantly based on only a few industries or dependent on revenues from particular commodities. The risks of nationalization, expropriation or other confiscation of assets of non-U.S. issuers is also greater in emerging and less developed countries. As a result of these risks, investments in securities tied economically to emerging markets tend to be more volatile than investments in securities of developed countries.

•
Equity securities risk – Common and preferred stocks represent equity ownership in a company.  Stock markets are volatile, and equity securities generally have greater price volatility than fixed-income securities.  The price of equity or equity-related securities will fluctuate and can decline and reduce the value of a portfolio investing in equity or equity-related securities.  The value of equity or equity-related securities purchased by the Fund could decline if the financial condition of the companies the Fund invests in decline or if overall market and economic conditions deteriorate.  They may also decline due to factors that affect a particular industry or industries, such as labor shortages or an increase in production costs and competitive conditions within an industry.  In addition, they may decline due to general market conditions that are not specifically related to a company or industry, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or generally adverse investor sentiment.

•
Fixed-income risk – The price of fixed-income securities responds to economic developments, particularly interest rate changes, as well as to perceptions about the credit risk of individual issuers.  Rising interest rates generally will cause the price of bonds and other fixed-income debt securities to fall.  Falling interest rates may cause an issuer to redeem, call or refinance a security before its stated maturity, which may result in the Fund having to reinvest the proceeds in lower yielding securities.  Bonds and other fixed-income debt securities are subject to credit risk, which is the possibility that the credit strength of an issuer will weaken and/or an issuer of a fixed-income security will fail to make timely payments of principal or interest and the security will go into default.

•
Foreign exchange and currency derivatives trading risk – The Fund intends to actively trade in spot and forward currency positions and related currency derivatives in order to increase the value of the Fund. The trading of foreign currencies directly generates risks separate from those associated with inactive or indirect exposures to non-U.S. dollar denominated instruments and currency derivative instruments. Specifically, the Fund may directly take a loss from the buying and selling of currencies without any related exposure to non-U.S. dollar-denominated assets.

•
Foreign regulatory risk – The Adviser is an indirect wholly owned subsidiary of Prudential plc, a publicly traded company incorporated in the United Kingdom and is not affiliated in any manner with Prudential Financial Inc., a company whose principal place of business is in the United States of America.  Through its ownership structure, the Adviser has a number of global financial industry affiliates.  As a result of this structure, and the asset management and financial industry business activities of the Adviser and its affiliates, the Adviser and the Fund may be prohibited or limited in effecting transactions in certain securities.  Additionally, the Adviser and the Fund may encounter trading limitations or restrictions because of aggregation issues or other foreign regulatory requirements.  Foreign regulators or foreign laws may impose position limits on securities held by the Fund, and the Fund may be limited as to which securities it may purchase or sell, as well as the timing of such purchases or sales.  These foreign regulatory limits may increase the Fund's expenses and may limit the Fund's performance.

•
Foreign securities risk – Investments in, or exposure to, foreign securities involve risks not typically associated with U.S. investments. These risks include, among others, adverse fluctuations in foreign currency values, possible imposition of foreign withholding or other taxes on income payable on the securities, as well as adverse political, social and economic developments, such as political upheaval, acts of terrorism, financial troubles, or natural disasters. Many foreign securities markets, especially those in emerging market countries, are less stable, smaller, less liquid, and less regulated than U.S. securities markets, and the costs of trading in those markets is often higher than in U.S. securities markets. There may also be less publicly available information about issuers of foreign securities compared to issuers of U.S. securities. In addition, the economies of certain foreign markets may not compare favorably with the economy of the United States with respect to issues such as growth of gross national product, reinvestment of capital, resources and balance of payments position.

•
Forward and futures contract risk – The successful use of forward and futures contracts draws upon the Sub-Adviser's skill and experience with respect to such instruments and are subject to special risks including, but not limited to: (a) the imperfect correlation between the change in market value of the instruments held by the Fund and the price of the forward or futures contract; (b) possible lack of a liquid secondary market for a forward or futures contract and the resulting inability to close a forward or futures contract when desired; (c) losses caused by unanticipated market movements, which are potentially unlimited; (d) the Sub-Adviser's inability to predict correctly the direction of securities prices, interest rates, currency exchange rates and other economic factors; (e) the possibility that the counterparty, clearing member or clearinghouse will default in the performance of its obligations; and (f) if the Fund has insufficient cash, it may have to sell securities from its portfolio to meet daily variation margin requirements, and the Fund may have to sell securities at a time when it may be disadvantageous to do so.

•
Forward foreign currency exchange contracts risk – Forward foreign currency exchange contracts do not eliminate fluctuations in the value of non-U.S. securities but rather allow the Fund to establish a fixed rate of exchange for a future point in time. This strategy can have the effect of reducing returns and minimizing opportunities for gain.

•
Government regulatory risk – Certain industries or sectors, including, but not limited to, real estate, financial services, utilities, oil and natural gas exploration and production, and health care are subject to increased regulatory requirements.  There can be no guarantee that companies in which the Fund invests will meet all applicable regulatory requirements.  Certain companies could incur substantial fines and penalties for failing to meet government regulatory requirements.  These requirements may also result in additional compliance expenses and costs.  Such increased regulatory compliance costs could hurt a company's performance.

•
Hedging instruments risk – The Fund, may attempt, from time to time, to hedge (protect) against currency risks, largely using forward foreign currency exchange contracts, where available and when, in the Sub-Adviser's opinion, it would be advantageous to the Fund. A forward foreign currency exchange contract is an agreement to buy or sell a specific currency at a future date and at a price set at the time of the contract.  Forward foreign currency exchange contracts may reduce the risk of loss from a change in value of a currency, but they also limit any potential gains and do not protect against fluctuations in the value of the underlying position.  For example, during periods when the U.S. dollar weakens in relation to a foreign currency, the Fund's use of a currency hedging program will result in lower returns than if no currency hedging programs were in effect.  Forward foreign currency exchange contracts and put options are considered derivative investments, because their value and performance depend, at least in part, on the value and performance of an underlying asset.  The Fund may also use futures, swaps, and other derivative instruments to hedge risk.  The Fund's investment in derivatives may involve a small investment relative to the amount of risk assumed.  To the extent the Fund enters into these transactions, its success will depend on the Sub-Adviser's ability to predict market movements, and their use may have the opposite effect of that intended.  Risks include potential loss due to the imposition of controls by a government on the exchange of foreign currencies, the loss of any premium paid to enter into the transaction, delivery failure, default by any other party, or inability to close out a position because the trading market becomes illiquid. In addition, for certain reasons, the Fund may not seek to establish a perfect correlation between such hedging instruments and the portfolio instruments being hedged.  Such imperfect correlation may prevent the Fund from achieving the intended hedge or expose the Fund to risk of loss.  It is not possible to hedge fully or perfectly against any risk.

•
High-yield bonds, lower-rated bonds, and unrated securities risk – High-yield bonds, lower-rated bonds, and unrated securities are broadly referred to as "junk bonds," and are considered below "investment-grade" by national ratings agencies.  Junk bonds are subject to the increased risk of an issuer's inability to meet principal and interest payment obligations. As a result, an investment in junk bonds is considered speculative. High-yield bonds may be subject to liquidity risk, and the Fund may not be able to sell a high-yield bond at the price at which it is currently valued.

•
Interest rate risk – When interest rates increase, fixed-income securities generally will decline in value.  Long-term fixed income securities normally have more price volatility than short-term fixed income securities. The value of certain equity investments, such as utilities and real estate-related securities, may also be sensitive to interest rate changes.

•
Investment strategy risk – The investment manager uses the principal investment strategies and other investment strategies to seek to achieve the Fund's investment objective. Investment decisions made by the investment manager in accordance with these investment strategies may not produce the returns the investment manager expected, and may cause the Fund's shares to decline in value or may cause the Fund to underperform other funds with similar investment objectives.

•
Issuer risk – The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the market as a whole.  A security's value may decline for reasons that directly relate to the issuer, such as management performance, corporate governance, financial leverage and reduced demand for the issuer's goods or services.

•
Leverage risk – Certain transactions, such as reverse repurchase agreements, futures, forwards, swaps, or other derivative instruments, include the use of leverage and may cause the Fund to liquidate portfolio positions at disadvantageous times to satisfy its obligations or to meet asset segregation requirements.  The effect of using leverage is to amplify the Fund's gains and losses in comparison to the amount of the Fund's assets (that is, assets other than borrowed assets) at risk, which may cause the Fund's portfolio to be more volatile. If the Fund uses leverage, the Fund has the risk of capital losses that exceed the net assets of the Fund.

•
Liquidity risk – Investments in securities that are difficult to purchase or sell (illiquid or thinly-traded securities) may reduce returns if the Fund is unable to sell the securities at an advantageous time or price or achieve its desired level of exposure to a certain sector.  Liquidity risk arises, for example, from small average trading volumes, trading restrictions, or temporary suspensions of trading. To meet redemption requests, the Fund may be forced to sell securities at an unfavorable time and/or under unfavorable conditions.

•
Managed portfolio risk – As an actively managed portfolio, the value of the Fund's investments could decline because the financial condition of an issuer may change (due to such factors as management performance, reduced demand or overall market changes), financial markets may fluctuate or overall prices may decline, or the Fund's Sub-Adviser's investment techniques could fail to achieve the Fund's investment objective or negatively affect the Fund's investment performance.

•
Market risk – Portfolio securities may decline in value due to factors affecting securities markets generally, such as real or perceived adverse economic, political, or regulatory conditions, inflation, changes in interest or currency rates or adverse investor sentiment, among others. Adverse market conditions may be prolonged and may not have the same impact on all types of securities.  The values of securities may fall due to factors affecting a particular issuer, industry or the securities market as a whole.

•
Non-diversification risk – The Fund is non-diversified, as defined by the 1940 Act, and as such may invest in the securities of a limited number of issuers and may invest a greater percentage of its assets in a particular issuer.  Therefore, a decline in the market price of a particular security held by the Fund may affect the Fund's performance more than if the Fund were a diversified investment company.

•
Non-hedging foreign currency trading risk – The Fund may engage in forward foreign currency transactions for speculative purposes. The Fund's investment manager may purchase or sell foreign currencies through the use of forward contracts based on the investment manager's judgment regarding the direction of the market for a particular foreign currency or currencies. In pursuing this strategy, the investment manager seeks to profit from anticipated movements in currency rates by establishing "long" and/or "short" positions in forward contracts on various foreign currencies. Foreign exchange rates can be extremely volatile and a variance in the degree of volatility of the market or in the direction of the market from the Sub-Adviser's expectations may produce significant losses to the Fund. Some of these transactions may also be subject to interest rate risk.

•
Options risk – If a Fund buys an option, it buys a legal contract giving it the right to buy or sell a specific amount of the underlying instrument or futures contract on the underlying instrument at an agreed upon price typically in exchange for a premium paid by a Fund. If a Fund sells an option, it sells to another person the right to buy from or sell to a Fund a specific amount of the underlying instrument or futures contract on the underlying instrument at an agreed upon price typically in exchange for a premium received by a Fund. Options may be illiquid and a Fund may have difficulty closing out its position.  The prices of options can be highly volatile and the use of options can lower total returns.

•
Portfolio turnover risk – Active trading, including investments made on a shorter-term basis or in derivative instruments or in instruments with a maturity of one year or less at the time of acquisition, may increase transaction costs, which may reduce performance.

•
Repurchase agreements, purchase and sale contracts risk – If the other party to a repurchase agreement or purchase and sale contract defaults on its obligation under the agreement, the Fund may suffer delays and incur costs or lose money in exercising its rights under the agreement. If the seller fails to repurchase the security under a repurchase agreement or purchase and sale contract, and the market value of the security declines, the Fund may lose money.

•
Reverse repurchase agreements risk – Reverse repurchase agreements involve the sale of securities held by the Fund with an agreement to repurchase the securities at an agreed-upon price, date and interest payment.  Reverse repurchase agreements involve the risk that the other party may fail to return the securities in a timely manner or at all.  The Fund could lose money if the value of collateral held by the Fund, including the value of the investments made with the cash received from the sale of securities, is less than the value of the securities sold by the Fund.    These events could also trigger adverse tax consequences to the Fund.

•
Short sales risk – A short sale may be effected by selling a security that the Fund does not own. If the price of the security sold short increases, the Fund would incur a loss; conversely, if the price declines, the Fund will realize a gain. The Fund may take a short position in securities or in a derivative instrument, such as a future, forward or swap. Short sales involve greater reliance on the investment manager's ability to accurately anticipate the future value of an instrument, potentially higher transaction and other costs (that will reduce potential Fund gains and increase potential Fund losses), and imperfect correlation between the actual and desired level of exposure.  Because the Fund's potential loss on a short position arises from increases in the value of the asset sold short, the extent of such loss, like the price of the asset sold short, is theoretically unlimited.  By investing the proceeds received from selling securities short, the Fund could be deemed to be employing a form of leverage, which creates special risks.  The Fund's long positions could decline in value at the same time that the value of the short positions increase, thereby increasing the Fund's overall potential for loss to a greater extent than would occur without the use of leverage. Short positions typically involve increased liquidity risk and transaction costs, and the risk that the third party to the short sale may fail to honor its contract terms.

•
Sovereign debt risk – Investments issued by a governmental entity are subject to the risk that the governmental entity may delay or refuse to pay interest or repay principal on its sovereign debt due to, among other things, cash flow problems, insufficient foreign currency reserves, political considerations, the relative size of the governmental entity's debt position in relation to the economy or the failure to put in place economic reforms required by the International Monetary Fund or other multilateral agencies. If a governmental entity defaults, it may ask for more time in which to pay its debt, request additional loans or otherwise restructure its debt. There is no legal process for collecting sovereign debt that a government does not pay nor are there bankruptcy proceedings through which all or part of the sovereign debt may be collected.

•
Subsidiary risk – By investing in the Subsidiary, the Fund is indirectly exposed to the risks associated with the Subsidiary's investments. The commodity-related instruments held by the Subsidiary are generally similar to those that are permitted to be held by its parent Fund without regard to certain U.S. federal income tax rules and are generally subject to the same risks that apply to similar investments held directly by the Fund (see "Commodity-linked derivatives risk," "Commodities regulatory risk," and "Commodity risk" above). There can be no assurance that the investment objective of the Subsidiary will be achieved. The Subsidiary is not registered under the 1940 Act, and, unless otherwise noted in this Prospectus, is not subject to all the investor protections of the 1940 Act. However, the Fund wholly owns and controls the Subsidiary, and the Fund and the Subsidiary are both managed by the Fund's Adviser and Sub-Adviser, making it unlikely that the Subsidiary will take action contrary to the interests of the Fund and its shareholders. Changes in the laws of the United States and/or the Cayman Islands could result in the inability of the Fund and/or the Subsidiary to operate as described in this Prospectus and the Fund's SAI and could affect the Fund.

•
Swaps risk – Swap agreements are subject to the risks of derivatives, including risk that the party with whom the Fund has entered into the swap will default on its obligation to pay the Fund and the risk that the Fund will not be able to meet its obligations to pay the other party to the agreement.  Swap agreements historically have been OTC, two-party contracts entered into primarily by institutional investors for periods typically ranging from a few weeks to more than one year.  In a standard swap transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments, which may be adjusted for an interest factor.  There are various types of swaps, including but not limited to, total return swaps, credit default swaps and interest rate swaps; all of these and other swaps are derivatives and as such, each is subject to the general risks relating to derivatives described herein.  The Dodd–Frank Act mandates a new regulatory framework for trading swaps in the United States.  Standardized swaps will be required to be executed on or subject to the rules of designated contract markets or swap execution facilities and cleared by a central counterparty, a derivatives clearing organization ("DCO").  Central clearing is intended to reduce the risk of default by the counterparty.  However, central clearing may increase the costs of swap transactions by requiring the posting of initial and variation margin.  There may also be risks introduced of a possible default by the DCO or by a clearing member or futures commission merchant through which a swap is submitted for clearing.  The regulations to implement the Dodd-Frank Act are still being developed so there may be further changes to the system intended to safeguard the collateral of parties to swaps.

•
Tax risk – In order for the Fund to qualify as a regulated investment company ("RIC") under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Internal Revenue Code" or the "Code"), it must derive at least 90% of its gross income each taxable year from "qualifying income," which is described in more detail in the SAI. Income and gains from certain commodity-linked instruments do not constitute "qualifying income" to a RIC for purposes of the 90% gross income test. The tax treatment of some other commodity-linked instruments in which a Fund might invest is not certain, in particular with respect to whether income or gains from such instruments constitute qualifying income to a RIC.  The Fund will therefore annually restrict its income from commodities and commodity-linked derivative instruments, such as commodity-linked swaps, and other assets that give rise to non-qualifying income to a maximum of 10% of the Fund's gross income.  The Fund's investment in the Subsidiary is expected to provide the Fund with exposure to the commodities markets within the limitations of the federal tax requirements of Subchapter M of the Code ("Subchapter M").  The annual net income, if any, realized by the Subsidiary and imputed for U.S. federal income tax purposes to the Fund would constitute "qualifying income" for purposes of the Fund's qualification as a RIC; under proposed regulations such income would constitute "qualifying income" only to the extent such net income is currently and timely distributed to the Fund. The tax treatment of commodity-linked notes, other commodity-linked derivatives and the Fund's investments in the Subsidiary may be adversely affected by future legislation, Treasury regulations and/or guidance issued by the Internal Revenue Service ("IRS") that could affect whether income from such investments is "qualifying income" under Subchapter M, or otherwise affect the character, timing or amount of the Fund's taxable income or gains and thus distributions made by the Fund..

•
U.S. Government securities risk – Obligations issued by agencies and instrumentalities of the U.S. Government vary in the level of support they receive from the U.S. Government.  They may be: (i) supported by the full faith and credit of the U.S. Treasury; (ii) supported by the right of the issuer to borrow from the U.S. Treasury; (iii) supported by the discretionary authority of the U.S. Government to purchase the issuer's obligations; or (iv) supported only by the credit of the issuer.  The maximum potential liability of the issuers of some U.S. Government securities may greatly exceed their current resources, or their legal right to receive support from the U.S. Treasury.

•
Volatility risk – The Fund may have investments that appreciate or depreciate significantly in value over short periods of time. This may cause the Fund's net asset value per share to experience significant appreciations or depreciations in value over short periods of time.

Performance.  The performance information shown provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns compared with those of broad-based securities market indices which have investment characteristics similar to those of the Fund.  The Fund's past performance is not necessarily an indication of how the Fund will perform in the future.
The returns shown in the bar chart and table do not include charges that will be imposed by variable insurance products.  If these amounts were reflected, returns would be less than those shown.
Annual Total Returns as of December 31
Class A
Best Quarter (ended 12/31/2015): 3.57%; Worst Quarter (ended 9/30/2015): -4.29%
Average Annual Total Returns as of 12/31/2017
	1 year	Life of Fund (April 29, 2013)
JNL/Eaton Vance Global Macro Absolute Return Advantage Fund (Class A)	5.15%	2.81%
ICE Bank of America Merrill Lynch U.S. 3-Month Treasury Bill Index (reflects no deduction for fees, expenses, or taxes)	0.86%	0.28%
Credit Suisse Global Macro Hedge Fund Index (reflects no deduction for fees, expenses, or taxes)[1]	2.14%	1.99%
1 The Credit Suisse Global Macro Hedge Fund Index since inception annualized return data is only available for monthly periods. The since inception annualized return for the Index begins on April 30, 2013, the closest available date to the Fund's inception. The Fund's performance for the period beginning on April 30, 2013 was 2.81%.
Portfolio Management.
Investment Adviser to the Fund:
 Jackson National Asset Management, LLC
Sub-Adviser:
 Eaton Vance Management ("Eaton Vance")
Portfolio Managers:
Name:	Joined Fund Management Team In:	Title:
Eric A. Stein	April 2013	Vice President, Eaton Vance
John R. Baur	April 2013	Vice President, Eaton Vance
Michael A. Cirami	April 2013	Vice President, Eaton Vance

Purchase and Redemption of Fund Shares
Only separate accounts of Jackson National Life Insurance Company ("Jackson") or Jackson National Life Insurance Company of New York ("Jackson NY") and series, including fund of funds, of registered investment companies in which either or both of those insurance companies invest may purchase shares of the Fund. You may invest indirectly in the Fund through your purchase of a variable annuity or life insurance contract issued by a separate account of Jackson or Jackson NY that invests directly, or through a fund of funds, in this Fund.  Any minimum initial or subsequent investment requirements and redemption procedures are governed by the applicable separate account through which you invest indirectly.
This Fund serves as an underlying investment by insurance companies, affiliated investment companies, and retirement plans for funding variable annuity and life insurance contracts and retirement plans.
Tax Information
The Fund's shareholders are separate accounts of Jackson or Jackson NY and mutual funds owned directly or indirectly by such separate accounts.  Accordingly, the Fund's dividends and other distributions generally are not taxable to you, the contract owner or plan participant, but no further discussion is included about the U.S. federal income tax consequences to you.  You should consult the prospectus of the appropriate separate account or description of the plan for a discussion of the U.S. federal income tax consequences to you of your contract, policy or plan.
Payments to Broker-Dealers and Financial Intermediaries
If you invest in the Fund under a variable insurance contract or a plan that offers a variable insurance contract as a plan option through a broker-dealer or other financial intermediary (such as a financial institution), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary's Website for more information.

Summary Prospectus – April 30, 2018

JNL/Epoch Global Shareholder Yield Fund
Class A

Before you invest, you may want to review the Fund's Prospectus, which contains more information about the Fund and its risks.  You can find the Fund's Prospectus and other information about the Fund, including the Statement of Additional Information ("SAI") and most recent reports to shareholders, online at http://hosted.prospectus.com/Jackson/JacksonVariableSeriesTrust. You can also get this information at no cost by calling 1-800-644-4565 (Annuity and Life Service Center), 1-800-599-5651 (NY Annuity and Life Service Center), 1-800-777-7779 (for contracts purchased through a bank or financial institution) or 1-888-464-7779 (for NY contracts purchased through a bank or financial institution), or by sending an email request to ProspectusRequest@jackson.com.  The current Prospectus and SAI, both dated April 30, 2018, are incorporated by reference into (which means they legally are a part of) this Summary Prospectus.

Investment Objectives.  The investment objective of the JNL/Epoch Global Shareholder Yield Fund (the "Fund") is to seek to provide a high level of income.  Capital appreciation is a secondary objective.
Expenses.  This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
The expenses do not reflect the expenses of the variable insurance contracts or the separate account through which you indirectly invest in the Fund, whichever may be applicable, and the total expenses would be higher if they were included.
Shareholder Fees
(fees paid directly from your investment)
 Not Applicable
Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Class A
Management Fee	0.58%
Distribution and/or Service (12b-1) Fees	0.30%
Other Expenses[1]	0.16%
Total Annual Fund Operating Expenses[2]	1.04%

[1]	"Other Expenses" include an Administrative Fee of 0.15% which is payable to Jackson National Asset Management, LLC ("JNAM" or "Adviser").
[2]	Expense information has been restated to reflect current fees.

Expense Example. This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the variable insurance contracts or the separate account through which you indirectly invest in the Fund, whichever may be applicable, and the total expenses would be higher if they were included. The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return; (2) redemption at the end of each time period and (3) that the Fund operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
JNL/Epoch Global Shareholder Yield Fund Class A
1 year	3 years	5 years	10 years
$106	$331	$574	$1,271

Portfolio Turnover (% of average value of portfolio).  The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs.  These costs, which are not reflected in Annual Fund Operating Expenses or in the Expense Example above, affect the Fund's performance.
Period
1/1/2017 - 12/31/2017	19%

Principal Investment Strategies. The Fund generally invests in a diversified portfolio consisting of equity securities of companies located throughout the world, including the U.S., that have a history of attractive dividend yields and positive growth in operating cash flow.  Under normal market conditions, the Fund invests at least 80% of its assets (net assets plus the amount of any borrowings made for investment purposes) in equity securities of dividend-paying companies across all market capitalizations.  The Fund may invest up to 20% of its net assets in securities issued by companies located in emerging markets when Epoch Investment Partners, Inc., the Fund's sub-adviser (the "Sub-Adviser"), believes they represent attractive investment opportunities.  The Fund may invest up to 20% of its net assets in investment grade fixed income securities in U.S. and international markets.  Securities held by the Fund may be denominated in both U.S. and non-U.S. currencies.  Under normal market conditions, the Fund will invest a significant amount of its net assets (at least 40%, unless the Sub-Adviser deems market conditions to be unfavorable, in which case the Fund will invest at least 30%) in securities of foreign companies.  Generally, foreign companies are companies organized outside the U.S. and that trade primarily in non-U.S. securities markets.  The Fund will normally invest in companies located in at least three countries outside of the U.S.  The Fund seeks to produce an efficient portfolio on a risk/return basis with a dividend yield that exceeds the dividend yield of the Morgan Stanley Capital International ("MSCI") World Index.
The Sub-Adviser invests primarily in companies that it believes are generating increasing levels of free cash flow and have managements that the Sub-Adviser believes allocate it effectively in order to create shareholder value.  The security selection process focuses on free-cash-flow analytics as opposed to more traditional accounting-based metrics.  The Sub-Adviser seeks to identify companies with a consistent, straightforward ability to both generate free cash flow and to properly allocate it among internal reinvestment opportunities, acquisitions, dividends, share repurchases, and/or debt reduction.
The Sub-Adviser seeks to find and invest in companies that meet its definition of quality – companies that are free cash flow positive or becoming free cash flow positive, that are debt free or deleveraging, and that are led by strong management.  The Sub-Adviser evaluates whether a company has a focus on high shareholder yield by analyzing the company's existing cash dividend, the company's share repurchase activities, and the company's debt reduction activities as well as the likelihood of positive changes to each of these criteria, among other factors.
The Fund may invest in securities issued by companies in the financial services sector.
Principal Risks of Investing in the Fund.  An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund's shares will change, and you could lose money by investing in the Fund. The principal risks associated with investing in the Fund include:
•
Accounting risk – The Fund bases investment selections, in part, on information drawn from the financial statements of issuers. Financial statements may not be accurate, may reflect differing approaches with respect to auditing and reporting standards and may affect the ability of the Fund's investment manager to identify appropriate investment opportunities.

•
Company risk – Investments in U.S. and/or foreign-traded equity securities may fluctuate more than the values of other types of securities in response to changes in a particular company's financial condition.

•
Currency risk – Investments in foreign currencies, securities that trade in or receive revenues in foreign currencies, or derivatives that provide exposure to foreign currencies are subject to the risk that those currencies may decline in value or, in the case of hedging positions, that the currency may decline in value relative to the currency being hedged. Currency exchange rates can be volatile and may be affected by a number of factors, such as the general economics of a country, the actions (or inaction) of U.S. and foreign governments or central banks, the imposition of currency controls, and speculation. A decline in the value of a foreign currency versus the U.S. dollar reduces the value in U.S. dollars of investments denominated in that foreign currency.

•
Emerging markets and less developed countries risk – Emerging market and less developed countries generally are located in Asia, the Middle East, Eastern Europe, Central and South America and Africa.  Investments in, or exposure to, securities that are tied economically to emerging market and less developed countries are subject to all of the risks of investments in, or exposure to, foreign securities, generally to a greater extent than in developed markets, among other risks.  Investments in securities that are tied economically to emerging markets involve greater risk from economic and political systems that typically are less developed, and likely to be less stable, than those in more advanced countries.  The Fund also will be subject to the risk of adverse foreign currency rate fluctuations.  Emerging market and less developed countries may also have economies that are predominantly based on only a few industries or dependent on revenues from particular commodities. The risks of nationalization, expropriation or other confiscation of assets of non-U.S. issuers is also greater in emerging and less developed countries. As a result of these risks, investments in securities tied economically to emerging markets tend to be more volatile than investments in securities of developed countries.

•
Equity securities risk – Common and preferred stocks represent equity ownership in a company.  Stock markets are volatile, and equity securities generally have greater price volatility than fixed-income securities.  The price of equity or equity-related securities will fluctuate and can decline and reduce the value of a portfolio investing in equity or equity-related securities.  The value of equity or equity-related securities purchased by the Fund could decline if the financial condition of the companies the Fund invests in decline or if overall market and economic conditions deteriorate.  They may also decline due to factors that affect a particular industry or industries, such as labor shortages or an increase in production costs and competitive conditions within an industry.  In addition, they may decline due to general market conditions that are not specifically related to a company or industry, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or generally adverse investor sentiment.

•
European investment risk – Investing in Europe involves many of the same risks as investing in foreign securities.  In addition, Europe includes both developed and emerging markets and investments by the Fund will be subject to the risks associated with investments in such markets. Performance is expected to be closely tied to social, political, and economic conditions within Europe and to be more volatile than the performance of more geographically diversified funds. Additionally, the United Kingdom's intended departure from the EU, commonly known as "Brexit," may have significant political and financial consequences for Eurozone markets, including greater market volatility and illiquidity, currency fluctuations, deterioration in economic activity, a decrease in business confidence and an increased likelihood of a recession in the United Kingdom and the EU.

•
Financial services risk – An investment in issuers in the financial services sector may be adversely affected by, among other things: (i) changes in the regulatory framework or interest rates that may negatively affect financial service businesses; (ii) exposure of a financial institution to a non-diversified or concentrated loan portfolio; (iii) exposure to financial leverage and/or investments or agreements which, under certain circumstances, may lead to losses (e.g., sub-prime loans); and (iv) the risk that a market shock or other unexpected market, economic, political, regulatory, or other event might lead to a sudden decline in the values of most or all companies in the financial services sector.

•
Fixed-income risk – The price of fixed-income securities responds to economic developments, particularly interest rate changes, as well as to perceptions about the credit risk of individual issuers.  Rising interest rates generally will cause the price of bonds and other fixed-income debt securities to fall.  Falling interest rates may cause an issuer to redeem, call or refinance a security before its stated maturity, which may result in the Fund having to reinvest the proceeds in lower yielding securities.  Bonds and other fixed-income debt securities are subject to credit risk, which is the possibility that the credit strength of an issuer will weaken and/or an issuer of a fixed-income security will fail to make timely payments of principal or interest and the security will go into default.

•
Foreign regulatory risk – The Adviser is an indirect wholly owned subsidiary of Prudential plc, a publicly traded company incorporated in the United Kingdom and is not affiliated in any manner with Prudential Financial Inc., a company whose principal place of business is in the United States of America.  Through its ownership structure, the Adviser has a number of global financial industry affiliates.  As a result of this structure, and the asset management and financial industry business activities of the Adviser and its affiliates, the Adviser and the Fund may be prohibited or limited in effecting transactions in certain securities.  Additionally, the Adviser and the Fund may encounter trading limitations or restrictions because of aggregation issues or other foreign regulatory requirements.  Foreign regulators or foreign laws may impose position limits on securities held by the Fund, and the Fund may be limited as to which securities it may purchase or sell, as well as the timing of such purchases or sales.  These foreign regulatory limits may increase the Fund's expenses and may limit the Fund's performance.

•
Foreign securities risk – Investments in, or exposure to, foreign securities involve risks not typically associated with U.S. investments. These risks include, among others, adverse fluctuations in foreign currency values, possible imposition of foreign withholding or other taxes on income payable on the securities, as well as adverse political, social and economic developments, such as political upheaval, acts of terrorism, financial troubles, or natural disasters. Many foreign securities markets, especially those in emerging market countries, are less stable, smaller, less liquid, and less regulated than U.S. securities markets, and the costs of trading in those markets is often higher than in U.S. securities markets. There may also be less publicly available information about issuers of foreign securities compared to issuers of U.S. securities. In addition, the economies of certain foreign markets may not compare favorably with the economy of the United States with respect to issues such as growth of gross national product, reinvestment of capital, resources and balance of payments position.

•
Investment style risk – The returns from a certain investment style may be lower than the returns from the overall stock market. Value stocks may not increase in price if other investors fail to recognize the company's value or the factors that are expected to increase the price of the security do not occur.  Over market cycles, different investment styles may sometimes outperform other investment styles (for example, growth investing may outperform value investing).

•
Issuer risk – The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the market as a whole.  A security's value may decline for reasons that directly relate to the issuer, such as management performance, corporate governance, financial leverage and reduced demand for the issuer's goods or services.

•
Managed portfolio risk – As an actively managed portfolio, the value of the Fund's investments could decline because the financial condition of an issuer may change (due to such factors as management performance, reduced demand or overall market changes), financial markets may fluctuate or overall prices may decline, or the Fund's Sub-Adviser's investment techniques could fail to achieve the Fund's investment objective or negatively affect the Fund's investment performance.

•
Market risk – Portfolio securities may decline in value due to factors affecting securities markets generally, such as real or perceived adverse economic, political, or regulatory conditions, inflation, changes in interest or currency rates or adverse investor sentiment, among others. Adverse market conditions may be prolonged and may not have the same impact on all types of securities.  The values of securities may fall due to factors affecting a particular issuer, industry or the securities market as a whole.

•
Small-capitalization investing risk – Investing in smaller companies, some of which may be newer companies or start-ups, generally involves greater risks than investing in larger, more established ones. The securities of companies with smaller market capitalizations often are less widely held and trade less frequently and in lesser quantities, and their market prices often fluctuate more, than the securities of companies with larger market capitalizations.

•
Stock risk – Stock markets may experience significant short-term volatility and may fall sharply at times. Different stock markets may behave differently from each other and U.S. stock markets may move in the opposite direction from one or more foreign stock markets.  The prices of individual stocks generally do not all move in the same direction at the same time and a variety of factors can affect the price of a particular company's stock.

Performance.  The performance information shown provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns compared with those of a broad-based securities market index which has investment characteristics similar to those of the Fund.  The Fund's past performance is not necessarily an indication of how the Fund will perform in the future.
The returns shown in the bar chart and table do not include charges that will be imposed by variable insurance products.  If these amounts were reflected, returns would be less than those shown.
Annual Total Returns as of December 31
Class A
Best Quarter (ended 3/31/2013): 7.75%; Worst Quarter (ended 9/30/2015): -4.58%
Average Annual Total Returns as of 12/31/2017
	1 year	5 year	Life of Fund (February 06, 2012)
JNL/Epoch Global Shareholder Yield Fund (Class A)	16.82%	9.24%	9.04%
MSCI World Index (Net) (reflects no deduction for fees, expenses, or taxes)	22.40%	11.64%	11.12%

Portfolio Management.
Investment Adviser to the Fund:
 Jackson National Asset Management, LLC
Sub-Adviser:
 Epoch Investment Partners, Inc. ("Epoch")
Portfolio Managers:
Name:	Joined Fund Management Team In:	Title:
Michael A. Welhoelter	March 2012	Managing Director, Portfolio Manager, Chief Risk Officer and Head of Quantitative Research and Risk Management, Epoch
William W. Priest	March 2012	Chief Executive Officer, Co-Chief Investment Officer and Portfolio Manager, Epoch
John Tobin	February 2014	Managing Director, Portfolio Manager and Senior Research Analyst, Epoch
Karen Van Valen	February 2014	Managing Director, Portfolio Manager and Senior Research Analyst, Epoch

Purchase and Redemption of Fund Shares
Only separate accounts of Jackson National Life Insurance Company ("Jackson") or Jackson National Life Insurance Company of New York ("Jackson NY") and series, including fund of funds, of registered investment companies in which either or both of those insurance companies invest may purchase shares of the Fund. You may invest indirectly in the Fund through your purchase of a variable annuity or life insurance contract issued by a separate account of Jackson or Jackson NY that invests directly, or through a fund of funds, in this Fund.  Any minimum initial or subsequent investment requirements and redemption procedures are governed by the applicable separate account through which you invest indirectly.
This Fund serves as an underlying investment by insurance companies, affiliated investment companies, and retirement plans for funding variable annuity and life insurance contracts and retirement plans.
Tax Information
The Fund's shareholders are separate accounts of Jackson or Jackson NY and mutual funds owned directly or indirectly by such separate accounts.  Accordingly, the Fund's dividends and other distributions generally are not taxable to you, the contract owner or plan participant, but no further discussion is included about the U.S. federal income tax consequences to you.  You should consult the prospectus of the appropriate separate account or description of the plan for a discussion of the U.S. federal income tax consequences to you of your contract, policy or plan.
Payments to Broker-Dealers and Financial Intermediaries
If you invest in the Fund under a variable insurance contract or a plan that offers a variable insurance contract as a plan option through a broker-dealer or other financial intermediary (such as a financial institution), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary's Website for more information.

Summary Prospectus – April 30, 2018

JNL/Lazard International Strategic Equity Fund
Class A

Before you invest, you may want to review the Fund's Prospectus, which contains more information about the Fund and its risks.  You can find the Fund's Prospectus and other information about the Fund, including the Statement of Additional Information ("SAI") and most recent reports to shareholders, online at http://hosted.prospectus.com/Jackson/JacksonVariableSeriesTrust. You can also get this information at no cost by calling 1-800-644-4565 (Annuity and Life Service Center), 1-800-599-5651 (NY Annuity and Life Service Center), 1-800-777-7779 (for contracts purchased through a bank or financial institution) or 1-888-464-7779 (for NY contracts purchased through a bank or financial institution), or by sending an email request to ProspectusRequest@jackson.com.  The current Prospectus and SAI, both dated April 30, 2018, are incorporated by reference into (which means they legally are a part of) this Summary Prospectus.

Investment Objective.  The investment objective of the JNL/Lazard International Strategic Equity Fund (the "Fund") is to seek long-term capital appreciation.
Expenses.  This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
The expenses do not reflect the expenses of the variable insurance contracts or the separate account through which you indirectly invest in the Fund, whichever may be applicable, and the total expenses would be higher if they were included.
Shareholder Fees
(fees paid directly from your investment)
 Not Applicable
Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Class A
Management Fee	0.70%
Distribution and/or Service (12b-1) Fees	0.30%
Other Expenses[1]	0.16%
Acquired Fund Fees and Expenses[2]	0.01%
Total Annual Fund Operating Expenses[3]	1.17%

[1]	"Other Expenses" include an Administrative Fee of 0.15% which is payable to Jackson National Asset Management, LLC ("JNAM" or "Adviser").
[2]
Acquired Fund Fees and Expenses are the indirect expenses of investing in other investment companies.  Accordingly, the expense ratio presented in the Financial Highlights section of the prospectus will not correlate to the Total Annual Fund Operating Expenses disclosed above.

[3]	Expense information has been restated to reflect current fees.

Expense Example. This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the variable insurance contracts or the separate account through which you indirectly invest in the Fund, whichever may be applicable, and the total expenses would be higher if they were included. The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return; (2) redemption at the end of each time period and (3) that the Fund operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
JNL/Lazard International Strategic Equity Fund Class A
1 year	3 years	5 years	10 years
$119	$372	$644	$1,420

Portfolio Turnover (% of average value of portfolio).  The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs.  These costs, which are not reflected in Annual Fund Operating Expenses or in the Expense Example above, affect the Fund's performance.
Period
1/1/2017 - 12/31/2017	43%

Principal Investment Strategies.  Under normal market conditions, the Fund invests at least 80% of its assets (net assets plus any amount of borrowings made for investment purposes) in equity securities, principally common stocks, of non-U.S. companies whose principal activities are located in countries represented by the Morgan Stanley Capital International ("MSCI") Europe, Australasia and Far East ("EAFE") Index that Lazard Asset Management LLC, the Fund's sub-adviser (the "Sub-Adviser"), believes are undervalued based on their earnings, cash flow or asset values.  The Sub-Adviser utilizes a bottom-up stock selection process, seeking attractive investments on an individual company basis. The Sub-Adviser believes that stock returns over time are driven by the sustainability and direction of financial productivity, balanced by valuation. However, the Sub-Adviser believes that financial markets will sometimes evaluate these factors inefficiently, presenting investment opportunities balanced by financial productivity.
As of the date of this prospectus, the countries represented by the MSCI EAFE Index include: Australia, Austria, Belgium, Denmark, Finland, France, Germany, Hong Kong, Ireland, Israel, Italy, Japan, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, and the United Kingdom.  The Fund may also invest in other developed countries, including Canada, that are not represented in the index.
Principal Risks of Investing in the Fund.  An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund's shares will change, and you could lose money by investing in the Fund. The principal risks associated with investing in the Fund include:
•
Accounting risk – The Fund bases investment selections, in part, on information drawn from the financial statements of issuers. Financial statements may not be accurate, may reflect differing approaches with respect to auditing and reporting standards and may affect the ability of the Fund's investment manager to identify appropriate investment opportunities.

•
Company risk – Investments in U.S. and/or foreign-traded equity securities may fluctuate more than the values of other types of securities in response to changes in a particular company's financial condition.

•
Concentration risk – The Fund may concentrate its investments in certain securities.  To the extent that the Fund focuses on particular countries, regions, industries, sectors, issuers, types of investment or limited number of securities from time to time, the Fund may be subject to greater risks of adverse economic, business or political developments in the area of focus than a fund that invests in a wider variety of countries, regions, industries, sectors or investments.

•
Currency risk – Investments in foreign currencies, securities that trade in or receive revenues in foreign currencies, or derivatives that provide exposure to foreign currencies are subject to the risk that those currencies may decline in value or, in the case of hedging positions, that the currency may decline in value relative to the currency being hedged. Currency exchange rates can be volatile and may be affected by a number of factors, such as the general economics of a country, the actions (or inaction) of U.S. and foreign governments or central banks, the imposition of currency controls, and speculation. A decline in the value of a foreign currency versus the U.S. dollar reduces the value in U.S. dollars of investments denominated in that foreign currency.

•
Depositary receipts risk – Depositary receipts, such as ADRs, GDRs and EDRs, may be issued in sponsored or un-sponsored programs.  In a sponsored program, a security issuer has made arrangements to have its securities traded in the form of depositary receipts.  In an un-sponsored program, the issuer may not be directly involved in the creation of the program.  Depositary receipts involve many of the same risks as direct investments in foreign securities.  These risks include: fluctuations in currency exchange rates, which are affected by international balances of payments and other economic and financial conditions; government intervention; and speculation.  With respect to certain foreign countries, there is the possibility of expropriation or nationalization of assets, confiscatory taxation, political and social upheaval, and economic instability.  Investments in depositary receipts that are traded over the counter may also subject a Fund to liquidity risk.

•
Equity securities risk – Common and preferred stocks represent equity ownership in a company.  Stock markets are volatile, and equity securities generally have greater price volatility than fixed-income securities.  The price of equity or equity-related securities will fluctuate and can decline and reduce the value of a portfolio investing in equity or equity-related securities.  The value of equity or equity-related securities purchased by the Fund could decline if the financial condition of the companies the Fund invests in decline or if overall market and economic conditions deteriorate.  They may also decline due to factors that affect a particular industry or industries, such as labor shortages or an increase in production costs and competitive conditions within an industry.  In addition, they may decline due to general market conditions that are not specifically related to a company or industry, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or generally adverse investor sentiment.

•
European investment risk – Investing in Europe involves many of the same risks as investing in foreign securities.  In addition, Europe includes both developed and emerging markets and investments by the Fund will be subject to the risks associated with investments in such markets. Performance is expected to be closely tied to social, political, and economic conditions within Europe and to be more volatile than the performance of more geographically diversified funds. Additionally, the United Kingdom's intended departure from the EU, commonly known as "Brexit," may have significant political and financial consequences for Eurozone markets, including greater market volatility and illiquidity, currency fluctuations, deterioration in economic activity, a decrease in business confidence and an increased likelihood of a recession in the United Kingdom and the EU.

•
Financial services risk – An investment in issuers in the financial services sector may be adversely affected by, among other things: (i) changes in the regulatory framework or interest rates that may negatively affect financial service businesses; (ii) exposure of a financial institution to a non-diversified or concentrated loan portfolio; (iii) exposure to financial leverage and/or investments or agreements which, under certain circumstances, may lead to losses (e.g., sub-prime loans); and (iv) the risk that a market shock or other unexpected market, economic, political, regulatory, or other event might lead to a sudden decline in the values of most or all companies in the financial services sector.

•
Foreign regulatory risk – The Adviser is an indirect wholly owned subsidiary of Prudential plc, a publicly traded company incorporated in the United Kingdom and is not affiliated in any manner with Prudential Financial Inc., a company whose principal place of business is in the United States of America.  Through its ownership structure, the Adviser has a number of global financial industry affiliates.  As a result of this structure, and the asset management and financial industry business activities of the Adviser and its affiliates, the Adviser and the Fund may be prohibited or limited in effecting transactions in certain securities.  Additionally, the Adviser and the Fund may encounter trading limitations or restrictions because of aggregation issues or other foreign regulatory requirements.  Foreign regulators or foreign laws may impose position limits on securities held by the Fund, and the Fund may be limited as to which securities it may purchase or sell, as well as the timing of such purchases or sales.  These foreign regulatory limits may increase the Fund's expenses and may limit the Fund's performance.

•
Foreign securities risk – Investments in, or exposure to, foreign securities involve risks not typically associated with U.S. investments. These risks include, among others, adverse fluctuations in foreign currency values, possible imposition of foreign withholding or other taxes on income payable on the securities, as well as adverse political, social and economic developments, such as political upheaval, acts of terrorism, financial troubles, or natural disasters. Many foreign securities markets, especially those in emerging market countries, are less stable, smaller, less liquid, and less regulated than U.S. securities markets, and the costs of trading in those markets is often higher than in U.S. securities markets. There may also be less publicly available information about issuers of foreign securities compared to issuers of U.S. securities. In addition, the economies of certain foreign markets may not compare favorably with the economy of the United States with respect to issues such as growth of gross national product, reinvestment of capital, resources and balance of payments position.

•
Government regulatory risk – Certain industries or sectors, including, but not limited to, real estate, financial services, utilities, oil and natural gas exploration and production, and health care are subject to increased regulatory requirements.  There can be no guarantee that companies in which the Fund invests will meet all applicable regulatory requirements.  Certain companies could incur substantial fines and penalties for failing to meet government regulatory requirements.  These requirements may also result in additional compliance expenses and costs.  Such increased regulatory compliance costs could hurt a company's performance.

•
Investment strategy risk – The investment manager uses the principal investment strategies and other investment strategies to seek to achieve the Fund's investment objective. Investment decisions made by the investment manager in accordance with these investment strategies may not produce the returns the investment manager expected, and may cause the Fund's shares to decline in value or may cause the Fund to underperform other funds with similar investment objectives.

•
Investment style risk – The returns from a certain investment style may be lower than the returns from the overall stock market. Value stocks may not increase in price if other investors fail to recognize the company's value or the factors that are expected to increase the price of the security do not occur.  Over market cycles, different investment styles may sometimes outperform other investment styles (for example, growth investing may outperform value investing).

•
Managed portfolio risk – As an actively managed portfolio, the value of the Fund's investments could decline because the financial condition of an issuer may change (due to such factors as management performance, reduced demand or overall market changes), financial markets may fluctuate or overall prices may decline, or the Fund's Sub-Adviser's investment techniques could fail to achieve the Fund's investment objective or negatively affect the Fund's investment performance.

•
Market risk – Portfolio securities may decline in value due to factors affecting securities markets generally, such as real or perceived adverse economic, political, or regulatory conditions, inflation, changes in interest or currency rates or adverse investor sentiment, among others. Adverse market conditions may be prolonged and may not have the same impact on all types of securities.  The values of securities may fall due to factors affecting a particular issuer, industry or the securities market as a whole.

•
Sector risk – Companies with similar characteristics may be grouped together in broad categories called sectors. Sector risk is the risk that securities of companies within specific sectors of the economy can perform differently than the overall market. For example, this may be due to changes in the regulatory or competitive environment or changes in investor perceptions regarding a sector. Because the Fund may allocate relatively more assets to certain sectors than others, the Fund's performance may be more susceptible to any developments which affect those sectors emphasized by the Fund.  In addition, the Fund could underperform other funds investing in similar sectors or comparable benchmarks because of the investment manager's choice of securities within such sector.

•
Stock risk – Stock markets may experience significant short-term volatility and may fall sharply at times. Different stock markets may behave differently from each other and U.S. stock markets may move in the opposite direction from one or more foreign stock markets.  The prices of individual stocks generally do not all move in the same direction at the same time and a variety of factors can affect the price of a particular company's stock.

Performance.  The performance information shown provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns compared with those of a broad-based securities market index which has investment characteristics similar to those of the Fund.  The Fund's past performance is not necessarily an indication of how the Fund will perform in the future.
The returns shown in the bar chart and table do not include charges that will be imposed by variable insurance products.  If these amounts were reflected, returns would be less than those shown.
Annual Total Returns as of December 31
Class A
Best Quarter (ended 6/30/2017): 9.04%; Worst Quarter (ended 9/30/2015): -8.71%
Average Annual Total Returns as of 12/31/2017
	1 year	Life of Fund (April 29, 2013)
JNL/Lazard International Strategic Equity Fund (Class A)	28.19%	8.31%
MSCI EAFE Index (Net) (reflects no deduction for fees, expenses, or taxes)	25.03%	6.32%

Portfolio Management.
Investment Adviser to the Fund:
 Jackson National Asset Management, LLC
Sub-Adviser:
 Lazard Asset Management LLC ("Lazard")
Portfolio Managers:
Name:	Joined Fund Management Team In:	Title:
John R. Reinsberg	April 2013	Deputy Chairman, Lazard
Mark Little	April 2013	Managing Director and Portfolio Manager/Analyst, Lazard
Michael A. Bennett	April 2013	Managing Director and Portfolio Manager/Analyst, Lazard
Robin O. Jones	April 2013	Managing Director and Portfolio Manager/Analyst, Lazard

Purchase and Redemption of Fund Shares
Only separate accounts of Jackson National Life Insurance Company ("Jackson") or Jackson National Life Insurance Company of New York ("Jackson NY") and series, including fund of funds, of registered investment companies in which either or both of those insurance companies invest may purchase shares of the Fund. You may invest indirectly in the Fund through your purchase of a variable annuity or life insurance contract issued by a separate account of Jackson or Jackson NY that invests directly, or through a fund of funds, in this Fund.  Any minimum initial or subsequent investment requirements and redemption procedures are governed by the applicable separate account through which you invest indirectly.
This Fund serves as an underlying investment by insurance companies, affiliated investment companies, and retirement plans for funding variable annuity and life insurance contracts and retirement plans.
Tax Information
The Fund's shareholders are separate accounts of Jackson or Jackson NY and mutual funds owned directly or indirectly by such separate accounts.  Accordingly, the Fund's dividends and other distributions generally are not taxable to you, the contract owner or plan participant, but no further discussion is included about the U.S. federal income tax consequences to you.  You should consult the prospectus of the appropriate separate account or description of the plan for a discussion of the U.S. federal income tax consequences to you of your contract, policy or plan.
Payments to Broker-Dealers and Financial Intermediaries
If you invest in the Fund under a variable insurance contract or a plan that offers a variable insurance contract as a plan option through a broker-dealer or other financial intermediary (such as a financial institution), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary's Website for more information.

Summary Prospectus – April 30, 2018

JNL/Neuberger Berman Currency Fund
Class A

Before you invest, you may want to review the Fund's Prospectus, which contains more information about the Fund and its risks.  You can find the Fund's Prospectus and other information about the Fund, including the Statement of Additional Information ("SAI") and most recent reports to shareholders, online at http://hosted.prospectus.com/Jackson/JacksonVariableSeriesTrust. You can also get this information at no cost by calling 1-800-644-4565 (Annuity and Life Service Center), 1-800-599-5651 (NY Annuity and Life Service Center), 1-800-777-7779 (for contracts purchased through a bank or financial institution) or 1-888-464-7779 (for NY contracts purchased through a bank or financial institution), or by sending an email request to ProspectusRequest@jackson.com.  The current Prospectus and SAI, both dated April 30, 2018, are incorporated by reference into (which means they legally are a part of) this Summary Prospectus.

Investment Objective.  The investment objective of the JNL/Neuberger Berman Currency Fund (the "Fund") is to seek absolute return.
Expenses.  This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
The expenses do not reflect the expenses of the variable insurance contracts or the separate account through which you indirectly invest in the Fund, whichever may be applicable, and the total expenses would be higher if they were included.
Shareholder Fees
(fees paid directly from your investment)
 Not Applicable
Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Class A
Management Fee	0.55%
Distribution and/or Service (12b-1) Fees	0.30%
Other Expenses[1]	0.16%
Acquired Fund Fees and Expenses[2]	0.01%
Total Annual Fund Operating Expenses[3]	1.02%

[1]	"Other Expenses" include an Administrative Fee of 0.15% which is payable to Jackson National Asset Management, LLC ("JNAM" or "Adviser").
[2]
Acquired Fund Fees and Expenses are the indirect expenses of investing in other investment companies.  Accordingly, the expense ratio presented in the Financial Highlights section of the prospectus will not correlate to the Total Annual Fund Operating Expenses disclosed above.

[3]	Expense information has been restated to reflect current fees.

Expense Example. This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the variable insurance contracts or the separate account through which you indirectly invest in the Fund, whichever may be applicable, and the total expenses would be higher if they were included. The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return; (2) redemption at the end of each time period and (3) that the Fund operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
JNL/Neuberger Berman Currency Fund Class A
1 year	3 years	5 years	10 years
$104	$325	$563	$1,248

Portfolio Turnover (% of average value of portfolio).  The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs.  These costs, which are not reflected in Annual Fund Operating Expenses or in the Expense Example above, affect the Fund's performance.
Period
1/1/2017 - 12/31/2017	0%

Principal Investment Strategies. The Fund invests under normal circumstances at least 80% of its assets (net assets plus the amount of any borrowings made for investment purposes) in currency-related investments.  Currency-related investments may include all currency spots, forwards, swaps, futures, and options as well as U.S. Treasury Bills, U.S Treasury Notes and U.S. Government and Government Agency Securities.  The Fund seeks to generate absolute returns with low correlation to other asset classes.
The Fund will invest primarily in currencies of developed countries. The Fund will also invest, to a lesser extent, in emerging market currencies that Neuberger Berman Investment Advisers LLC ("Sub-Adviser") considers to be liquid at the time of investment. The Fund will invest in such currencies mainly, but not exclusively, through currency spot contracts and currency forward contracts.  The Fund may also gain exposure to currencies through currency swaps, non-deliverable currency forwards, currency options and currency futures.
The Sub-Adviser uses a framework of fundamental tools in seeking to assess relative value among currencies. The Sub-Adviser analyzes data and seeks opportunities across multiple time horizons and uses a number of strategies based on fundamental factors such as multi-asset class momentum indicators, interest rates, growth, capital flows, distance from fair value, policy impact on growth, and structural factors, among others.
The Fund may also invest in derivative instruments as a means of hedging risk and/or for investment purposes, which may include altering the Fund's exposure to interest rates, sectors and individual issuers.  These derivative instruments may include futures, forward foreign currency contracts, and swaps, such as total return swaps, credit default swaps and interest rate swaps.
The Fund may also invest in high quality (i.e., rated BBB or above or equivalent by a Recognized Rating Agency) short-term money market instruments such as bank deposits, fixed or floating rate instruments (including but not limited to commercial paper), floating rate notes, certificates of deposit, debentures, asset backed securities and government or corporate bonds, cash and cash equivalents (including but not limited to treasury bills).
The Fund is "non-diversified" under the Investment Company Act of 1940, as amended (the "1940 Act"), and may invest more of its assets in fewer issuers than "diversified" mutual funds.
Principal Risks of Investing in the Fund.  An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund's shares will change, and you could lose money by investing in the Fund. The principal risks associated with investing in the Fund include:
•
Counterparty risk – Transactions involving a counterparty are subject to the credit risk of the counterparty. A Fund that enters into contracts with counterparties, such as repurchase or reverse repurchase agreements or over-the-counter ("OTC") derivatives contracts, or that lends its securities, runs the risk that the counterparty will be unable or unwilling to make timely settlement payments or otherwise honor its obligations. If a counterparty fails to meet its contractual obligations, files for bankruptcy, or otherwise experiences a business interruption, the Fund could suffer losses, including monetary losses, miss investment opportunities or be forced to hold investments it would prefer to sell. Counterparty risk is heightened during unusually adverse market conditions.

•
Credit risk – The price of a debt instrument can decline in response to changes in the financial condition of the issuer, borrower, guarantor, counterparty, or other entity responsible for payment. The Fund could lose money if the issuer or guarantor of a fixed-income security, or the counterparty to a derivatives contract, repurchase agreement or a loan of portfolio securities, is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations.

•
Currency risk – Investments in foreign currencies, securities that trade in or receive revenues in foreign currencies, or derivatives that provide exposure to foreign currencies are subject to the risk that those currencies may decline in value or, in the case of hedging positions, that the currency may decline in value relative to the currency being hedged. Currency exchange rates can be volatile and may be affected by a number of factors, such as the general economics of a country, the actions (or inaction) of U.S. and foreign governments or central banks, the imposition of currency controls, and speculation. A decline in the value of a foreign currency versus the U.S. dollar reduces the value in U.S. dollars of investments denominated in that foreign currency.

•
Currency transaction risk – Non-U.S. currency forward contracts, options, swaps, or other derivatives contracts on non-U.S. currencies involve a risk of loss if currency exchange rates move against the Fund. Forward contracts may not be guaranteed by an exchange or clearinghouse and a default by the counterparty may result in a loss to the Fund. Governmental authorities may impose credit controls to limit the level of forward trading to the detriment of the Fund. Neither the U.S. Commodities Future Trading Commission nor the U.S. banking authorities regulate forward currency transactions through banks. In respect of such trading, the Fund is subject to the risk of bank failure or the inability of or refusal by a bank to perform with respect to such contracts.

•
Derivatives risk – Investments in derivatives, which are financial instruments whose value depends on, or is derived from, the value of underlying assets, reference rates, or indices, can be highly volatile and may be subject to transaction costs and certain risks, such as unanticipated changes in securities prices and global currency investment.  Derivatives also are subject to leverage risk, liquidity risk, interest rate risk, market risk, counterparty risk, and credit risk.  They also involve the risk of mispricing or improper valuation and the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, interest rate or index. Gains or losses from derivatives can be substantially greater than the derivatives' original cost.  Certain derivatives transactions may subject the Fund to counterparty risk.

•
Emerging markets and less developed countries risk – Emerging market and less developed countries generally are located in Asia, the Middle East, Eastern Europe, Central and South America and Africa.  Investments in, or exposure to, securities that are tied economically to emerging market and less developed countries are subject to all of the risks of investments in, or exposure to, foreign securities, generally to a greater extent than in developed markets, among other risks.  Investments in securities that are tied economically to emerging markets involve greater risk from economic and political systems that typically are less developed, and likely to be less stable, than those in more advanced countries.  The Fund also will be subject to the risk of adverse foreign currency rate fluctuations.  Emerging market and less developed countries may also have economies that are predominantly based on only a few industries or dependent on revenues from particular commodities. The risks of nationalization, expropriation or other confiscation of assets of non-U.S. issuers is also greater in emerging and less developed countries. As a result of these risks, investments in securities tied economically to emerging markets tend to be more volatile than investments in securities of developed countries.

•
Fixed-income risk – The price of fixed-income securities responds to economic developments, particularly interest rate changes, as well as to perceptions about the credit risk of individual issuers.  Rising interest rates generally will cause the price of bonds and other fixed-income debt securities to fall.  Falling interest rates may cause an issuer to redeem, call or refinance a security before its stated maturity, which may result in the Fund having to reinvest the proceeds in lower yielding securities.  Bonds and other fixed-income debt securities are subject to credit risk, which is the possibility that the credit strength of an issuer will weaken and/or an issuer of a fixed-income security will fail to make timely payments of principal or interest and the security will go into default.

•
Foreign regulatory risk – The Adviser is an indirect wholly owned subsidiary of Prudential plc, a publicly traded company incorporated in the United Kingdom and is not affiliated in any manner with Prudential Financial Inc., a company whose principal place of business is in the United States of America.  Through its ownership structure, the Adviser has a number of global financial industry affiliates.  As a result of this structure, and the asset management and financial industry business activities of the Adviser and its affiliates, the Adviser and the Fund may be prohibited or limited in effecting transactions in certain securities.  Additionally, the Adviser and the Fund may encounter trading limitations or restrictions because of aggregation issues or other foreign regulatory requirements.  Foreign regulators or foreign laws may impose position limits on securities held by the Fund, and the Fund may be limited as to which securities it may purchase or sell, as well as the timing of such purchases or sales.  These foreign regulatory limits may increase the Fund's expenses and may limit the Fund's performance.

•
Foreign securities risk – Investments in, or exposure to, foreign securities involve risks not typically associated with U.S. investments. These risks include, among others, adverse fluctuations in foreign currency values, possible imposition of foreign withholding or other taxes on income payable on the securities, as well as adverse political, social and economic developments, such as political upheaval, acts of terrorism, financial troubles, or natural disasters. Many foreign securities markets, especially those in emerging market countries, are less stable, smaller, less liquid, and less regulated than U.S. securities markets, and the costs of trading in those markets is often higher than in U.S. securities markets. There may also be less publicly available information about issuers of foreign securities compared to issuers of U.S. securities. In addition, the economies of certain foreign markets may not compare favorably with the economy of the United States with respect to issues such as growth of gross national product, reinvestment of capital, resources and balance of payments position.

•
Forward and futures contract risk – The successful use of forward and futures contracts draws upon the Sub-Adviser's skill and experience with respect to such instruments and are subject to special risks including, but not limited to: (a) the imperfect correlation between the change in market value of the instruments held by the Fund and the price of the forward or futures contract; (b) possible lack of a liquid secondary market for a forward or futures contract and the resulting inability to close a forward or futures contract when desired; (c) losses caused by unanticipated market movements, which are potentially unlimited; (d) the Sub-Adviser's inability to predict correctly the direction of securities prices, interest rates, currency exchange rates and other economic factors; (e) the possibility that the counterparty, clearing member or clearinghouse will default in the performance of its obligations; and (f) if the Fund has insufficient cash, it may have to sell securities from its portfolio to meet daily variation margin requirements, and the Fund may have to sell securities at a time when it may be disadvantageous to do so.

•
Hedging instruments risk – The Fund, may attempt, from time to time, to hedge (protect) against currency risks, largely using forward foreign currency exchange contracts, where available and when, in the Sub-Adviser's opinion, it would be advantageous to the Fund. A forward foreign currency exchange contract is an agreement to buy or sell a specific currency at a future date and at a price set at the time of the contract.  Forward foreign currency exchange contracts may reduce the risk of loss from a change in value of a currency, but they also limit any potential gains and do not protect against fluctuations in the value of the underlying position.  For example, during periods when the U.S. dollar weakens in relation to a foreign currency, the Fund's use of a currency hedging program will result in lower returns than if no currency hedging programs were in effect.  Forward foreign currency exchange contracts and put options are considered derivative investments, because their value and performance depend, at least in part, on the value and performance of an underlying asset.  The Fund may also use futures, swaps, and other derivative instruments to hedge risk.  The Fund's investment in derivatives may involve a small investment relative to the amount of risk assumed.  To the extent the Fund enters into these transactions, its success will depend on the Sub-Adviser's ability to predict market movements, and their use may have the opposite effect of that intended.  Risks include potential loss due to the imposition of controls by a government on the exchange of foreign currencies, the loss of any premium paid to enter into the transaction, delivery failure, default by any other party, or inability to close out a position because the trading market becomes illiquid. In addition, for certain reasons, the Fund may not seek to establish a perfect correlation between such hedging instruments and the portfolio instruments being hedged.  Such imperfect correlation may prevent the Fund from achieving the intended hedge or expose the Fund to risk of loss.  It is not possible to hedge fully or perfectly against any risk.

•
Issuer risk – The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the market as a whole.  A security's value may decline for reasons that directly relate to the issuer, such as management performance, corporate governance, financial leverage and reduced demand for the issuer's goods or services.

•
Leverage risk – Certain transactions, such as reverse repurchase agreements, futures, forwards, swaps, or other derivative instruments, include the use of leverage and may cause the Fund to liquidate portfolio positions at disadvantageous times to satisfy its obligations or to meet asset segregation requirements.  The effect of using leverage is to amplify the Fund's gains and losses in comparison to the amount of the Fund's assets (that is, assets other than borrowed assets) at risk, which may cause the Fund's portfolio to be more volatile. If the Fund uses leverage, the Fund has the risk of capital losses that exceed the net assets of the Fund.

•
Managed portfolio risk – As an actively managed portfolio, the value of the Fund's investments could decline because the financial condition of an issuer may change (due to such factors as management performance, reduced demand or overall market changes), financial markets may fluctuate or overall prices may decline, or the Fund's Sub-Adviser's investment techniques could fail to achieve the Fund's investment objective or negatively affect the Fund's investment performance.

•
Market risk – Portfolio securities may decline in value due to factors affecting securities markets generally, such as real or perceived adverse economic, political, or regulatory conditions, inflation, changes in interest or currency rates or adverse investor sentiment, among others. Adverse market conditions may be prolonged and may not have the same impact on all types of securities.  The values of securities may fall due to factors affecting a particular issuer, industry or the securities market as a whole.

•
Non-diversification risk – The Fund is non-diversified, as defined by the 1940 Act, and as such may invest in the securities of a limited number of issuers and may invest a greater percentage of its assets in a particular issuer.  Therefore, a decline in the market price of a particular security held by the Fund may affect the Fund's performance more than if the Fund were a diversified investment company.

•
Options risk – If a Fund buys an option, it buys a legal contract giving it the right to buy or sell a specific amount of the underlying instrument or futures contract on the underlying instrument at an agreed upon price typically in exchange for a premium paid by a Fund. If a Fund sells an option, it sells to another person the right to buy from or sell to a Fund a specific amount of the underlying instrument or futures contract on the underlying instrument at an agreed upon price typically in exchange for a premium received by a Fund. Options may be illiquid and a Fund may have difficulty closing out its position.  The prices of options can be highly volatile and the use of options can lower total returns.

•
Settlement risk – Settlement risk is the risk that a settlement in a transfer system does not take place as expected.  Loan transactions often settle on a delayed basis compared with securities and the Fund may not receive proceeds from the sale of a loan for a substantial period after the sale, potentially impacting the ability of the Fund to make additional investments or meet redemption obligations.  In order to meet short-term liquidity needs, the Fund may draw on its cash or other short-term positions, maintain short-term or other liquid assets sufficient to meet reasonably anticipated redemptions, or maintain a credit facility.

•
Swaps risk – Swap agreements are subject to the risks of derivatives, including risk that the party with whom the Fund has entered into the swap will default on its obligation to pay the Fund and the risk that the Fund will not be able to meet its obligations to pay the other party to the agreement.  Swap agreements historically have been OTC, two-party contracts entered into primarily by institutional investors for periods typically ranging from a few weeks to more than one year.  In a standard swap transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments, which may be adjusted for an interest factor.  There are various types of swaps, including but not limited to, total return swaps, credit default swaps and interest rate swaps; all of these and other swaps are derivatives and as such, each is subject to the general risks relating to derivatives described herein.  The Dodd–Frank Act mandates a new regulatory framework for trading swaps in the United States.  Standardized swaps will be required to be executed on or subject to the rules of designated contract markets or swap execution facilities and cleared by a central counterparty, a derivatives clearing organization ("DCO").  Central clearing is intended to reduce the risk of default by the counterparty.  However, central clearing may increase the costs of swap transactions by requiring the posting of initial and variation margin.  There may also be risks introduced of a possible default by the DCO or by a clearing member or futures commission merchant through which a swap is submitted for clearing.  The regulations to implement the Dodd-Frank Act are still being developed so there may be further changes to the system intended to safeguard the collateral of parties to swaps.

Performance.  The performance information shown provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns compared with those of a broad-based securities market index which has investment characteristics similar to those of the Fund.  The Fund's past performance is not necessarily an indication of how the Fund will perform in the future.
The returns shown in the bar chart and table do not include charges that will be imposed by variable insurance products.  If these amounts were reflected, returns would be less than those shown.
Annual Total Returns as of December 31
Class A
.....
Best Quarter (ended 9/30/2014): 2.52%; Worst Quarter (ended 3/31/2015): -2.67%
Average Annual Total Returns as of 12/31/2017
	1 year	5 year	Life of Fund (September 10, 2012)
JNL/Neuberger Berman Currency Fund (Class A)	2.25%	0.78%	0.92%
ICE Bank of America Merrill Lynch U.S. 3-Month Treasury Bill Index (reflects no deduction for fees, expenses, or taxes)	0.86%	0.27%	0.26%

Portfolio Management.
Investment Adviser to the Fund:
 Jackson National Asset Management, LLC
Sub-Adviser:
 Neuberger Berman Investment Advisers LLC ("NBIA")
Portfolio Managers:
Name:	Joined Fund Management Team In:	Title:
Ugo Lancioni	September 2012	Managing Director, NBIA
Thomas A. Sontag	September 2012	Managing Director, NBIA

Purchase and Redemption of Fund Shares
Only separate accounts of Jackson National Life Insurance Company ("Jackson") or Jackson National Life Insurance Company of New York ("Jackson NY") and series, including fund of funds, of registered investment companies in which either or both of those insurance companies invest may purchase shares of the Fund. You may invest indirectly in the Fund through your purchase of a variable annuity or life insurance contract issued by a separate account of Jackson or Jackson NY that invests directly, or through a fund of funds, in this Fund.  Any minimum initial or subsequent investment requirements and redemption procedures are governed by the applicable separate account through which you invest indirectly.
This Fund serves as an underlying investment by insurance companies, affiliated investment companies, and retirement plans for funding variable annuity and life insurance contracts and retirement plans.
Tax Information
The Fund's shareholders are separate accounts of Jackson or Jackson NY and mutual funds owned directly or indirectly by such separate accounts.  Accordingly, the Fund's dividends and other distributions generally are not taxable to you, the contract owner or plan participant, but no further discussion is included about the U.S. federal income tax consequences to you.  You should consult the prospectus of the appropriate separate account or description of the plan for a discussion of the U.S. federal income tax consequences to you of your contract, policy or plan.
Payments to Broker-Dealers and Financial Intermediaries
If you invest in the Fund under a variable insurance contract or a plan that offers a variable insurance contract as a plan option through a broker-dealer or other financial intermediary (such as a financial institution), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary's Website for more information.

Summary Prospectus – April 30, 2018

JNL/Nicholas Convertible Arbitrage Fund
Class A

Before you invest, you may want to review the Fund's Prospectus, which contains more information about the Fund and its risks.  You can find the Fund's Prospectus and other information about the Fund, including the Statement of Additional Information ("SAI") and most recent reports to shareholders, online at http://hosted.prospectus.com/Jackson/JacksonVariableSeriesTrust. You can also get this information at no cost by calling 1-800-644-4565 (Annuity and Life Service Center), 1-800-599-5651 (NY Annuity and Life Service Center), 1-800-777-7779 (for contracts purchased through a bank or financial institution) or 1-888-464-7779 (for NY contracts purchased through a bank or financial institution), or by sending an email request to ProspectusRequest@jackson.com.  The current Prospectus and SAI, both dated April 30, 2018, are incorporated by reference into (which means they legally are a part of) this Summary Prospectus.

Investment Objective.  The investment objective of the JNL/Nicholas Convertible Arbitrage Fund (the "Fund") is to seek absolute return.
Expenses.  This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
The expenses do not reflect the expenses of the variable insurance contracts or the separate account through which you indirectly invest in the Fund, whichever may be applicable, and the total expenses would be higher if they were included.
Shareholder Fees
(fees paid directly from your investment)
 Not Applicable
Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Class A
Management Fee	0.73%
Distribution and/or Service (12b-1) Fees	0.30%
Other Expenses[1,2]	0.32%
Acquired Fund Fees and Expenses[3]	0.01%
Total Annual Fund Operating Expenses[4]	1.36%

[1]	"Other Expenses" include an Administrative Fee of 0.15% which is payable to Jackson National Asset Management, LLC ("JNAM" or "Adviser").
[2]
"Other Expenses" are based on amounts incurred during the period ended December 31, 2017. The amount includes the costs associated with the Fund's short sales on equity securities.  When a cash dividend is declared on a security for which the Fund holds a short position, the Fund incurs the obligation to pay an amount equal to that dividend to the lender of the shorted security.  In addition, the Fund incurs borrowing fees related to short sale transactions.  The annualized ratios of dividend expense on short sales and borrowing fees related to short sales to assets for the period were 0.16%. The Fund's actual dividend expense and borrowing fees on securities sold short in future periods may be significantly higher or lower than the amounts above due to, among other factors, the extent of the Fund's short positions, the actual dividends paid with respect to the securities the Fund sells short, and the actual timing of the Fund's short sale transactions, each of which is expected to vary over time.  The annualized ratios of dividend expense on short sales and borrowing fees related to short sales have been restated to reflect current fees.

[3]
Acquired Fund Fees and Expenses are the indirect expenses of investing in other investment companies.  Accordingly, the expense ratio presented in the Financial Highlights section of the prospectus will not correlate to the Total Annual Fund Operating Expenses disclosed above.

[4]	Expense information has been restated to reflect current fees.

Expense Example. This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the variable insurance contracts or the separate account through which you indirectly invest in the Fund, whichever may be applicable, and the total expenses would be higher if they were included. The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return; (2) redemption at the end of each time period and (3) that the Fund operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
JNL/Nicholas Convertible Arbitrage Fund Class A
1 year	3 years	5 years	10 years
$138	$431	$745	$1,635

Portfolio Turnover (% of average value of portfolio).  The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs.  These costs, which are not reflected in Annual Fund Operating Expenses or in the Expense Example above, affect the Fund's performance.
Period
1/1/2017 - 12/31/2017	92%

Principal Investment Strategies. The Fund's investment strategy focuses on taking long positions in convertible bonds and short positions in common stock underlying those convertible bonds.  In seeking to identify potential investments, Nicholas Investment Partners, L.P., the Fund's sub-adviser (the "Sub-Adviser"), implements an investment approach that focuses on individual issuers, particularly small- and mid-capitalization issuers, through a combination of traditional credit analysis and fundamental and quantitative equity research.
The Fund may gain exposure to convertible securities through "synthetic" means, including Equity-Linked Notes ("ELNs").   The ELNs in which the Fund expects to invest typically will be unsecured senior bonds with returns linked to underlying equity securities (e.g., a single stock or basket of stocks) selected by the Sub-Adviser.  Similar to the Sub-Adviser's investment strategy with respect to convertible securities, the Sub-Adviser generally will hedge the Fund's investments in ELNs and other synthetic convertible securities by taking short positions in shares of the underlying equity exposure.  Under normal market conditions, the Fund's exposure to ELNs would typically not exceed 10% of the Fund's total market value.
The Fund may also invest in restricted securities, which are securities that cannot be offered for public resale unless registered under the applicable securities laws or that have a contractual restriction that prohibits or limits their resale such as Rule 144A securities. They may include private placement securities that have not been registered under the applicable securities laws. Restricted securities may not be listed on an exchange and may or may not have an active trading market. Rule 144A securities are restricted securities that can be resold to qualified institutional buyers but not to the general public.
The Fund invests 100% of its assets in securities denominated in U.S. dollars.  The Fund may invest in securities of companies incorporated outside of the United States that have listed or registered securities in the United States.  Under normal market conditions, the Fund's exposure to companies incorporated outside of the United States typically will not exceed 15% of the Fund's total market value.
The Fund may invest in bonds of any credit quality, including those that are at the time of investment unrated or rated BB+ or lower by S&P or Ba1 or lower by Moody's or the equivalent by any other nationally recognized statistical rating organization. Bonds and fixed income instruments rated below investment grade, or such instruments that are unrated and determined by the Sub-Adviser to be of comparable quality, are high yield, high risk bonds, commonly known as "junk bonds."
Principal Risks of Investing in the Fund.  An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund's shares will change, and you could lose money by investing in the Fund. The principal risks associated with investing in the Fund include:
•
Accounting risk – The Fund bases investment selections, in part, on information drawn from the financial statements of issuers. Financial statements may not be accurate, may reflect differing approaches with respect to auditing and reporting standards and may affect the ability of the Fund's investment manager to identify appropriate investment opportunities.

•
Company risk – Investments in U.S. and/or foreign-traded equity securities may fluctuate more than the values of other types of securities in response to changes in a particular company's financial condition.

•
Convertible securities risk – Convertible securities have investment characteristics of both equity and debt securities.  Investments in convertible securities may be subject to market risk, credit and counterparty risk, interest rate risk and other risks associated with investments in equity and debt securities, depending on the price of the underlying security and conversion price.  While equity securities may offer the potential for greater long-term growth than most debt securities, they generally have higher volatility.  The value of convertible and debt securities may fall when interest rates rise.  Securities with longer durations tend to be more sensitive to changes in interest rates, generally making them more volatile than securities with shorter durations.  Due to their hybrid nature, convertible securities are typically more sensitive to changes in interest rates than the underlying common stock, but less sensitive than a fixed rate corporate bond.

•
Counterparty risk – Transactions involving a counterparty are subject to the credit risk of the counterparty. A Fund that enters into contracts with counterparties, such as repurchase or reverse repurchase agreements or over-the-counter ("OTC") derivatives contracts, or that lends its securities, runs the risk that the counterparty will be unable or unwilling to make timely settlement payments or otherwise honor its obligations. If a counterparty fails to meet its contractual obligations, files for bankruptcy, or otherwise experiences a business interruption, the Fund could suffer losses, including monetary losses, miss investment opportunities or be forced to hold investments it would prefer to sell. Counterparty risk is heightened during unusually adverse market conditions.

•
Credit risk – The price of a debt instrument can decline in response to changes in the financial condition of the issuer, borrower, guarantor, counterparty, or other entity responsible for payment. The Fund could lose money if the issuer or guarantor of a fixed-income security, or the counterparty to a derivatives contract, repurchase agreement or a loan of portfolio securities, is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations.

•
Equity-linked notes (ELNs) risk – Investing in investment funds may be more costly to the Fund than if the Fund had invested in the underlying securities directly. ELNs may not perform as expected and could cause the Fund to realize significant losses including its entire principal investment. Other risks include counterparty risk, liquidity risk and imperfect correlation between ELNs and the underlying securities.

•
Fixed-income risk – The price of fixed-income securities responds to economic developments, particularly interest rate changes, as well as to perceptions about the credit risk of individual issuers.  Rising interest rates generally will cause the price of bonds and other fixed-income debt securities to fall.  Falling interest rates may cause an issuer to redeem, call or refinance a security before its stated maturity, which may result in the Fund having to reinvest the proceeds in lower yielding securities.  Bonds and other fixed-income debt securities are subject to credit risk, which is the possibility that the credit strength of an issuer will weaken and/or an issuer of a fixed-income security will fail to make timely payments of principal or interest and the security will go into default.

•
Foreign regulatory risk – The Adviser is an indirect wholly owned subsidiary of Prudential plc, a publicly traded company incorporated in the United Kingdom and is not affiliated in any manner with Prudential Financial Inc., a company whose principal place of business is in the United States of America.  Through its ownership structure, the Adviser has a number of global financial industry affiliates.  As a result of this structure, and the asset management and financial industry business activities of the Adviser and its affiliates, the Adviser and the Fund may be prohibited or limited in effecting transactions in certain securities.  Additionally, the Adviser and the Fund may encounter trading limitations or restrictions because of aggregation issues or other foreign regulatory requirements.  Foreign regulators or foreign laws may impose position limits on securities held by the Fund, and the Fund may be limited as to which securities it may purchase or sell, as well as the timing of such purchases or sales.  These foreign regulatory limits may increase the Fund's expenses and may limit the Fund's performance.

•
High-yield bonds, lower-rated bonds, and unrated securities risk – High-yield bonds, lower-rated bonds, and unrated securities are broadly referred to as "junk bonds," and are considered below "investment-grade" by national ratings agencies.  Junk bonds are subject to the increased risk of an issuer's inability to meet principal and interest payment obligations. As a result, an investment in junk bonds is considered speculative. High-yield bonds may be subject to liquidity risk, and the Fund may not be able to sell a high-yield bond at the price at which it is currently valued.

•
Investment strategy risk – The investment manager uses the principal investment strategies and other investment strategies to seek to achieve the Fund's investment objective. Investment decisions made by the investment manager in accordance with these investment strategies may not produce the returns the investment manager expected, and may cause the Fund's shares to decline in value or may cause the Fund to underperform other funds with similar investment objectives.

•
Investment style risk – The returns from a certain investment style may be lower than the returns from the overall stock market. Value stocks may not increase in price if other investors fail to recognize the company's value or the factors that are expected to increase the price of the security do not occur.  Over market cycles, different investment styles may sometimes outperform other investment styles (for example, growth investing may outperform value investing).

•
Issuer risk – The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the market as a whole.  A security's value may decline for reasons that directly relate to the issuer, such as management performance, corporate governance, financial leverage and reduced demand for the issuer's goods or services.

•
Liquidity risk – Investments in securities that are difficult to purchase or sell (illiquid or thinly-traded securities) may reduce returns if the Fund is unable to sell the securities at an advantageous time or price or achieve its desired level of exposure to a certain sector.  Liquidity risk arises, for example, from small average trading volumes, trading restrictions, or temporary suspensions of trading. To meet redemption requests, the Fund may be forced to sell securities at an unfavorable time and/or under unfavorable conditions.

•
Managed portfolio risk – As an actively managed portfolio, the value of the Fund's investments could decline because the financial condition of an issuer may change (due to such factors as management performance, reduced demand or overall market changes), financial markets may fluctuate or overall prices may decline, or the Fund's Sub-Adviser's investment techniques could fail to achieve the Fund's investment objective or negatively affect the Fund's investment performance.

•
Market risk – Portfolio securities may decline in value due to factors affecting securities markets generally, such as real or perceived adverse economic, political, or regulatory conditions, inflation, changes in interest or currency rates or adverse investor sentiment, among others. Adverse market conditions may be prolonged and may not have the same impact on all types of securities.  The values of securities may fall due to factors affecting a particular issuer, industry or the securities market as a whole.

•	Mid-capitalization investing risk – The prices of securities of mid-capitalization companies may be more volatile than those of larger, more established companies.
•
Portfolio turnover risk – Active trading, including investments made on a shorter-term basis or in derivative instruments or in instruments with a maturity of one year or less at the time of acquisition, may increase transaction costs, which may reduce performance.

•
Restricted securities risk – Restricted securities are subject to legal restrictions on their sale and may not be sold to the public without an effective registration statement.  Before they are registered, such securities may be sold only in a privately negotiated transaction or pursuant to an exemption from registration. Restricted securities may be illiquid. The Fund may be unable to sell them on short notice or may be able to sell them only at a price below current value. Also, the Fund may get only limited information about the issuer of a restricted security, so it may be less able to predict a loss. In addition, if Fund management receives certain material nonpublic information about the issuer, the Fund may be unable to sell the securities in accordance with laws and regulations prohibiting insider trading.

•
Short sales risk – A short sale may be effected by selling a security that the Fund does not own. If the price of the security sold short increases, the Fund would incur a loss; conversely, if the price declines, the Fund will realize a gain. The Fund may take a short position in securities or in a derivative instrument, such as a future, forward or swap. Short sales involve greater reliance on the investment manager's ability to accurately anticipate the future value of an instrument, potentially higher transaction and other costs (that will reduce potential Fund gains and increase potential Fund losses), and imperfect correlation between the actual and desired level of exposure.  Because the Fund's potential loss on a short position arises from increases in the value of the asset sold short, the extent of such loss, like the price of the asset sold short, is theoretically unlimited.  By investing the proceeds received from selling securities short, the Fund could be deemed to be employing a form of leverage, which creates special risks.  The Fund's long positions could decline in value at the same time that the value of the short positions increase, thereby increasing the Fund's overall potential for loss to a greater extent than would occur without the use of leverage. Short positions typically involve increased liquidity risk and transaction costs, and the risk that the third party to the short sale may fail to honor its contract terms.

•
Small-capitalization investing risk – Investing in smaller companies, some of which may be newer companies or start-ups, generally involves greater risks than investing in larger, more established ones. The securities of companies with smaller market capitalizations often are less widely held and trade less frequently and in lesser quantities, and their market prices often fluctuate more, than the securities of companies with larger market capitalizations.

Performance.  The performance information shown provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns compared with those of broad-based securities market indices which have investment characteristics similar to those of the Fund.  The Fund's past performance is not necessarily an indication of how the Fund will perform in the future.
The returns shown in the bar chart and table do not include charges that will be imposed by variable insurance products.  If these amounts were reflected, returns would be less than those shown.
Annual Total Returns as of December 31
Class A
Best Quarter (ended 3/31/2015): 2.16%; Worst Quarter (ended 9/30/2015): -2.79%
Average Annual Total Returns as of 12/31/2017
	1 year	5 year	Life of Fund (February 06, 2012)
JNL/Nicholas Convertible Arbitrage Fund (Class A)	4.95%	1.50%	1.71%
ICE Bank of America Merrill Lynch U.S. 3-Month Treasury Bill Index (reflects no deduction for fees, expenses, or taxes)	0.86%	0.27%	0.25%
Credit Suisse Convertible Arbitrage Hedge Fund Index (reflects no deduction for fees, expenses, or taxes)[1]	5.01%	3.30%	3.41%
1 The Credit Suisse Convertible Arbitrage Hedge Fund Index since inception annualized return data is only available for monthly periods. The since inception annualized return for the Index begins on February 29, 2012, the closest available date to the Fund's inception.  The Fund's performance for the period beginning on February 29, 2012 was 1.78%.
Portfolio Management.
Investment Adviser to the Fund:
 Jackson National Asset Management, LLC
Sub-Adviser:
 Nicholas Investment Partners, L.P. ("Nicholas")
Portfolio Managers:
Name:	Joined Fund Management Team In:	Title:
John Wylie	March 2012	Partner and Portfolio Manager, Nicholas
Catherine C. Nicholas	March 2012	Managing Partner and Chief Investment Officer, Nicholas

Purchase and Redemption of Fund Shares
Only separate accounts of Jackson National Life Insurance Company ("Jackson") or Jackson National Life Insurance Company of New York ("Jackson NY") and series, including fund of funds, of registered investment companies in which either or both of those insurance companies invest may purchase shares of the Fund. You may invest indirectly in the Fund through your purchase of a variable annuity or life insurance contract issued by a separate account of Jackson or Jackson NY that invests directly, or through a fund of funds, in this Fund.  Any minimum initial or subsequent investment requirements and redemption procedures are governed by the applicable separate account through which you invest indirectly.
This Fund serves as an underlying investment by insurance companies, affiliated investment companies, and retirement plans for funding variable annuity and life insurance contracts and retirement plans.
Tax Information
The Fund's shareholders are separate accounts of Jackson or Jackson NY and mutual funds owned directly or indirectly by such separate accounts.  Accordingly, the Fund's dividends and other distributions generally are not taxable to you, the contract owner or plan participant, but no further discussion is included about the U.S. federal income tax consequences to you.  You should consult the prospectus of the appropriate separate account or description of the plan for a discussion of the U.S. federal income tax consequences to you of your contract, policy or plan.
Payments to Broker-Dealers and Financial Intermediaries
If you invest in the Fund under a variable insurance contract or a plan that offers a variable insurance contract as a plan option through a broker-dealer or other financial intermediary (such as a financial institution), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary's Website for more information.

Summary Prospectus – April 30, 2018, as amended June 6, 2018

JNL/PPM America Long Short Credit Fund
Class A

Before you invest, you may want to review the Fund's Prospectus, which contains more information about the Fund and its risks.  You can find the Fund's Prospectus and other information about the Fund, including the Statement of Additional Information ("SAI") and most recent reports to shareholders, online at http://hosted.prospectus.com/Jackson/JacksonVariableSeriesTrust. You can also get this information at no cost by calling 1-800-644-4565 (Annuity and Life Service Center), 1-800-599-5651 (NY Annuity and Life Service Center), 1-800-777-7779 (for contracts purchased through a bank or financial institution) or 1-888-464-7779 (for NY contracts purchased through a bank or financial institution), or by sending an email request to ProspectusRequest@jackson.com.  The current Prospectus and SAI, both dated April 30, 2018, are incorporated by reference into (which means they legally are a part of) this Summary Prospectus.

Investment Objective.  The investment objective of the JNL/PPM America Long Short Credit Fund (the "Fund") is to seek to maximize total return through a combination of current income and capital appreciation, consistent with capital preservation.
Expenses.  This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
The expenses do not reflect the expenses of the variable insurance contracts or the separate account through which you indirectly invest in the Fund, whichever may be applicable, and the total expenses would be higher if they were included.
Shareholder Fees
(fees paid directly from your investment)
 Not Applicable
Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Class A
Management Fee	0.60%
Distribution and/or Service (12b-1) Fees	0.30%
Other Expenses[1,2]	0.32%
Acquired Fund Fees and Expenses[3]	0.03%
Total Annual Fund Operating Expenses[4]	1.25%

[1]	"Other Expenses" include an Administrative Fee of 0.15% which is payable to Jackson National Asset Management, LLC ("JNAM" or "Adviser").
[2]
"Other Expenses" are based on amounts incurred during the period ended December 31, 2017. The amount includes the costs associated with the Fund's short sales on equity securities.  When a cash dividend is declared on a security for which the Fund holds a short position, the Fund incurs the obligation to pay an amount equal to that dividend to the lender of the shorted security.  In addition, the Fund incurs borrowing fees related to short sale transactions.  The annualized ratios of dividend expense on short sales and borrowing fees related to short sales to assets for the period were 0.15%. The Fund's actual dividend expense and borrowing fees on securities sold short in future periods may be significantly higher or lower than the amounts above due to, among other factors, the extent of the Fund's short positions, the actual dividends paid with respect to the securities the Fund sells short, and the actual timing of the Fund's short sale transactions, each of which is expected to vary over time.  The annualized ratios of dividend expense on short sales and borrowing fees related to short sales have been restated to reflect current fees.

[3]
Acquired Fund Fees and Expenses are the indirect expenses of investing in other investment companies.  Accordingly, the expense ratio presented in the Financial Highlights section of the prospectus will not correlate to the Total Annual Fund Operating Expenses disclosed above.

[4]	Expense information has been restated to reflect current fees.

Expense Example. This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the variable insurance contracts or the separate account through which you indirectly invest in the Fund, whichever may be applicable, and the total expenses would be higher if they were included. The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return; (2) redemption at the end of each time period and (3) that the Fund operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
JNL/PPM America Long Short Credit Fund Class A
1 year	3 years	5 years	10 years
$127	$397	$686	$1,511

Portfolio Turnover (% of average value of portfolio).  The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs.  These costs, which are not reflected in Annual Fund Operating Expenses or in the Expense Example above, affect the Fund's performance.
Period
1/1/2017 - 12/31/2017	90%

Principal Investment Strategies.  The Fund seeks to maximize total return under a variety of market conditions and economic cycles through a long/short strategy that utilizes sector allocation, security selection, interest rate risk management and various other strategies. Long positions are taken to establish credit exposure to a single issuer, industry or sector where PPM America Inc., the Fund's Sub-Adviser, (the "Sub-Adviser") identifies relative value opportunities.  Short positions are generally established to match long positions in an effort to isolate and capture credit-specific risk opportunities or to take credit risk in securities or sectors with poor credit outlooks or perceived overvaluations.  The Fund may also seek to capture relative price dislocations between or within sectors, ratings and an issuer's capital structure.  The Fund may establish long and short positions in investments in securities or through the use of derivatives.
Under normal circumstances, the Fund invests at least 80% of its assets (net assets plus the amount of any borrowings made for investment purposes) in credit-related instruments, including, but not limited to, U.S. Government and agency securities, foreign government and supranational debt securities, corporate bonds, mortgage-related securities and asset-backed securities, emerging market debt securities, preferred securities, structured products, mezzanine securities, senior secured floating rate and fixed rate loans or debt, and second lien or other subordinated or unsecured floating rate and fixed rate loans or debt, convertible debt securities, and derivatives with similar economic characteristics.  The Fund may invest in securities sold pursuant to Rule 144A of the Securities Act of 1933, as amended.  Rule 144A securities are restricted securities that can be resold to qualified institutional buyers but not to the general public.
The Fund may invest in fixed, variable and floating rate credit related instruments, which may be of any duration or maturity.  The Fund may invest in fixed income securities of U.S. and non-U.S. issuers located in developed and emerging market countries.
The Fund may invest in credit-related instruments (i) rated investment grade or, if unrated, determined by the Sub-Adviser, to be of comparable quality, and (ii) rated below investment grade (sometimes referred to as "high yield" or "junk" securities) or, if unrated, deemed equivalent by the Sub-Adviser.  Below investment grade securities typically offer a higher yield, but generally carry more risks than higher rated securities with similar maturities. As a result, an investment in below investment grade securities is considered speculative.
For purposes of satisfying the 80% requirement, the Fund may also invest without limit in derivative or other synthetic instruments that have economic characteristics similar to the fixed income instruments mentioned above such as treasury futures contracts, credit default swaps, or credit default swap indices subject to applicable law and any other restrictions described in the Fund's prospectus or Statement of Additional Information.
The Fund may use derivatives for hedging or non-hedging purposes.  The Fund intends to use derivatives to earn income and enhance returns, to manage or adjust the risk profile of the Fund, to replace more traditional direct investments, or to obtain exposure to certain markets. The Fund also may use derivatives to establish net short positions for individual markets, currencies and securities or to adjust the Fund's portfolio duration. In addition, the Fund may establish short positions in fixed income securities through the use of derivative instruments to achieve a negative portfolio duration in an effort to take advantage of periods of rising interest rates and provide the potential for appreciation.
The Fund may invest, without limitation, in securities denominated in foreign currencies and in US dollar-denominated securities of foreign issuers, including emerging market issuers.  Based on the Sub-Adviser's assessment of the Fund's foreign currency exposure, the Sub-Adviser may (but is not required to) hedge a portion of the Fund's exposure relative to the US dollar through the use of currency futures and forwards and other derivatives.
The Fund may invest in equity instruments, including common stocks, depositary receipts, rights, warrants and other instruments whose price is linked to the value of common stocks. The Fund may hold long or short positions in equity instruments, and may invest in equity instruments of issuers of any market capitalization.
The Fund may engage in short sales for hedging purposes or to enhance total return.
The Fund may engage in active and frequent trading of portfolio securities to achieve its primary investment strategies.
The Fund also has the ability to invest in money market funds.
Principal Risks of Investing in the Fund.  An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund's shares will change, and you could lose money by investing in the Fund. The principal risks associated with investing in the Fund include:
•
Asset-based securities risk – Asset-based securities are typically fixed-income securities whose value is related to the market price of certain commodities, interests, and other items, such as precious metals, as well as other assets, such as credit card receivables.  Although the market price of these securities is expected to follow the market price of the related assets, there may not be perfect correlation.  There are special risks associated with certain types of assets that will also affect the value of asset-based securities related to those assets.  For an example of such special risks, please refer to "Precious metals related securities risk."

•
Call risk – Call risk is the risk that, during a period of falling interest rates, the issuer may redeem a security by repaying it early, which may reduce the Fund's income if the proceeds are reinvested at lower interest rates.

•
Corporate loan, sovereign entity loan, and bank loan risk – Commercial banks, sovereign entities, and other financial institutions or institutional investors make corporate loans to companies or sovereign entities that need capital to grow, restructure, or for infrastructure projects. These instruments are commonly referred to as "loans" or "bank loans." Borrowers generally pay interest on corporate loans at "floating" rates that change in response to changes in market interest rates such as the London Interbank Offered Rate ("LIBOR") or the prime rates of U.S. banks. As a result, the value of such loan investments is generally less exposed to the adverse effects of interest rate fluctuations than investments that pay a fixed rate of interest.  However, the market for certain loans may not be sufficiently liquid, and the Fund may have difficulty selling them. It may take longer than seven days for transactions in loans to settle. Certain loans may be classified as "illiquid" securities.  Additionally, because a loan may not be considered a security, the Fund may not be afforded the same legal protections afforded securities under federal securities laws. Thus, the Fund generally must rely on contractual provisions in the loan agreement and common-law fraud protections under applicable state law.

•
Counterparty risk – Transactions involving a counterparty are subject to the credit risk of the counterparty. A Fund that enters into contracts with counterparties, such as repurchase or reverse repurchase agreements or over-the-counter ("OTC") derivatives contracts, or that lends its securities, runs the risk that the counterparty will be unable or unwilling to make timely settlement payments or otherwise honor its obligations. If a counterparty fails to meet its contractual obligations, files for bankruptcy, or otherwise experiences a business interruption, the Fund could suffer losses, including monetary losses, miss investment opportunities or be forced to hold investments it would prefer to sell. Counterparty risk is heightened during unusually adverse market conditions.

•
Credit risk – The price of a debt instrument can decline in response to changes in the financial condition of the issuer, borrower, guarantor, counterparty, or other entity responsible for payment. The Fund could lose money if the issuer or guarantor of a fixed-income security, or the counterparty to a derivatives contract, repurchase agreement or a loan of portfolio securities, is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations.

•
Debt securities ratings risk – The use of credit ratings in evaluating debt securities can involve certain risks, including the risk that the credit rating may not reflect the issuer's current financial condition or events since the security was last rated by a rating agency. Credit ratings may be influenced by conflicts of interest or based on historical data that no longer apply or are accurate.

•
Derivatives risk – Investments in derivatives, which are financial instruments whose value depends on, or is derived from, the value of underlying assets, reference rates, or indices, can be highly volatile and may be subject to transaction costs and certain risks, such as unanticipated changes in securities prices and global currency investment.  Derivatives also are subject to leverage risk, liquidity risk, interest rate risk, market risk, counterparty risk, and credit risk.  They also involve the risk of mispricing or improper valuation and the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, interest rate or index. Gains or losses from derivatives can be substantially greater than the derivatives' original cost.  Certain derivatives transactions may subject the Fund to counterparty risk.

•
Equity securities risk – Common and preferred stocks represent equity ownership in a company.  Stock markets are volatile, and equity securities generally have greater price volatility than fixed-income securities.  The price of equity or equity-related securities will fluctuate and can decline and reduce the value of a portfolio investing in equity or equity-related securities.  The value of equity or equity-related securities purchased by the Fund could decline if the financial condition of the companies the Fund invests in decline or if overall market and economic conditions deteriorate.  They may also decline due to factors that affect a particular industry or industries, such as labor shortages or an increase in production costs and competitive conditions within an industry.  In addition, they may decline due to general market conditions that are not specifically related to a company or industry, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or generally adverse investor sentiment.

•
Foreign regulatory risk – The Adviser is an indirect wholly owned subsidiary of Prudential plc, a publicly traded company incorporated in the United Kingdom and is not affiliated in any manner with Prudential Financial Inc., a company whose principal place of business is in the United States of America.  Through its ownership structure, the Adviser has a number of global financial industry affiliates.  As a result of this structure, and the asset management and financial industry business activities of the Adviser and its affiliates, the Adviser and the Fund may be prohibited or limited in effecting transactions in certain securities.  Additionally, the Adviser and the Fund may encounter trading limitations or restrictions because of aggregation issues or other foreign regulatory requirements.  Foreign regulators or foreign laws may impose position limits on securities held by the Fund, and the Fund may be limited as to which securities it may purchase or sell, as well as the timing of such purchases or sales.  These foreign regulatory limits may increase the Fund's expenses and may limit the Fund's performance.

•
Foreign securities risk – Investments in, or exposure to, foreign securities involve risks not typically associated with U.S. investments. These risks include, among others, adverse fluctuations in foreign currency values, possible imposition of foreign withholding or other taxes on income payable on the securities, as well as adverse political, social and economic developments, such as political upheaval, acts of terrorism, financial troubles, or natural disasters. Many foreign securities markets, especially those in emerging market countries, are less stable, smaller, less liquid, and less regulated than U.S. securities markets, and the costs of trading in those markets is often higher than in U.S. securities markets. There may also be less publicly available information about issuers of foreign securities compared to issuers of U.S. securities. In addition, the economies of certain foreign markets may not compare favorably with the economy of the United States with respect to issues such as growth of gross national product, reinvestment of capital, resources and balance of payments position.

•
High-yield bonds, lower-rated bonds, and unrated securities risk – High-yield bonds, lower-rated bonds, and unrated securities are broadly referred to as "junk bonds," and are considered below "investment-grade" by national ratings agencies.  Junk bonds are subject to the increased risk of an issuer's inability to meet principal and interest payment obligations. As a result, an investment in junk bonds is considered speculative. High-yield bonds may be subject to liquidity risk, and the Fund may not be able to sell a high-yield bond at the price at which it is currently valued.

•
Income risk – The Fund is subject to the risk that the income generated from the Fund's investments may decline in the event of falling interest rates.  Income risk may be high if the Fund's income is predominantly based on short-term interest rates, which can fluctuate significantly over short periods.  The Fund's distributions to shareholders may decline when interest rates fall.

•
Interest rate risk – When interest rates increase, fixed-income securities generally will decline in value.  Long-term fixed income securities normally have more price volatility than short-term fixed income securities. The value of certain equity investments, such as utilities and real estate-related securities, may also be sensitive to interest rate changes.

•
Investment in money market funds risk – Although a money market fund is designed to be a relatively low risk investment, it is not free of risk. An investment in a money market fund is not insured or guaranteed by a Federal Deposit Insurance Corporation or any other government agency. Although such funds seek to maintain a net asset value of $1.00 per share, it is possible to lose money by investing in a money market fund.

•
Issuer risk – The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the market as a whole.  A security's value may decline for reasons that directly relate to the issuer, such as management performance, corporate governance, financial leverage and reduced demand for the issuer's goods or services.

•
Leverage risk – Certain transactions, such as reverse repurchase agreements, futures, forwards, swaps, or other derivative instruments, include the use of leverage and may cause the Fund to liquidate portfolio positions at disadvantageous times to satisfy its obligations or to meet asset segregation requirements.  The effect of using leverage is to amplify the Fund's gains and losses in comparison to the amount of the Fund's assets (that is, assets other than borrowed assets) at risk, which may cause the Fund's portfolio to be more volatile. If the Fund uses leverage, the Fund has the risk of capital losses that exceed the net assets of the Fund.

•
Liquidity risk – Investments in securities that are difficult to purchase or sell (illiquid or thinly-traded securities) may reduce returns if the Fund is unable to sell the securities at an advantageous time or price or achieve its desired level of exposure to a certain sector.  Liquidity risk arises, for example, from small average trading volumes, trading restrictions, or temporary suspensions of trading. To meet redemption requests, the Fund may be forced to sell securities at an unfavorable time and/or under unfavorable conditions.

•
Managed portfolio risk – As an actively managed portfolio, the value of the Fund's investments could decline because the financial condition of an issuer may change (due to such factors as management performance, reduced demand or overall market changes), financial markets may fluctuate or overall prices may decline, or the Fund's Sub-Adviser's investment techniques could fail to achieve the Fund's investment objective or negatively affect the Fund's investment performance.

•
Market risk – Portfolio securities may decline in value due to factors affecting securities markets generally, such as real or perceived adverse economic, political, or regulatory conditions, inflation, changes in interest or currency rates or adverse investor sentiment, among others. Adverse market conditions may be prolonged and may not have the same impact on all types of securities.  The values of securities may fall due to factors affecting a particular issuer, industry or the securities market as a whole.

•
Mortgage-related and other asset-backed securities risk – Rising interest rates tend to extend the duration of mortgage-related and other asset-backed securities, making them more sensitive to changes in interest rates and exhibit increased volatility.  When interest rates decline, borrowers may pay off their mortgages or other loans sooner than expected, which can reduce the returns.

•
Portfolio turnover risk – Active trading, including investments made on a shorter-term basis or in derivative instruments or in instruments with a maturity of one year or less at the time of acquisition, may increase transaction costs, which may reduce performance.

•
Prepayment risk – During periods of falling interest rates, a debt security with a high interest rate may be prepaid before its expected maturity date. The Fund may have to reinvest the proceeds in an investment that may have lower yields than the yield on the prepaid debt security. In addition, prepayment rates are difficult to predict and the potential impact of prepayment on the price of a debt instrument depends on the terms of the instrument.

•
Rule 144A securities risk – Rule 144A securities are securities offered as exempt from registration with the SEC, but are typically treated as liquid securities because there is a market for such securities.  Rule 144A securities may have an active trading market, but carry the risk that the active trading market may not continue. To the extent that institutional buyers become, for a time, uninterested in purchasing Rule 144A securities, investing in such securities could increase the Fund's level of illiquidity.

•
Senior loans risk – The senior loans in which the Fund invests are usually rated below investment grade.  The amount of public information with respect to loans may be less extensive than that available for registered or exchange listed securities. An economic downturn generally leads to a higher non-payment rate, and a senior loan may lose significant value before a default occurs.  A secured senior loan may not be adequately collateralized. Moreover, any specific collateral used to secure a senior loan may decline in value or become illiquid, which would adversely affect the senior loan's value.

•
Settlement risk – Settlement risk is the risk that a settlement in a transfer system does not take place as expected.  Loan transactions often settle on a delayed basis compared with securities and the Fund may not receive proceeds from the sale of a loan for a substantial period after the sale, potentially impacting the ability of the Fund to make additional investments or meet redemption obligations.  In order to meet short-term liquidity needs, the Fund may draw on its cash or other short-term positions, maintain short-term or other liquid assets sufficient to meet reasonably anticipated redemptions, or maintain a credit facility.

•
Short sales risk – A short sale may be effected by selling a security that the Fund does not own. If the price of the security sold short increases, the Fund would incur a loss; conversely, if the price declines, the Fund will realize a gain. The Fund may take a short position in securities or in a derivative instrument, such as a future, forward or swap. Short sales involve greater reliance on the investment manager's ability to accurately anticipate the future value of an instrument, potentially higher transaction and other costs (that will reduce potential Fund gains and increase potential Fund losses), and imperfect correlation between the actual and desired level of exposure.  Because the Fund's potential loss on a short position arises from increases in the value of the asset sold short, the extent of such loss, like the price of the asset sold short, is theoretically unlimited.  By investing the proceeds received from selling securities short, the Fund could be deemed to be employing a form of leverage, which creates special risks.  The Fund's long positions could decline in value at the same time that the value of the short positions increase, thereby increasing the Fund's overall potential for loss to a greater extent than would occur without the use of leverage. Short positions typically involve increased liquidity risk and transaction costs, and the risk that the third party to the short sale may fail to honor its contract terms.

•
U.S. Government securities risk – Obligations issued by agencies and instrumentalities of the U.S. Government vary in the level of support they receive from the U.S. Government.  They may be: (i) supported by the full faith and credit of the U.S. Treasury; (ii) supported by the right of the issuer to borrow from the U.S. Treasury; (iii) supported by the discretionary authority of the U.S. Government to purchase the issuer's obligations; or (iv) supported only by the credit of the issuer.  The maximum potential liability of the issuers of some U.S. Government securities may greatly exceed their current resources, or their legal right to receive support from the U.S. Treasury.

Performance.  The performance information shown provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns compared with those of a broad-based securities market index which has investment characteristics similar to those of the Fund. Performance results include the effect of expense waiver/reduction arrangements for some or all of the periods shown. If such arrangements had not been in place, performance for those periods would have been lower.  The Fund's past performance is not necessarily an indication of how the Fund will perform in the future.
The returns shown in the bar chart and table do not include charges that will be imposed by variable insurance products.  If these amounts were reflected, returns would be less than those shown.
Annual Total Returns as of December 31
Class A
Best Quarter (ended 9/30/2016): 3.98%; Worst Quarter (ended 9/30/2015): -4.37%
Average Annual Total Returns as of 12/31/2017
	1 year	Life of Fund (April 29, 2013)
JNL/PPM America Long Short Credit Fund (Class A)	3.78%	2.31%
ICE Bank of America Merrill Lynch U.S. 3-Month Treasury Bill Index (reflects no deduction for fees, expenses, or taxes)	0.86%	0.28%

Portfolio Management.
Investment Adviser to the Fund:
 Jackson National Asset Management, LLC
Sub-Adviser:
 PPM America, Inc. ("PPM")
Portfolio Managers:
Name:	Joined Fund Management Team In:	Title:
Anthony Balestrieri	April 2013	Executive Vice President, Chief Investment Officer-Total Return and Portfolio Manager, PPM
Michael T. Kennedy, CFA	April 2013	Senior Managing Director and Portfolio Manager, PPM
Adam Spielman	June 2018	Senior Managing Director and Portfolio Manager, PPM
Scott Richards, CFA	April 2018	Senior Managing Director and Portfolio Manager, PPM
Mark Redfearn, CFA	April 2018	Senior Managing Director and Portfolio Manager, PPM

Purchase and Redemption of Fund Shares
Only separate accounts of Jackson National Life Insurance Company ("Jackson") or Jackson National Life Insurance Company of New York ("Jackson NY") and series, including fund of funds, of registered investment companies in which either or both of those insurance companies invest may purchase shares of the Fund. You may invest indirectly in the Fund through your purchase of a variable annuity or life insurance contract issued by a separate account of Jackson or Jackson NY that invests directly, or through a fund of funds, in this Fund.  Any minimum initial or subsequent investment requirements and redemption procedures are governed by the applicable separate account through which you invest indirectly.
This Fund serves as an underlying investment by insurance companies, affiliated investment companies, and retirement plans for funding variable annuity and life insurance contracts and retirement plans.
Tax Information
The Fund's shareholders are separate accounts of Jackson or Jackson NY and mutual funds owned directly or indirectly by such separate accounts.  Accordingly, the Fund's dividends and other distributions generally are not taxable to you, the contract owner or plan participant, but no further discussion is included about the U.S. federal income tax consequences to you.  You should consult the prospectus of the appropriate separate account or description of the plan for a discussion of the U.S. federal income tax consequences to you of your contract, policy or plan.
Payments to Broker-Dealers and Financial Intermediaries
If you invest in the Fund under a variable insurance contract or a plan that offers a variable insurance contract as a plan option through a broker-dealer or other financial intermediary (such as a financial institution), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary's Website for more information.

Summary Prospectus – April 30, 2018

JNL/The London Company Focused U.S. Equity Fund
Class A

Before you invest, you may want to review the Fund's Prospectus, which contains more information about the Fund and its risks.  You can find the Fund's Prospectus and other information about the Fund, including the Statement of Additional Information ("SAI") and most recent reports to shareholders, online at http://hosted.prospectus.com/Jackson/JacksonVariableSeriesTrust. You can also get this information at no cost by calling 1-800-644-4565 (Annuity and Life Service Center), 1-800-599-5651 (NY Annuity and Life Service Center), 1-800-777-7779 (for contracts purchased through a bank or financial institution) or 1-888-464-7779 (for NY contracts purchased through a bank or financial institution), or by sending an email request to ProspectusRequest@jackson.com.  The current Prospectus and SAI, both dated April 30, 2018, are incorporated by reference into (which means they legally are a part of) this Summary Prospectus.

Investment Objective.  The investment objective of the JNL/The London Company Focused U.S. Equity Fund (the "Fund") is to seek long-term capital appreciation by investing primarily in common stock of companies located in the United States.
Expenses.  This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
The expenses do not reflect the expenses of the variable insurance contracts or the separate account through which you indirectly invest in the Fund, whichever may be applicable, and the total expenses would be higher if they were included.
Shareholder Fees
(fees paid directly from your investment)
 Not Applicable
Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Class A
Management Fee	0.58%
Distribution and/or Service (12b-1) Fees	0.30%
Other Expenses[1]	0.16%
Acquired Fund Fees and Expenses[2]	0.01%
Total Annual Fund Operating Expenses[3]	1.05%

[1]	"Other Expenses" include an Administrative Fee of 0.15% which is payable to Jackson National Asset Management, LLC ("JNAM" or "Adviser").
[2]
Acquired Fund Fees and Expenses are the indirect expenses of investing in other investment companies.  Accordingly, the expense ratio presented in the Financial Highlights section of the prospectus will not correlate to the Total Annual Fund Operating Expenses disclosed above.

[3]	Expense information has been restated to reflect current fees.

Expense Example. This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the variable insurance contracts or the separate account through which you indirectly invest in the Fund, whichever may be applicable, and the total expenses would be higher if they were included. The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return; (2) redemption at the end of each time period and (3) that the Fund operating expenses remain the same. The example also assumes that the contractual expense limitation agreement is not renewed.  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
JNL/The London Company Focused U.S. Equity Fund Class A
1 year	3 years	5 years	10 years
$107	$334	$579	$1,283

Portfolio Turnover (% of average value of portfolio).  The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs.  These costs, which are not reflected in Annual Fund Operating Expenses or in the Expense Example above, affect the Fund's performance.
Period
1/1/2017 - 12/31/2017	23%

Principal Investment Strategies. The Fund seeks to achieve its investment objective by investing, under normal circumstances, at least 80% of its assets (net assets plus the amount of any borrowings made for investment purposes) in common stocks of U.S. listed companies.  The Fund may invest in companies of any market capitalization and will typically hold a limited number of names in the portfolio.  The Fund's sub-adviser, The London Company of Virginia, LLC (the "Sub-Adviser"), invests for the long-term and attempts to minimize turnover in an effort to reduce transaction costs and taxes.
The Sub-Adviser emphasizes investments in profitable, financially stable, core companies that it believes are run by shareholder-oriented management and trade at valuations the Sub-Adviser believes are reasonable.  The Sub-Adviser seeks companies with high return on capital, consistent free cash flow generation, predictability and stability.
The Sub-Adviser utilizes a bottom-up approach in the security selection process by screening its investable universe against an internally developed quantitative model, scoring companies along several dimensions, including return on capital, earnings to enterprise value ratio, and free cash flow yield. The Sub-Adviser seeks companies that are trading at 30-40% discount to what the Sub-Adviser defines as intrinsic value and looks at a company's corporate governance structure and management incentives to try to ascertain whether management's interests are aligned with shareholders' interests. The Sub-Adviser seeks to identify the sources of a company's competitive advantages, as well as management's ability to increase shareholder value.  Securities are ultimately added to the Fund's portfolio when the Sub-Adviser determines that the risk/reward profile of the security has made it sufficiently attractive to warrant purchase.
The Sub-Adviser generally sells a security when the Sub-Adviser believes it has become overvalued and has reached the Sub-Adviser's price target, when the security's fundamentals deteriorate, to adjust overall portfolio risk, when there is significant trading activity by insiders, or when there is a more promising alternative.
The Fund may invest in securities issued by companies in the financial services sector.
The Fund is "non-diversified" under the Investment Company Act of 1940, as amended (the "1940 Act"), and may invest more of its assets in fewer issuers than "diversified" mutual funds.
Principal Risks of Investing in the Fund.  An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund's shares will change, and you could lose money by investing in the Fund. The principal risks associated with investing in the Fund include:
•
Accounting risk – The Fund bases investment selections, in part, on information drawn from the financial statements of issuers. Financial statements may not be accurate, may reflect differing approaches with respect to auditing and reporting standards and may affect the ability of the Fund's investment manager to identify appropriate investment opportunities.

•
Company risk – Investments in U.S. and/or foreign-traded equity securities may fluctuate more than the values of other types of securities in response to changes in a particular company's financial condition.

•
Concentration risk – The Fund may concentrate its investments in certain securities.  To the extent that the Fund focuses on particular countries, regions, industries, sectors, issuers, types of investment or limited number of securities from time to time, the Fund may be subject to greater risks of adverse economic, business or political developments in the area of focus than a fund that invests in a wider variety of countries, regions, industries, sectors or investments.

•
Equity securities risk – Common and preferred stocks represent equity ownership in a company.  Stock markets are volatile, and equity securities generally have greater price volatility than fixed-income securities.  The price of equity or equity-related securities will fluctuate and can decline and reduce the value of a portfolio investing in equity or equity-related securities.  The value of equity or equity-related securities purchased by the Fund could decline if the financial condition of the companies the Fund invests in decline or if overall market and economic conditions deteriorate.  They may also decline due to factors that affect a particular industry or industries, such as labor shortages or an increase in production costs and competitive conditions within an industry.  In addition, they may decline due to general market conditions that are not specifically related to a company or industry, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or generally adverse investor sentiment.

•
Financial services risk – An investment in issuers in the financial services sector may be adversely affected by, among other things: (i) changes in the regulatory framework or interest rates that may negatively affect financial service businesses; (ii) exposure of a financial institution to a non-diversified or concentrated loan portfolio; (iii) exposure to financial leverage and/or investments or agreements which, under certain circumstances, may lead to losses (e.g., sub-prime loans); and (iv) the risk that a market shock or other unexpected market, economic, political, regulatory, or other event might lead to a sudden decline in the values of most or all companies in the financial services sector.

•
Foreign regulatory risk – The Adviser is an indirect wholly owned subsidiary of Prudential plc, a publicly traded company incorporated in the United Kingdom and is not affiliated in any manner with Prudential Financial Inc., a company whose principal place of business is in the United States of America.  Through its ownership structure, the Adviser has a number of global financial industry affiliates.  As a result of this structure, and the asset management and financial industry business activities of the Adviser and its affiliates, the Adviser and the Fund may be prohibited or limited in effecting transactions in certain securities.  Additionally, the Adviser and the Fund may encounter trading limitations or restrictions because of aggregation issues or other foreign regulatory requirements.  Foreign regulators or foreign laws may impose position limits on securities held by the Fund, and the Fund may be limited as to which securities it may purchase or sell, as well as the timing of such purchases or sales.  These foreign regulatory limits may increase the Fund's expenses and may limit the Fund's performance.

•
Investment strategy risk – The investment manager uses the principal investment strategies and other investment strategies to seek to achieve the Fund's investment objective. Investment decisions made by the investment manager in accordance with these investment strategies may not produce the returns the investment manager expected, and may cause the Fund's shares to decline in value or may cause the Fund to underperform other funds with similar investment objectives.

•
Investment style risk – The returns from a certain investment style may be lower than the returns from the overall stock market. Value stocks may not increase price if other investors fail to recognize the company's value or the factors that are expected to increase the price of a security do not occur.  Over market cycles, different investment styles may sometimes outperform other investment styles (for example, growth investing may outperform value investing).

•
Managed portfolio risk – As an actively managed portfolio, the value of the Fund's investments could decline because the financial condition of an issuer may change (due to such factors as management performance, reduced demand or overall market changes), financial markets may fluctuate or overall prices may decline, or the Fund's Sub-Adviser's investment techniques could fail to achieve the Fund's investment objective or negatively affect the Fund's investment performance.

•
Market risk – Portfolio securities may decline in value due to factors affecting securities markets generally, such as real or perceived adverse economic, political, or regulatory conditions, inflation, changes in interest or currency rates or adverse investor sentiment, among others. Adverse market conditions may be prolonged and may not have the same impact on all types of securities.  The values of securities may fall due to factors affecting a particular issuer, industry or the securities market as a whole.

•
Non-diversification risk – The Fund is non-diversified, as defined by the 1940 Act, and as such may invest in the securities of a limited number of issuers and may invest a greater percentage of its assets in a particular issuer.  Therefore, a decline in the market price of a particular security held by the Fund may affect the Fund's performance more than if the Fund were a diversified investment company.

•
Stock risk – Stock markets may experience significant short-term volatility and may fall sharply at times. Different stock markets may behave differently from each other and U.S. stock markets may move in the opposite direction from one or more foreign stock markets.  The prices of individual stocks generally do not all move in the same direction at the same time and a variety of factors can affect the price of a particular company's stock.

Performance.  The performance information shown provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns compared with those of a broad-based securities market index which has investment characteristics similar to those of the Fund.  The Fund's past performance is not necessarily an indication of how the Fund will perform in the future.
The returns shown in the bar chart and table do not include charges that will be imposed by variable insurance products.  If these amounts were reflected, returns would be less than those shown.
Annual Total Returns as of December 31
Class A
Best Quarter (ended 12/31/2016): 7.93%; Worst Quarter (ended 9/30/2015): -9.08%
Average Annual Total Returns as of 12/31/2017
	1 year	Life of Fund (September 16, 2013)
JNL/The London Company Focused U.S. Equity Fund (Class A)	17.30%	10.45%
S&P Composite 1500 Index (reflects no deduction for fees, expenses, or taxes)	21.13%	13.38%

Portfolio Management.
Investment Adviser to the Fund:
 Jackson National Asset Management, LLC
Sub-Adviser:
 The London Company of Virginia, LLC ("The London Company")
Portfolio Manager:
Name:	Joined Fund Management Team In:	Title:
Stephen M. Goddard, CFA	September 2013	Founder, Managing Principal, Chief Investment Officer, Lead Portfolio Manager, The London Company

Purchase and Redemption of Fund Shares
Only separate accounts of Jackson National Life Insurance Company ("Jackson") or Jackson National Life Insurance Company of New York ("Jackson NY") and series, including fund of funds, of registered investment companies in which either or both of those insurance companies invest may purchase shares of the Fund. You may invest indirectly in the Fund through your purchase of a variable annuity or life insurance contract issued by a separate account of Jackson or Jackson NY that invests directly, or through a fund of funds, in this Fund.  Any minimum initial or subsequent investment requirements and redemption procedures are governed by the applicable separate account through which you invest indirectly.
This Fund serves as an underlying investment by insurance companies, affiliated investment companies, and retirement plans for funding variable annuity and life insurance contracts and retirement plans.
Tax Information
The Fund's shareholders are separate accounts of Jackson or Jackson NY and mutual funds owned directly or indirectly by such separate accounts.  Accordingly, the Fund's dividends and other distributions generally are not taxable to you, the contract owner or plan participant, but no further discussion is included about the U.S. federal income tax consequences to you.  You should consult the prospectus of the appropriate separate account or description of the plan for a discussion of the U.S. federal income tax consequences to you of your contract, policy or plan.
Payments to Broker-Dealers and Financial Intermediaries
If you invest in the Fund under a variable insurance contract or a plan that offers a variable insurance contract as a plan option through a broker-dealer or other financial intermediary (such as a financial institution), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary's Website for more information.

Summary Prospectus – April 30, 2018

JNL/WCM Focused International Equity Fund
Class A

Before you invest, you may want to review the Fund's Prospectus, which contains more information about the Fund and its risks.  You can find the Fund's Prospectus and other information about the Fund, including the Statement of Additional Information ("SAI") and most recent reports to shareholders, online at http://hosted.prospectus.com/Jackson/JacksonVariableSeriesTrust. You can also get this information at no cost by calling 1-800-644-4565 (Annuity and Life Service Center), 1-800-599-5651 (NY Annuity and Life Service Center), 1-800-777-7779 (for contracts purchased through a bank or financial institution) or 1-888-464-7779 (for NY contracts purchased through a bank or financial institution), or by sending an email request to ProspectusRequest@jackson.com.  The current Prospectus and SAI, both dated April 30, 2018, are incorporated by reference into (which means they legally are a part of) this Summary Prospectus.

Investment Objective.  The investment objective of the JNL/WCM Focused International Equity Fund (the "Fund") is to seek long-term capital appreciation by investing primarily in companies located outside of the United States.
Expenses.  This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
The expenses do not reflect the expenses of the variable insurance contracts or the separate account through which you indirectly invest in the Fund, whichever may be applicable, and the total expenses would be higher if they were included.
Shareholder Fees
(fees paid directly from your investment)
 Not Applicable
Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Class A
Management Fee	0.67%
Distribution and/or Service (12b-1) Fees	0.30%
Other Expenses[1]	0.15%
Acquired Fund Fees and Expenses[2]	0.01%
Total Annual Fund Operating Expenses[3]	1.13%

[1]	"Other Expenses" include an Administrative Fee of 0.15% which is payable to Jackson National Asset Management, LLC ("JNAM" or "Adviser").
[2]
Acquired Fund Fees and Expenses are the indirect expenses of investing in other investment companies.  Accordingly, the expense ratio presented in the Financial Highlights section of the prospectus will not correlate to the Total Annual Fund Operating Expenses disclosed above.

[3]	Expense information has been restated to reflect current fees.

Expense Example. This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the variable insurance contracts or the separate account through which you indirectly invest in the Fund, whichever may be applicable, and the total expenses would be higher if they were included. The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return; (2) redemption at the end of each time period and (3) that the Fund operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
JNL/WCM Focused International Equity Fund Class A
1 year	3 years	5 years	10 years
$115	$359	$622	$1,375

Portfolio Turnover (% of average value of portfolio).  The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs.  These costs, which are not reflected in Annual Fund Operating Expenses or in the Expense Example above, affect the Fund's performance.
Period
1/1/2017 - 12/31/2017	29%

Principal Investment Strategies.  The Fund seeks to achieve its investment objective by investing, under normal circumstances, at least 80% of its assets (net assets plus the amount of any borrowings made for investment purposes) in equity securities.
The Fund's investments in equity securities may include common stocks, preferred stocks and warrants. The Fund invests primarily in equity securities or depositary receipts of non-U.S. domiciled companies located in developed countries, but may also invest in emerging markets and less developed countries.
The Fund's investments in depositary receipts may include American Depositary Receipts ("ADRs"). ADRs are receipts that represent interests in foreign securities held on deposit by U.S. banks.
WCM Investment Management, the Fund's sub-adviser (the "Sub-Adviser"), uses a bottom-up approach that seeks to identify companies with attractive fundamentals, such as long-term growth in revenue and earnings, and that show a high probability for superior future growth. The Sub-Adviser's investment process focuses on seeking industry leading companies that the Sub-Adviser believes possess growing competitive advantages; corporate cultures emphasizing strong, quality and experienced management; low or no debt; and attractive relative valuations. The Sub-Adviser also considers other factors in selecting securities, including political risk, monetary policy risk, and regulatory risk.
Although the Fund may invest in companies in any capitalization range, it will generally invest in large, established multinational companies. The Fund generally will invest in securities of companies located in different regions and in at least three different countries. From time to time, the Fund may have a significant portion of its assets invested in the securities of companies in one or a few countries or regions.
The Sub-Adviser will generally reduce position size in the portfolio based on individual holding size, industry/sector weight, as well as other relevant factors.  When performing a fundamental analysis, the Sub-Adviser views valuation as the most significant factor in managing position size.  The key factors that the Sub-Adviser considers when determining whether to sell out of a position completely are its evaluation(s) of whether a company's competitive advantage is deteriorating or no longer expanding; there are more attractive names in an essentially similar industry; a company's leadership is not performing as expected; a company's culture is challenged; it deems valuation to be excessive; and/or there is material geopolitical or currency risk.
Principal Risks of Investing in the Fund.  An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund's shares will change, and you could lose money by investing in the Fund. The principal risks associated with investing in the Fund include:
•
Concentration risk – The Fund may concentrate its investments in certain securities.  To the extent that the Fund focuses on particular countries, regions, industries, sectors, issuers, types of investment or limited number of securities from time to time, the Fund may be subject to greater risks of adverse economic, business or political developments in the area of focus than a fund that invests in a wider variety of countries, regions, industries, sectors or investments.

•
Currency risk – Investments in foreign currencies, securities that trade in or receive revenues in foreign currencies, or derivatives that provide exposure to foreign currencies are subject to the risk that those currencies may decline in value or, in the case of hedging positions, that the currency may decline in value relative to the currency being hedged. Currency exchange rates can be volatile and may be affected by a number of factors, such as the general economics of a country, the actions (or inaction) of U.S. and foreign governments or central banks, the imposition of currency controls, and speculation. A decline in the value of a foreign currency versus the U.S. dollar reduces the value in U.S. dollars of investments denominated in that foreign currency.

•
Depositary receipts risk – Depositary receipts, such as ADRs, GDRs and EDRs, may be issued in sponsored or un-sponsored programs.  In a sponsored program, a security issuer has made arrangements to have its securities traded in the form of depositary receipts.  In an un-sponsored program, the issuer may not be directly involved in the creation of the program.  Depositary receipts involve many of the same risks as direct investments in foreign securities.  These risks include: fluctuations in currency exchange rates, which are affected by international balances of payments and other economic and financial conditions; government intervention; and speculation.  With respect to certain foreign countries, there is the possibility of expropriation or nationalization of assets, confiscatory taxation, political and social upheaval, and economic instability.  Investments in depositary receipts that are traded over the counter may also subject a Fund to liquidity risk.

•
Emerging markets and less developed countries risk – Emerging market and less developed countries generally are located in Asia, the Middle East, Eastern Europe, Central and South America and Africa.  Investments in, or exposure to, securities that are tied economically to emerging market and less developed countries are subject to all of the risks of investments in, or exposure to, foreign securities, generally to a greater extent than in developed markets, among other risks.  Investments in securities that are tied economically to emerging markets involve greater risk from economic and political systems that typically are less developed, and likely to be less stable, than those in more advanced countries.  The Fund also will be subject to the risk of adverse foreign currency rate fluctuations.  Emerging market and less developed countries may also have economies that are predominantly based on only a few industries or dependent on revenues from particular commodities. The risks of nationalization, expropriation or other confiscation of assets of non-U.S. issuers is also greater in emerging and less developed countries. As a result of these risks, investments in securities tied economically to emerging markets tend to be more volatile than investments in securities of developed countries.

•
Equity securities risk – Common and preferred stocks represent equity ownership in a company.  Stock markets are volatile, and equity securities generally have greater price volatility than fixed-income securities.  The price of equity or equity-related securities will fluctuate and can decline and reduce the value of a portfolio investing in equity or equity-related securities.  The value of equity or equity-related securities purchased by the Fund could decline if the financial condition of the companies the Fund invests in decline or if overall market and economic conditions deteriorate.  They may also decline due to factors that affect a particular industry or industries, such as labor shortages or an increase in production costs and competitive conditions within an industry.  In addition, they may decline due to general market conditions that are not specifically related to a company or industry, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or generally adverse investor sentiment.

•
Foreign regulatory risk – The Adviser is an indirect wholly owned subsidiary of Prudential plc, a publicly traded company incorporated in the United Kingdom and is not affiliated in any manner with Prudential Financial Inc., a company whose principal place of business is in the United States of America.  Through its ownership structure, the Adviser has a number of global financial industry affiliates.  As a result of this structure, and the asset management and financial industry business activities of the Adviser and its affiliates, the Adviser and the Fund may be prohibited or limited in effecting transactions in certain securities.  Additionally, the Adviser and the Fund may encounter trading limitations or restrictions because of aggregation issues or other foreign regulatory requirements.  Foreign regulators or foreign laws may impose position limits on securities held by the Fund, and the Fund may be limited as to which securities it may purchase or sell, as well as the timing of such purchases or sales.  These foreign regulatory limits may increase the Fund's expenses and may limit the Fund's performance.

•
Foreign securities risk – Investments in, or exposure to, foreign securities involve risks not typically associated with U.S. investments. These risks include, among others, adverse fluctuations in foreign currency values, possible imposition of foreign withholding or other taxes on income payable on the securities, as well as adverse political, social and economic developments, such as political upheaval, acts of terrorism, financial troubles, or natural disasters. Many foreign securities markets, especially those in emerging market countries, are less stable, smaller, less liquid, and less regulated than U.S. securities markets, and the costs of trading in those markets is often higher than in U.S. securities markets. There may also be less publicly available information about issuers of foreign securities compared to issuers of U.S. securities. In addition, the economies of certain foreign markets may not compare favorably with the economy of the United States with respect to issues such as growth of gross national product, reinvestment of capital, resources and balance of payments position.

•
Issuer risk – The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the market as a whole.  A security's value may decline for reasons that directly relate to the issuer, such as management performance, corporate governance, financial leverage and reduced demand for the issuer's goods or services.

•
Managed portfolio risk – As an actively managed portfolio, the value of the Fund's investments could decline because the financial condition of an issuer may change (due to such factors as management performance, reduced demand or overall market changes), financial markets may fluctuate or overall prices may decline, or the Fund's Sub-Adviser's investment techniques could fail to achieve the Fund's investment objective or negatively affect the Fund's investment performance.

•
Market risk – Portfolio securities may decline in value due to factors affecting securities markets generally, such as real or perceived adverse economic, political, or regulatory conditions, inflation, changes in interest or currency rates or adverse investor sentiment, among others. Adverse market conditions may be prolonged and may not have the same impact on all types of securities.  The values of securities may fall due to factors affecting a particular issuer, industry or the securities market as a whole.

Performance.  The performance information shown provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns compared with those of a broad-based securities market index which has investment characteristics similar to those of the Fund.  The Fund's past performance is not necessarily an indication of how the Fund will perform in the future.
The returns shown in the bar chart and table do not include charges that will be imposed by variable insurance products.  If these amounts were reflected, returns would be less than those shown.
Annual Total Returns as of December 31
Class A
Best Quarter (ended 3/31/2017): 10.72%; Worst Quarter (ended 12/31/2016): -7.13%
Average Annual Total Returns as of 12/31/2017
	1 year	Life of Fund (September 16, 2013)
JNL/WCM Focused International Equity Fund (Class A)	31.65%	9.10%
MSCI All Country World ex USA Index (Net) (reflects no deduction for fees, expenses, or taxes)	27.19%	5.65%

Portfolio Management.
Investment Adviser to the Fund:
 Jackson National Asset Management, LLC
Sub-Adviser:
WCM Investment Management ("WCM")
Portfolio Managers:
Name:	Joined Fund Management Team In:	Title:
Paul R. Black	September 2013	President, Co-CEO and Portfolio Manager, WCM
Peter J. Hunkel	September 2013	Portfolio Manager and Business Analyst, WCM
Michael B. Trigg	September 2013	Portfolio Manager and Business Analyst, WCM
Kurt R. Winrich, CFA	September 2013	Chairman, Co-CEO and Portfolio Manager, WCM

Purchase and Redemption of Fund Shares
Only separate accounts of Jackson National Life Insurance Company ("Jackson") or Jackson National Life Insurance Company of New York ("Jackson NY") and series, including fund of funds, of registered investment companies in which either or both of those insurance companies invest may purchase shares of the Fund. You may invest indirectly in the Fund through your purchase of a variable annuity or life insurance contract issued by a separate account of Jackson or Jackson NY that invests directly, or through a fund of funds, in this Fund.  Any minimum initial or subsequent investment requirements and redemption procedures are governed by the applicable separate account through which you invest indirectly.
This Fund serves as an underlying investment by insurance companies, affiliated investment companies, and retirement plans for funding variable annuity and life insurance contracts and retirement plans.
Tax Information
The Fund's shareholders are separate accounts of Jackson or Jackson NY and mutual funds owned directly or indirectly by such separate accounts.  Accordingly, the Fund's dividends and other distributions generally are not taxable to you, the contract owner or plan participant, but no further discussion is included about the U.S. federal income tax consequences to you.  You should consult the prospectus of the appropriate separate account or description of the plan for a discussion of the U.S. federal income tax consequences to you of your contract, policy or plan.
Payments to Broker-Dealers and Financial Intermediaries
If you invest in the Fund under a variable insurance contract or a plan that offers a variable insurance contract as a plan option through a broker-dealer or other financial intermediary (such as a financial institution), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary's Website for more information.

Supplement Dated August 13, 2018
To The Prospectus Dated April 30, 2018

Jackson Variable Series Trust

Effective August 13, 2018, the following investment options will be available in your variable annuity product:

•	JNL iShares Tactical Growth Fund
•	JNL iShares Tactical Moderate Fund
•	JNL iShares Tactical Moderate Growth Fund

Summary Prospectus – April 30, 2018, as amended August 13, 2018

JNL iShares Tactical Growth Fund
(formerly, JNL Tactical ETF Growth Fund)
Class A

Before you invest, you may want to review the Fund's Prospectus, which contains more information about the Fund and its risks.  You can find the Fund's Prospectus and other information about the Fund, including the Statement of Additional Information ("SAI") and most recent reports to shareholders, online at http://hosted.prospectus.com/Jackson/JacksonVariableSeriesTrust. You can also get this information at no cost by calling 1-800-644-4565 (Annuity and Life Service Center), 1-800-599-5651 (NY Annuity and Life Service Center), 1-800-777-7779 (for contracts purchased through a bank or financial institution) or 1-888-464-7779 (for NY contracts purchased through a bank or financial institution), or by sending an email request to ProspectusRequest@jackson.com.  The current Prospectus and SAI, both dated April 30, 2018, are incorporated by reference into (which means they legally are a part of) this Summary Prospectus.

Investment Objective.  The investment objective of the JNL iShares Tactical Growth Fund (the "Fund") is to seek long-term growth of capital through investment in exchange-traded funds ("Underlying ETFs").
Expenses.  This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
The expenses do not reflect the expenses of the variable insurance contracts or the separate account through which you indirectly invest in the Fund, whichever may be applicable, and the total expenses would be higher if they were included.
Shareholder Fees
(fees paid directly from your investment)
 Not Applicable
Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Class A
Management Fee	0.20%
Distribution and/or Service (12b-1) Fees	0.30%
Other Expenses[1]	0.16%
Acquired Fund Fees and Expenses[2]	0.21%
Total Annual Fund Operating Expenses[3]	0.87%

[1]	"Other Expenses" include an Administrative Fee of 0.15% which is payable to Jackson National Asset Management, LLC ("JNAM" or "Adviser").
[2]
Acquired Fund Fees and Expenses are the indirect expenses of investing in other investment companies.  Accordingly, the expense ratio presented in the Financial Highlights section of the prospectus will not correlate to the Total Annual Fund Operating Expenses disclosed above.

[3]	Expense information has been restated to reflect current fees.

Expense Example. This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the variable insurance contracts or the separate account through which you indirectly invest in the Fund, whichever may be applicable, and the total expenses would be higher if they were included. The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return; (2) redemption at the end of each time period and (3) that the Fund operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
JNL iShares Tactical Growth Fund Class A
1 year	3 years	5 years	10 years
$89	$278	$482	$1,073

Portfolio Turnover (% of average value of portfolio).  The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs.  These costs, which are not reflected in Annual Fund Operating Expenses or in the Expense Example above, affect the Fund's performance.
Period
1/1/2017 - 12/31/2017	29%

Principal Investment Strategies. Under normal market conditions, the Fund seeks to achieve its investment objective primarily through investing at least 80% of its assets (net assets plus the amount of any borrowings made for investment purposes) in underlying exchange-traded funds ("ETFs").  An ETF is an investment fund that is traded on a stock exchange and holds an underlying basket of securities generally designed to track an index.  ETFs can be bought and sold through the trading day in the secondary market or at net asset value directly with an authorized participant.  The Fund will only invest in ETFs that have received an order for exemptive relief from the limits set forth in Section 12 of the Investment Company Act of 1940, as amended (the "1940 Act").  A list of such ETFs will be provided by the Adviser upon request.
Final allocations are determined by the Adviser through the use of both internal and external resources.  BNY Mellon Asset Management North America Corporation ("BNYM AMNA"), the Fund's sub-adviser (the "Sub-Adviser"), is responsible for managing the investment of portfolio assets solely according to the instructions (including the specific Underlying ETFs and the corresponding weights of such Underlying ETFs) provided by the Adviser.  The Sub-Adviser executes transactions in the Underlying ETFs, as required, to closely replicate the allocation instructions received from the Adviser.  The Fund's allocations are rebalanced periodically based on the allocation instructions provided by the Adviser.
During the month, when cash inflows and outflows occur, the Sub-Adviser makes new purchases and sales based on the Fund's current existing market weights.
Under normal market conditions, the Adviser allocates approximately 60% to 100% (with a target allocation of 80%) of the Fund's assets to Underlying ETFs that invest primarily in equity securities, 0% to 40% (with a target allocation of 20%) of the Fund's assets to Underlying ETFs that invest primarily in fixed income securities and/or cash alternatives, and up to 15% (with a target allocation of 0%) of the Fund's assets to Underlying ETFs that invest primarily in alternative assets and strategies.  The Adviser may also allocate the Fund's assets to securities and derivative contracts to meet the Fund's allocation targets.
The Fund may also invest in a range of securities and derivative contracts, including indexes, swap agreements, futures, currency forwards, and U.S. Treasury securities, and cash equivalents including, without limitation, commercial paper, repurchase agreements, and time deposits, as instructed by the Adviser.
The Fund may invest, directly or through ETFs, in securities that have exposure to foreign currencies through their underlying investments, such as in companies that trade in or receive revenues in foreign currencies.
The Fund may invest, directly or through ETFs, in illiquid or thinly traded securities.
The Fund may invest, directly or through ETFs, in bank loans.
The Fund may lend its securities to increase its income.
The Sub-Adviser may invest in ETFs in excess of the 1940 Act limits on investment in other investment companies as instructed by the Adviser.
The Fund is "non-diversified" under the Investment Company Act of 1940, as amended (the "1940 Act"), and may invest more of its assets in fewer issuers than "diversified" mutual funds.
Principal Risks of Investing in the Fund.  An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund's shares will change, and you could lose money by investing in the Fund. The principal risks associated with investing in the Fund include:
•
Allocation risk – The Fund's ability to achieve its investment objective depends upon the investment manager's analysis of such factors as macroeconomic trends, outlooks for various industries and asset class valuations, and its ability to select an appropriate mix of asset classes  and Underlying ETFs based on its analysis of such factors.  The Fund is subject to the risk of changes in market, investment, and economic conditions in the selection and percentages of allocations among Underlying ETFs.

•
Counterparty risk – Transactions involving a counterparty are subject to the credit risk of the counterparty. A Fund that enters into contracts with counterparties, such as repurchase or reverse repurchase agreements or over-the-counter ("OTC") derivatives contracts, or that lends its securities, runs the risk that the counterparty will be unable or unwilling to make timely settlement payments or otherwise honor its obligations. If a counterparty fails to meet its contractual obligations, files for bankruptcy, or otherwise experiences a business interruption, the Fund could suffer losses, including monetary losses, miss investment opportunities or be forced to hold investments it would prefer to sell. Counterparty risk is heightened during unusually adverse market conditions.

•
Currency risk – Investments in foreign currencies, securities that trade in or receive revenues in foreign currencies, or derivatives that provide exposure to foreign currencies are subject to the risk that those currencies may decline in value or, in the case of hedging positions, that the currency may decline in value relative to the currency being hedged. Currency exchange rates can be volatile and may be affected by a number of factors, such as the general economics of a country, the actions (or inaction) of U.S. and foreign governments or central banks, the imposition of currency controls, and speculation. A decline in the value of a foreign currency versus the U.S. dollar reduces the value in U.S. dollars of investments denominated in that foreign currency.

•
Derivatives risk – Investments in derivatives, which are financial instruments whose value depends on, or is derived from, the value of underlying assets, reference rates, or indices, can be highly volatile and may be subject to transaction costs and certain risks, such as unanticipated changes in securities prices and global currency investment.  Derivatives also are subject to leverage risk, liquidity risk, interest rate risk, market risk, counterparty risk, and credit risk.  They also involve the risk of mispricing or improper valuation and the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, interest rate or index. Gains or losses from derivatives can be substantially greater than the derivatives' original cost.  Certain derivatives transactions may subject an Underlying Fund to counterparty risk.

•
Exchange-traded funds investing risk – An investment in an ETF generally presents the following risks:  (i) the same primary risks as an investment in a conventional fund (i.e., one that is not exchange-traded) that has the same investment objectives, strategies and policies; (ii) the risk that an ETF may fail to accurately track the market segment or index that underlies its investment objective; (iii) price fluctuation, resulting in a loss to the Fund; (iv) the risk that an ETF may trade at a discount to its net asset value; (v) the risk that an active market for an ETF's shares may not develop or be maintained; and (vi) the risk that an ETF may no longer meet the listing requirements of any applicable exchanges on which that ETF is listed. When the Fund invests in an ETF, shareholders of the Fund bear their proportionate share of the ETF's fees and expenses as well as their share of the Fund's fees and expenses.

•
Fixed-income risk – The price of fixed-income securities responds to economic developments, particularly interest rate changes, as well as to perceptions about the credit risk of individual issuers.  Rising interest rates generally will cause the price of bonds and other fixed-income debt securities to fall.  Falling interest rates may cause an issuer to redeem, call or refinance a security before its stated maturity, which may result in the Fund having to reinvest the proceeds in lower yielding securities.  Bonds and other fixed-income debt securities are subject to credit risk, which is the possibility that the credit strength of an issuer will weaken and/or an issuer of a fixed-income security will fail to make timely payments of principal or interest and the security will go into default.

•
Foreign regulatory risk – The Adviser is an indirect wholly owned subsidiary of Prudential plc, a publicly traded company incorporated in the United Kingdom and is not affiliated in any manner with Prudential Financial Inc., a company whose principal place of business is in the United States of America.  Through its ownership structure, the Adviser has a number of global financial industry affiliates.  As a result of this structure, and the asset management and financial industry business activities of the Adviser and its affiliates, the Adviser and the Fund may be prohibited or limited in effecting transactions in certain securities.  Additionally, the Adviser and the Fund may encounter trading limitations or restrictions because of aggregation issues or other foreign regulatory requirements.  Foreign regulators or foreign laws may impose position limits on securities held by the Fund, and the Fund may be limited as to which securities it may purchase or sell, as well as the timing of such purchases or sales.  These foreign regulatory limits may increase the Fund's expenses and may limit the Fund's performance.

•
Leverage risk – Certain transactions, such as reverse repurchase agreements, futures, forwards, swaps, or other derivative instruments, include the use of leverage and may cause the Fund to liquidate portfolio positions at disadvantageous times to satisfy its obligations or to meet asset segregation requirements.  The effect of using leverage is to amplify the Fund's gains and losses in comparison to the amount of the Fund's assets (that is, assets other than borrowed assets) at risk, which may cause the Fund's portfolio to be more volatile. If the Fund uses leverage, the Fund has the risk of capital losses that exceed the net assets of the Fund.

•
Liquidity risk – Investments in securities that are difficult to purchase or sell (illiquid or thinly-traded securities) may reduce returns if an Underlying Fund is unable to sell the securities at an advantageous time or price or achieve its desired level of exposure to a certain sector.  Liquidity risk arises, for example, from small average trading volumes, trading restrictions, or temporary suspensions of trading. To meet redemption requests, an Underlying Fund may be forced to sell securities at an unfavorable time and/or under unfavorable conditions.

•
Market risk – Portfolio securities may decline in value due to factors affecting securities markets generally, such as real or perceived adverse economic, political, or regulatory conditions, inflation, changes in interest or currency rates or adverse investor sentiment, among others. Adverse market conditions may be prolonged and may not have the same impact on all types of securities.  The values of securities may fall due to factors affecting a particular issuer, industry or the securities market as a whole.

•
Non-diversification risk – The Fund is non-diversified, as defined by the 1940 Act, and as such may invest in the securities of a limited number of issuers and may invest a greater percentage of its assets in a particular issuer.  Therefore, a decline in the market price of a particular security held by the Fund may affect the Fund's performance more than if the Fund were a diversified investment company.

•
Securities lending risk – Securities lending involves the risk of loss of rights in the collateral or delay in recovery of the collateral if the borrower fails to return the security loaned or becomes insolvent.

•
Settlement risk – Settlement risk is the risk that a settlement in a transfer system does not take place as expected.  Loan transactions often settle on a delayed basis compared with securities and the Fund may not receive proceeds from the sale of a loan for a substantial period after the sale, potentially impacting the ability of the Fund to make additional investments or meet redemption obligations.  In order to meet short-term liquidity needs, the Fund may draw on its cash or other short-term positions, maintain short-term or other liquid assets sufficient to meet reasonably anticipated redemptions, or maintain a credit facility.

Performance.  The performance information shown provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns compared with those of broad-based securities market indices and a composite index which have investment characteristics similar to those of the Fund. Performance results include the effect of expense waiver/reduction arrangements for some or all of the periods shown. If such arrangements had not been in place, performance for those periods would have been lower. The Fund's past performance is not necessarily an indication of how the Fund will perform in the future.
The returns shown in the bar chart and table do not include charges that will be imposed by variable insurance products.  If these amounts were reflected, returns would be less than those shown.
Annual Total Returns as of December 31
Class A
Best Quarter (ended 9/30/2013): 6.33%; Worst Quarter (ended 9/30/2015): -7.09%

Average Annual Total Returns as of 12/31/2017
	1 year	5 year	Life of Fund (February 06, 2012)
JNL iShares Tactical Growth Fund (Class A)	19.35%	9.91%	9.46%
Dow Jones Moderately Aggressive Index (reflects no deduction for fees, expenses, or taxes)	19.08%	10.30%	9.71%
80% MSCI All Country World Index (Net), 20% Bloomberg Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)	19.62%	9.10%	8.79%
MSCI All Country World Index (Net) (reflects no deduction for fees, expenses, or taxes)	23.97%	10.80%	10.32%
Bloomberg Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)	3.54%	2.10%	2.37%

Portfolio Management.
Investment Adviser to the Fund:
 Jackson National Asset Management, LLC
Sub-Adviser:
 BNY Mellon Asset Management North America Corporation ("BNYM AMNA")
Portfolio Managers:
Name:	Joined Fund Management Team In:	Title:
William Harding, CFA	April 2015	Senior Vice President, Chief Investment Officer and Portfolio Manager, JNAM
Sean Hynes, CFA, CAIA	April 2015	Assistant Vice President and Portfolio Manager, JNAM
Mark Pliska, CFA	April 2015	Portfolio Manager, JNAM
Karen Q. Wong, CFA	March 2012	Managing Director, BNYM AMNA
Richard A. Brown, CFA	March 2012	Managing Director, BNYM AMNA
Thomas J. Durante, CFA	March 2012	Managing Director, BNYM AMNA

Purchase and Redemption of Fund Shares
Only separate accounts of Jackson National Life Insurance Company ("Jackson") or Jackson National Life Insurance Company of New York ("Jackson NY") and series, including fund of funds, of registered investment companies in which either or both of those insurance companies invest may purchase shares of the Fund. You may invest indirectly in the Fund through your purchase of a variable annuity or life insurance contract issued by a separate account of Jackson or Jackson NY that invests directly, or through a fund of funds, in this Fund.  Any minimum initial or subsequent investment requirements and redemption procedures are governed by the applicable separate account through which you invest indirectly.
This Fund serves as an underlying investment by insurance companies, affiliated investment companies, and retirement plans for funding variable annuity and life insurance contracts and retirement plans.
Tax Information
The Fund's shareholders are separate accounts of Jackson or Jackson NY and mutual funds owned directly or indirectly by such separate accounts.  Accordingly, the Fund's dividends and other distributions generally are not taxable to you, the contract owner or plan participant, but no further discussion is included about the U.S. federal income tax consequences to you.  You should consult the prospectus of the appropriate separate account or description of the plan for a discussion of the U.S. federal income tax consequences to you of your contract, policy or plan.
Payments to Broker-Dealers and Financial Intermediaries
If you invest in the Fund under a variable insurance contract or a plan that offers a variable insurance contract as a plan option through a broker-dealer or other financial intermediary (such as a financial institution), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary's Website for more information.

Summary Prospectus – April 30, 2018, as amended August 13, 2018

JNL iShares Tactical Moderate Fund
(formerly, JNL Tactical ETF Moderate Fund)
Class A

Before you invest, you may want to review the Fund's Prospectus, which contains more information about the Fund and its risks.  You can find the Fund's Prospectus and other information about the Fund, including the Statement of Additional Information ("SAI") and most recent reports to shareholders, online at http://hosted.prospectus.com/Jackson/JacksonVariableSeriesTrust. You can also get this information at no cost by calling 1-800-644-4565 (Annuity and Life Service Center), 1-800-599-5651 (NY Annuity and Life Service Center), 1-800-777-7779 (for contracts purchased through a bank or financial institution) or 1-888-464-7779 (for NY contracts purchased through a bank or financial institution), or by sending an email request to ProspectusRequest@jackson.com.  The current Prospectus and SAI, both dated April 30, 2018, are incorporated by reference into (which means they legally are a part of) this Summary Prospectus.

Investment Objective.  The investment objective of the JNL iShares Tactical Moderate Fund (the "Fund") is to seek long-term growth of capital through investment in exchange-traded funds ("Underlying ETFs").
Expenses.  This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
The expenses do not reflect the expenses of the variable insurance contracts or the separate account through which you indirectly invest in the Fund, whichever may be applicable, and the total expenses would be higher if they were included.
Shareholder Fees
(fees paid directly from your investment)
 Not Applicable
Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Class A
Management Fee	0.20%
Distribution and/or Service (12b-1) Fees	0.30%
Other Expenses[1]	0.15%
Acquired Fund Fees and Expenses[2]	0.20%
Total Annual Fund Operating Expenses[3]	0.85%

[1]	"Other Expenses" include an Administrative Fee of 0.15% which is payable to Jackson National Asset Management, LLC ("JNAM" or "Adviser").
[2]
Acquired Fund Fees and Expenses are the indirect expenses of investing in other investment companies.  Accordingly, the expense ratio presented in the Financial Highlights section of the prospectus will not correlate to the Total Annual Fund Operating Expenses disclosed above.

[3]	Expense information has been restated to reflect current fees.

Expense Example. This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the variable insurance contracts or the separate account through which you indirectly invest in the Fund, whichever may be applicable, and the total expenses would be higher if they were included. The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return; (2) redemption at the end of each time period and (3) that the Fund operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
JNL iShares Tactical Moderate Fund Class A
1 year	3 years	5 years	10 years
$87	$271	$471	$1,049

Portfolio Turnover (% of average value of portfolio).  The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs.  These costs, which are not reflected in Annual Fund Operating Expenses or in the Expense Example above, affect the Fund's performance.
Period
1/1/2017 - 12/31/2017	37%

Principal Investment Strategies. Under normal market conditions, the Fund seeks to achieve its investment objective primarily through investing at least 80% of its assets (net assets plus the amount of any borrowings made for investment purposes) in a diversified group of underlying exchange-traded funds ("ETFs").  An ETF is an investment fund that is traded on a stock exchange and holds an underlying basket of securities generally designed to track an index.  ETFs can be bought and sold through the trading day in the secondary market or at net asset value directly with an authorized participant.  The Fund will only invest in ETFs that have received an order for exemptive relief from the limits set forth in Section 12 of the Investment Company Act of 1940, as amended (the "1940 Act").  A list of such ETFs will be provided by the Adviser upon request.
Final allocations are determined by the Adviser through the use of both internal and external resources.  BNY Mellon Asset Management North America Corporation ("BNYM AMNA"), the Fund's sub-adviser (the "Sub-Adviser"), is responsible for managing the investment of portfolio assets solely according to the instructions (including the specific Underlying ETFs and the corresponding weights of such Underlying ETFs) provided by the Adviser.  The Sub-Adviser executes transactions in the Underlying ETFs, as required, to closely replicate the allocation instructions received from the Adviser.  The Fund's allocations are rebalanced periodically, generally monthly, based on the allocation instructions provided by the Adviser.
During the month, when cash inflows and outflows occur, the Sub-Adviser makes new purchases and sales based on the Fund's current existing market weights.
Under normal market conditions, the Adviser allocates approximately 20% to 60% (with a target allocation of 40%) of the Fund's assets to Underlying ETFs that invest primarily in equity securities, 40% to 80% (with a target allocation of 60%) of the Fund's assets to Underlying ETFs that invest primarily in fixed income securities and/or cash alternatives, and up to 15% (with a target allocation of 0%) of the Fund's assets to Underlying ETFs that invest primarily in alternative assets and strategies.  The Adviser may also allocate the Fund's assets to securities and derivative contracts to meet the Fund's allocation targets.
The Fund may also invest in a range of securities and derivative contracts, including indexes, swap agreements, futures, currency forwards, and U.S. Treasury securities, and cash equivalents including, without limitation, commercial paper, repurchase agreements, and time deposits, as instructed by the Adviser.
The Fund may invest, directly or through ETFs, in securities that have exposure to foreign currencies through their underlying investments, such as in companies that trade in or receive revenues in foreign currencies.
The Fund may invest, directly or through ETFs, in illiquid or thinly traded securities.
The Fund may invest, directly or through ETFs, in bank loans.
The Fund may lend its securities to increase its income.
The Sub-Adviser may invest in ETFs in excess of the 1940 Act limits on investment in other investment companies as instructed by the Adviser.
The Fund is "non-diversified" under the Investment Company Act of 1940, as amended (the "1940 Act"), and may invest more of its assets in fewer issuers than "diversified" mutual funds.
Principal Risks of Investing in the Fund.  An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund's shares will change, and you could lose money by investing in the Fund. The principal risks associated with investing in the Fund include:
•
Allocation risk – The Fund's ability to achieve its investment objective depends upon the investment manager's analysis of such factors as macroeconomic trends, outlooks for various industries and asset class valuations, and its ability to select an appropriate mix of asset classes  and Underlying ETFs based on its analysis of such factors.  The Fund is subject to the risk of changes in market, investment, and economic conditions in the selection and percentages of allocations among Underlying ETFs.

•
Counterparty risk – Transactions involving a counterparty are subject to the credit risk of the counterparty. A Fund that enters into contracts with counterparties, such as repurchase or reverse repurchase agreements or over-the-counter ("OTC") derivatives contracts, or that lends its securities, runs the risk that the counterparty will be unable or unwilling to make timely settlement payments or otherwise honor its obligations. If a counterparty fails to meet its contractual obligations, files for bankruptcy, or otherwise experiences a business interruption, the Fund could suffer losses, including monetary losses, miss investment opportunities or be forced to hold investments it would prefer to sell. Counterparty risk is heightened during unusually adverse market conditions.

•
Currency risk – Investments in foreign currencies, securities that trade in or receive revenues in foreign currencies, or derivatives that provide exposure to foreign currencies are subject to the risk that those currencies may decline in value or, in the case of hedging positions, that the currency may decline in value relative to the currency being hedged. Currency exchange rates can be volatile and may be affected by a number of factors, such as the general economics of a country, the actions (or inaction) of U.S. and foreign governments or central banks, the imposition of currency controls, and speculation. A decline in the value of a foreign currency versus the U.S. dollar reduces the value in U.S. dollars of investments denominated in that foreign currency.

•
Derivatives risk – Investments in derivatives, which are financial instruments whose value depends on, or is derived from, the value of underlying assets, reference rates, or indices, can be highly volatile and may be subject to transaction costs and certain risks, such as unanticipated changes in securities prices and global currency investment.  Derivatives also are subject to leverage risk, liquidity risk, interest rate risk, market risk, counterparty risk, and credit risk.  They also involve the risk of mispricing or improper valuation and the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, interest rate or index. Gains or losses from derivatives can be substantially greater than the derivatives' original cost.  Certain derivatives transactions may subject an Underlying Fund to counterparty risk.

•
Exchange-traded funds investing risk – An investment in an ETF generally presents the following risks:  (i) the same primary risks as an investment in a conventional fund (i.e., one that is not exchange-traded) that has the same investment objectives, strategies and policies; (ii) the risk that an ETF may fail to accurately track the market segment or index that underlies its investment objective; (iii) price fluctuation, resulting in a loss to the Fund; (iv) the risk that an ETF may trade at a discount to its net asset value; (v) the risk that an active market for an ETF's shares may not develop or be maintained; and (vi) the risk that an ETF may no longer meet the listing requirements of any applicable exchanges on which that ETF is listed. When the Fund invests in an ETF, shareholders of the Fund bear their proportionate share of the ETF's fees and expenses as well as their share of the Fund's fees and expenses.

•
Fixed-income risk – The price of fixed-income securities responds to economic developments, particularly interest rate changes, as well as to perceptions about the credit risk of individual issuers.  Rising interest rates generally will cause the price of bonds and other fixed-income debt securities to fall.  Falling interest rates may cause an issuer to redeem, call or refinance a security before its stated maturity, which may result in the Fund having to reinvest the proceeds in lower yielding securities.  Bonds and other fixed-income debt securities are subject to credit risk, which is the possibility that the credit strength of an issuer will weaken and/or an issuer of a fixed-income security will fail to make timely payments of principal or interest and the security will go into default.

•
Foreign regulatory risk – The Adviser is an indirect wholly owned subsidiary of Prudential plc, a publicly traded company incorporated in the United Kingdom and is not affiliated in any manner with Prudential Financial Inc., a company whose principal place of business is in the United States of America.  Through its ownership structure, the Adviser has a number of global financial industry affiliates.  As a result of this structure, and the asset management and financial industry business activities of the Adviser and its affiliates, the Adviser and the Fund may be prohibited or limited in effecting transactions in certain securities.  Additionally, the Adviser and the Fund may encounter trading limitations or restrictions because of aggregation issues or other foreign regulatory requirements.  Foreign regulators or foreign laws may impose position limits on securities held by the Fund, and the Fund may be limited as to which securities it may purchase or sell, as well as the timing of such purchases or sales.  These foreign regulatory limits may increase the Fund's expenses and may limit the Fund's performance.

•
Leverage risk – Certain transactions, such as reverse repurchase agreements, futures, forwards, swaps, or other derivative instruments, include the use of leverage and may cause the Fund to liquidate portfolio positions at disadvantageous times to satisfy its obligations or to meet asset segregation requirements.  The effect of using leverage is to amplify the Fund's gains and losses in comparison to the amount of the Fund's assets (that is, assets other than borrowed assets) at risk, which may cause the Fund's portfolio to be more volatile. If the Fund uses leverage, the Fund has the risk of capital losses that exceed the net assets of the Fund.

•
Liquidity risk – Investments in securities that are difficult to purchase or sell (illiquid or thinly-traded securities) may reduce returns if an Underlying Fund is unable to sell the securities at an advantageous time or price or achieve its desired level of exposure to a certain sector.  Liquidity risk arises, for example, from small average trading volumes, trading restrictions, or temporary suspensions of trading. To meet redemption requests, an Underlying Fund may be forced to sell securities at an unfavorable time and/or under unfavorable conditions.

•
Market risk – Portfolio securities may decline in value due to factors affecting securities markets generally, such as real or perceived adverse economic, political, or regulatory conditions, inflation, changes in interest or currency rates or adverse investor sentiment, among others. Adverse market conditions may be prolonged and may not have the same impact on all types of securities.  The values of securities may fall due to factors affecting a particular issuer, industry or the securities market as a whole.

•
Non-diversification risk – The Fund is non-diversified, as defined by the 1940 Act, and as such may invest in the securities of a limited number of issuers and may invest a greater percentage of its assets in a particular issuer.  Therefore, a decline in the market price of a particular security held by the Fund may affect the Fund's performance more than if the Fund were a diversified investment company.

•
Securities lending risk – Securities lending involves the risk of loss of rights in the collateral or delay in recovery of the collateral if the borrower fails to return the security loaned or becomes insolvent.

•
Settlement risk – Settlement risk is the risk that a settlement in a transfer system does not take place as expected.  Loan transactions often settle on a delayed basis compared with securities and the Fund may not receive proceeds from the sale of a loan for a substantial period after the sale, potentially impacting the ability of the Fund to make additional investments or meet redemption obligations.  In order to meet short-term liquidity needs, the Fund may draw on its cash or other short-term positions, maintain short-term or other liquid assets sufficient to meet reasonably anticipated redemptions, or maintain a credit facility.

Performance.  The performance information shown provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns compared with those of broad-based securities market indices and a composite index which have investment characteristics similar to those of the Fund. Performance results include the effect of expense waiver/reduction arrangements for some or all of the periods shown.  If such arrangements had not been in place, performance for those periods would have been lower. The Fund's past performance is not necessarily an indication of how the Fund will perform in the future.
The returns shown in the bar chart and table do not include charges that will be imposed by variable insurance products.  If these amounts were reflected, returns would be less than those shown.
Annual Total Returns as of December 31
Class A
Best Quarter (ended 9/30/2013): 3.27%; Worst Quarter (ended 9/30/2015): -3.54%
Average Annual Total Returns as of 12/31/2017
	1 year	5 year	Life of Fund (February 06, 2012)
JNL iShares Tactical Moderate Fund (Class A)	11.45%	5.52%	5.43%
Dow Jones Moderately Conservative Index (reflects no deduction for fees, expenses, or taxes)	10.91%	5.60%	5.46%
40% MSCI All Country World Index (Net), 60% Bloomberg Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)	11.32%	5.63%	5.63%
MSCI All Country World Index (Net) (reflects no deduction for fees, expenses, or taxes)	23.97%	10.80%	10.32%
Bloomberg Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)	3.54%	2.10%	2.37%

Portfolio Management.
Investment Adviser to the Fund:
 Jackson National Asset Management, LLC
Sub-Adviser:
 BNY Mellon Asset Management North America Corporation ("BNYM AMNA")
Portfolio Managers:
Name:	Joined Fund Management Team In:	Title:
William Harding, CFA	April 2015	Senior Vice President, Chief Investment Officer and Portfolio Manager, JNAM
Sean Hynes, CFA, CAIA	April 2015	Assistant Vice President and Portfolio Manager, JNAM
Mark Pliska, CFA	April 2015	Portfolio Manager, JNAM
Karen Q. Wong, CFA	March 2012	Managing Director, BNYM AMNA
Richard A. Brown, CFA	March 2012	Managing Director, BNYM AMNA
Thomas J. Durante, CFA	March 2012	Managing Director, BNYM AMNA

Purchase and Redemption of Fund Shares
Only separate accounts of Jackson National Life Insurance Company ("Jackson") or Jackson National Life Insurance Company of New York ("Jackson NY") and series, including fund of funds, of registered investment companies in which either or both of those insurance companies invest may purchase shares of the Fund. You may invest indirectly in the Fund through your purchase of a variable annuity or life insurance contract issued by a separate account of Jackson or Jackson NY that invests directly, or through a fund of funds, in this Fund.  Any minimum initial or subsequent investment requirements and redemption procedures are governed by the applicable separate account through which you invest indirectly.
This Fund serves as an underlying investment by insurance companies, affiliated investment companies, and retirement plans for funding variable annuity and life insurance contracts and retirement plans.
Tax Information
The Fund's shareholders are separate accounts of Jackson or Jackson NY and mutual funds owned directly or indirectly by such separate accounts.  Accordingly, the Fund's dividends and other distributions generally are not taxable to you, the contract owner or plan participant, but no further discussion is included about the U.S. federal income tax consequences to you.  You should consult the prospectus of the appropriate separate account or description of the plan for a discussion of the U.S. federal income tax consequences to you of your contract, policy or plan.
Payments to Broker-Dealers and Financial Intermediaries
If you invest in the Fund under a variable insurance contract or a plan that offers a variable insurance contract as a plan option through a broker-dealer or other financial intermediary (such as a financial institution), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary's Website for more information.

Summary Prospectus – April 30, 2018, as amended August 13, 2018

JNL iShares Tactical Moderate Growth Fund
(formerly, JNL Tactical ETF Moderate Growth Fund)
Class A

Before you invest, you may want to review the Fund's Prospectus, which contains more information about the Fund and its risks.  You can find the Fund's Prospectus and other information about the Fund, including the Statement of Additional Information ("SAI") and most recent reports to shareholders, online at http://hosted.prospectus.com/Jackson/JacksonVariableSeriesTrust. You can also get this information at no cost by calling 1-800-644-4565 (Annuity and Life Service Center), 1-800-599-5651 (NY Annuity and Life Service Center), 1-800-777-7779 (for contracts purchased through a bank or financial institution) or 1-888-464-7779 (for NY contracts purchased through a bank or financial institution), or by sending an email request to ProspectusRequest@jackson.com.  The current Prospectus and SAI, both dated April 30, 2018, are incorporated by reference into (which means they legally are a part of) this Summary Prospectus.

Investment Objective.  The investment objective of the JNL iShares Tactical Moderate Growth Fund (the "Fund") is to seek long-term growth of capital through investment in exchange-traded funds ("Underlying ETFs").
Expenses.  This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
The expenses do not reflect the expenses of the variable insurance contracts or the separate account through which you indirectly invest in the Fund, whichever may be applicable, and the total expenses would be higher if they were included.
Shareholder Fees
(fees paid directly from your investment)
 Not Applicable
Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Class A
Management Fee	0.20%
Distribution and/or Service (12b-1) Fees	0.30%
Other Expenses[1]	0.16%
Acquired Fund Fees and Expenses[2]	0.20%
Total Annual Fund Operating Expenses[3]	0.86%

[1]	"Other Expenses" include an Administrative Fee of 0.15% which is payable to Jackson National Asset Management, LLC ("JNAM" or "Adviser").
[2]
Acquired Fund Fees and Expenses are the indirect expenses of investing in other investment companies.  Accordingly, the expense ratio presented in the Financial Highlights section of the prospectus will not correlate to the Total Annual Fund Operating Expenses disclosed above.

[3]	Expense information has been restated to reflect current fees.

Expense Example. This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the variable insurance contracts or the separate account through which you indirectly invest in the Fund, whichever may be applicable, and the total expenses would be higher if they were included. The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return; (2) redemption at the end of each time period and (3) that the Fund operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
JNL iShares Tactical Moderate Growth Fund Class A
1 year	3 years	5 years	10 years
$88	$274	$477	$1,061

Portfolio Turnover (% of average value of portfolio).  The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs.  These costs, which are not reflected in Annual Fund Operating Expenses or in the Expense Example above, affect the Fund's performance.
Period
1/1/2017 - 12/31/2017	37%

Principal Investment Strategies. Under normal market conditions, the Fund seeks to achieve its investment objective primarily through investing at least 80% of its assets (net assets plus the amount of any borrowings made for investment purposes) in a diversified group of underlying exchange-traded funds ("ETFs").  An ETF is an investment fund that is traded on a stock exchange and holds an underlying basket of securities generally designed to track an index.  ETFs can be bought and sold through the trading day in the secondary market or at net asset value directly with an authorized participant.  The Fund will only invest in ETFs that have received an order for exemptive relief from the limits set forth in Section 12 of the Investment Company Act of 1940, as amended (the "1940 Act").  A list of such ETFs will be provided by the Adviser upon request.
Final allocations are determined by the Adviser through the use of both internal and external resources. BNY Mellon Asset Management North America Corporation ("BNYM AMNA"), the Fund's sub-adviser (the "Sub-Adviser"), is responsible for managing the investment of portfolio assets solely according to the instructions (including the specific Underlying ETFs and the corresponding weights of such Underlying ETFs) provided by the Adviser.  The Sub-Adviser executes transactions in the Underlying ETFs, as required, to closely replicate the allocation instructions received from the Adviser.  The Fund's allocations are rebalanced periodically based on the allocation instructions provided by the Adviser.
During the month, when cash inflows and outflows occur, the Sub-Adviser makes new purchases and sales based on the Fund's current existing market weights.
Under normal market conditions, the Adviser allocates approximately 40% to 80% (with a target allocation of 60%) of the Fund's assets to Underlying ETFs that invest primarily in equity securities, 20% to 60% (with a target allocation of 40%) of the Fund's assets to Underlying ETFs that invest primarily in fixed income securities and/or cash alternatives, and up to 15% (with a target allocation of 0%) of the Fund's assets to Underlying ETFs that invest primarily in alternative assets and strategies.  The Adviser may also allocate the Fund's assets to securities and derivative contracts to meet the Fund's allocation targets.
The Fund may also invest in a range of securities and derivative contracts, including indexes, swap agreements, futures, currency forwards, and U.S. Treasury securities, and cash equivalents including, without limitation, commercial paper, repurchase agreements, and time deposits, as instructed by the Adviser.
The Fund may invest, directly or through ETFs, in securities that have exposure to foreign currencies through their underlying investments, such as in companies that trade in or receive revenues in foreign currencies.
The Fund may invest, directly or through ETFs, in illiquid or thinly traded securities.
The Fund may invest, directly or through ETFs, in bank loans.
The Fund may lend its securities to increase its income.
The Sub-Adviser may invest in ETFs in excess of the 1940 Act limits on investment in other investment companies as instructed by the Adviser.
The Fund is "non-diversified" under the Investment Company Act of 1940, as amended (the "1940 Act"), and may invest more of its assets in fewer issuers than "diversified" mutual funds.
Principal Risks of Investing in the Fund.  An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund's shares will change, and you could lose money by investing in the Fund. The principal risks associated with investing in the Fund include:
•
Allocation risk – The Fund's ability to achieve its investment objective depends upon the investment manager's analysis of such factors as macroeconomic trends, outlooks for various industries and asset class valuations, and its ability to select an appropriate mix of asset classes  and Underlying ETFs based on its analysis of such factors.  The Fund is subject to the risk of changes in market, investment, and economic conditions in the selection and percentages of allocations among Underlying ETFs.

•
Counterparty risk – Transactions involving a counterparty are subject to the credit risk of the counterparty. A Fund that enters into contracts with counterparties, such as repurchase or reverse repurchase agreements or over-the-counter ("OTC") derivatives contracts, or that lends its securities, runs the risk that the counterparty will be unable or unwilling to make timely settlement payments or otherwise honor its obligations. If a counterparty fails to meet its contractual obligations, files for bankruptcy, or otherwise experiences a business interruption, the Fund could suffer losses, including monetary losses, miss investment opportunities or be forced to hold investments it would prefer to sell. Counterparty risk is heightened during unusually adverse market conditions.

•
Currency risk – Investments in foreign currencies, securities that trade in or receive revenues in foreign currencies, or derivatives that provide exposure to foreign currencies are subject to the risk that those currencies may decline in value or, in the case of hedging positions, that the currency may decline in value relative to the currency being hedged. Currency exchange rates can be volatile and may be affected by a number of factors, such as the general economics of a country, the actions (or inaction) of U.S. and foreign governments or central banks, the imposition of currency controls, and speculation. A decline in the value of a foreign currency versus the U.S. dollar reduces the value in U.S. dollars of investments denominated in that foreign currency.

•
Derivatives risk – Investments in derivatives, which are financial instruments whose value depends on, or is derived from, the value of underlying assets, reference rates, or indices, can be highly volatile and may be subject to transaction costs and certain risks, such as unanticipated changes in securities prices and global currency investment.  Derivatives also are subject to leverage risk, liquidity risk, interest rate risk, market risk, counterparty risk, and credit risk.  They also involve the risk of mispricing or improper valuation and the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, interest rate or index. Gains or losses from derivatives can be substantially greater than the derivatives' original cost.  Certain derivatives transactions may subject an Underlying Fund to counterparty risk.

•
Exchange-traded funds investing risk – An investment in an ETF generally presents the following risks:  (i) the same primary risks as an investment in a conventional fund (i.e., one that is not exchange-traded) that has the same investment objectives, strategies and policies; (ii) the risk that an ETF may fail to accurately track the market segment or index that underlies its investment objective; (iii) price fluctuation, resulting in a loss to the Fund; (iv) the risk that an ETF may trade at a discount to its net asset value; (v) the risk that an active market for an ETF's shares may not develop or be maintained; and (vi) the risk that an ETF may no longer meet the listing requirements of any applicable exchanges on which that ETF is listed. When the Fund invests in an ETF, shareholders of the Fund bear their proportionate share of the ETF's fees and expenses as well as their share of the Fund's fees and expenses.

•
Fixed-income risk – The price of fixed-income securities responds to economic developments, particularly interest rate changes, as well as to perceptions about the credit risk of individual issuers.  Rising interest rates generally will cause the price of bonds and other fixed-income debt securities to fall.  Falling interest rates may cause an issuer to redeem, call or refinance a security before its stated maturity, which may result in the Fund having to reinvest the proceeds in lower yielding securities.  Bonds and other fixed-income debt securities are subject to credit risk, which is the possibility that the credit strength of an issuer will weaken and/or an issuer of a fixed-income security will fail to make timely payments of principal or interest and the security will go into default.

•
Foreign regulatory risk – The Adviser is an indirect wholly owned subsidiary of Prudential plc, a publicly traded company incorporated in the United Kingdom and is not affiliated in any manner with Prudential Financial Inc., a company whose principal place of business is in the United States of America.  Through its ownership structure, the Adviser has a number of global financial industry affiliates.  As a result of this structure, and the asset management and financial industry business activities of the Adviser and its affiliates, the Adviser and the Fund may be prohibited or limited in effecting transactions in certain securities.  Additionally, the Adviser and the Fund may encounter trading limitations or restrictions because of aggregation issues or other foreign regulatory requirements.  Foreign regulators or foreign laws may impose position limits on securities held by the Fund, and the Fund may be limited as to which securities it may purchase or sell, as well as the timing of such purchases or sales.  These foreign regulatory limits may increase the Fund's expenses and may limit the Fund's performance.

•
Leverage risk – Certain transactions, such as reverse repurchase agreements, futures, forwards, swaps, or other derivative instruments, include the use of leverage and may cause the Fund to liquidate portfolio positions at disadvantageous times to satisfy its obligations or to meet asset segregation requirements.  The effect of using leverage is to amplify the Fund's gains and losses in comparison to the amount of the Fund's assets (that is, assets other than borrowed assets) at risk, which may cause the Fund's portfolio to be more volatile. If the Fund uses leverage, the Fund has the risk of capital losses that exceed the net assets of the Fund.

•
Liquidity risk – Investments in securities that are difficult to purchase or sell (illiquid or thinly-traded securities) may reduce returns if an Underlying Fund is unable to sell the securities at an advantageous time or price or achieve its desired level of exposure to a certain sector.  Liquidity risk arises, for example, from small average trading volumes, trading restrictions, or temporary suspensions of trading. To meet redemption requests, an Underlying Fund may be forced to sell securities at an unfavorable time and/or under unfavorable conditions.

•
Market risk – Portfolio securities may decline in value due to factors affecting securities markets generally, such as real or perceived adverse economic, political, or regulatory conditions, inflation, changes in interest or currency rates or adverse investor sentiment, among others. Adverse market conditions may be prolonged and may not have the same impact on all types of securities.  The values of securities may fall due to factors affecting a particular issuer, industry or the securities market as a whole.

•
Non-diversification risk – The Fund is non-diversified, as defined by the 1940 Act, and as such may invest in the securities of a limited number of issuers and may invest a greater percentage of its assets in a particular issuer.  Therefore, a decline in the market price of a particular security held by the Fund may affect the Fund's performance more than if the Fund were a diversified investment company.

•
Securities lending risk – Securities lending involves the risk of loss of rights in the collateral or delay in recovery of the collateral if the borrower fails to return the security loaned or becomes insolvent.

•
Settlement risk – Settlement risk is the risk that a settlement in a transfer system does not take place as expected.  Loan transactions often settle on a delayed basis compared with securities and the Fund may not receive proceeds from the sale of a loan for a substantial period after the sale, potentially impacting the ability of the Fund to make additional investments or meet redemption obligations.  In order to meet short-term liquidity needs, the Fund may draw on its cash or other short-term positions, maintain short-term or other liquid assets sufficient to meet reasonably anticipated redemptions, or maintain a credit facility.

Performance.  The performance information shown provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns compared with those of broad-based securities market indices and a composite index which have investment characteristics similar to those of the Fund. Performance results include the effect of expense waiver/reduction arrangements for some or all of the periods shown. If such arrangements had not been in place, performance for those periods would have been lower. The Fund's past performance is not necessarily an indication of how the Fund will perform in the future.
The returns shown in the bar chart and table do not include charges that will be imposed by variable insurance products.  If these amounts were reflected, returns would be less than those shown.
Annual Total Returns as of December 31
Class A
Best Quarter (ended 9/30/2013): 5.10%; Worst Quarter (ended 9/30/2015): -5.24%
Average Annual Total Returns as of 12/31/2017
	1 year	5 year	Life of Fund (February 06, 2012)
JNL iShares Tactical Moderate Growth Fund (Class A)	15.72%	8.08%	7.74%
Dow Jones Moderate Index (reflects no deduction for fees, expenses, or taxes)	15.15%	8.11%	7.73%
60% MSCI All Country World Index (Net), 40% Bloomberg Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)	15.41%	7.37%	7.22%
MSCI All Country World Index (Net) (reflects no deduction for fees, expenses, or taxes)	23.97%	10.80%	10.32%
Bloomberg Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)	3.54%	2.10%	2.37%

Portfolio Management.
Investment Adviser to the Fund:
 Jackson National Asset Management, LLC
Sub-Adviser:
 BNY Mellon Asset Management North America Corporation ("BNYM AMNA")
Portfolio Managers:
Name:	Joined Fund Management Team In:	Title:
William Harding, CFA	April 2015	Senior Vice President, Chief Investment Officer and Portfolio Manager, JNAM
Sean Hynes, CFA, CAIA	April 2015	Assistant Vice President and Portfolio Manager, JNAM
Mark Pliska, CFA	April 2015	Portfolio Manager, JNAM
Karen Q. Wong, CFA	March 2012	Managing Director, BNYM AMNA
Richard A. Brown, CFA	March 2012	Managing Director, BNYM AMNA
Thomas J. Durante, CFA	March 2012	Managing Director, BNYM AMNA

Purchase and Redemption of Fund Shares
Only separate accounts of Jackson National Life Insurance Company ("Jackson") or Jackson National Life Insurance Company of New York ("Jackson NY") and series, including fund of funds, of registered investment companies in which either or both of those insurance companies invest may purchase shares of the Fund. You may invest indirectly in the Fund through your purchase of a variable annuity or life insurance contract issued by a separate account of Jackson or Jackson NY that invests directly, or through a fund of funds, in this Fund.  Any minimum initial or subsequent investment requirements and redemption procedures are governed by the applicable separate account through which you invest indirectly.
This Fund serves as an underlying investment by insurance companies, affiliated investment companies, and retirement plans for funding variable annuity and life insurance contracts and retirement plans.
Tax Information
The Fund's shareholders are separate accounts of Jackson or Jackson NY and mutual funds owned directly or indirectly by such separate accounts.  Accordingly, the Fund's dividends and other distributions generally are not taxable to you, the contract owner or plan participant, but no further discussion is included about the U.S. federal income tax consequences to you.  You should consult the prospectus of the appropriate separate account or description of the plan for a discussion of the U.S. federal income tax consequences to you of your contract, policy or plan.
Payments to Broker-Dealers and Financial Intermediaries
If you invest in the Fund under a variable insurance contract or a plan that offers a variable insurance contract as a plan option through a broker-dealer or other financial intermediary (such as a financial institution), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary's Website for more information.

This Supplement is dated August 13, 2018.